(2_FIDELITY_LOGOS)FIDELITY ADVISOR
FOCUS FUNDS
CLASS A AND CLASS T
Consumer Industries
Cyclical Industries
Financial Services
Health Care
Technology
Utilities Growth

SEMIANNUAL REPORT
JANUARY 31, 1997
CONTENTS


PERFORMANCE OVERVIEW AND   3
MARKET RECAP

CONSUMER INDUSTRIES        4     PERFORMANCE AND INVESTMENT SUMMARY
                           6     FUND TALK: THE MANAGERS' OVERVIEW
                           7     INVESTMENTS
                           10    FINANCIAL STATEMENTS
                           13    NOTES TO THE FINANCIAL STATEMENTS

CYCLICAL INDUSTRIES        16    PERFORMANCE AND INVESTMENT SUMMARY
                           18    FUND TALK: THE MANAGER'S OVERVIEW
                           19    INVESTMENTS
                           22    FINANCIAL STATEMENTS
                           25    NOTES TO THE FINANCIAL STATEMENTS

FINANCIAL SERVICES         28    PERFORMANCE AND INVESTMENT SUMMARY
                           30    FUND TALK: THE MANAGER'S OVERVIEW
                           31    INVESTMENTS
                           32    FINANCIAL STATEMENTS
                           35    NOTES TO THE FINANCIAL STATEMENTS

HEALTH CARE                38    PERFORMANCE AND INVESTMENT SUMMARY
                           40    FUND TALK: THE MANAGER'S OVERVIEW
                           41    INVESTMENTS
                           43    FINANCIAL STATEMENTS
                           46    NOTES TO THE FINANCIAL STATEMENTS

TECHNOLOGY                 49    PERFORMANCE AND INVESTMENT SUMMARY
                           51    FUND TALK: THE MANAGER'S OVERVIEW
                           52    INVESTMENTS
                           55    FINANCIAL STATEMENTS
                           58    NOTES TO THE FINANCIAL STATEMENTS

UTILITIES GROWTH           61    PERFORMANCE AND INVESTMENT SUMMARY
                           63    FUND TALK: THE MANAGER'S OVERVIEW
                           64    INVESTMENTS
                           66    FINANCIAL STATEMENTS
                           69    NOTES TO THE FINANCIAL STATEMENTS

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PERFORMANCE OVERVIEW


U.S. STOCK MARKET ENVIRONMENT
Paced by the robust performance of blue chip stocks, the U.S. stock market posted strong gains for the period covered by this report. The Standard & Poor's 500 Index - a broad measure of U.S. stock market performance - rose 21.57% from September 3, 1996, through January 31, 1997. The Russell 2000 Index - a measure of small stock performance - rose 20.82%. The Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted a return of 22.34%, closing above 6500 for the first time in November.
Solid corporate earnings reports, large cash inflows into mutual funds, widespread optimism and a generally favorable interest rate environment propelled share prices higher. The largest capitalization stocks thrived as investors sought their lower volatility and higher degree of liquidity over smaller-cap stocks in an environment where it was sometimes difficult to discern the health of the economy. Stock markets experienced some volatility in December, sparked by comments by Federal Reserve Board Chairman Alan Greenspan about the market's exuberance, but rebounded well and continued their upward track through the end of January.
Most industry sectors experienced positive, if not strong performance. TECHNOLOGY proved to be one of the strongest performing sectors in the market during the six-month period. Earnings surprises and positive earnings projections were the main drivers of solid performance, especially among semiconductor and disk drive manufacturers as well as software firms. Even though consensus estimates pointed toward increases in short-term interest rates by the Fed, FINANCE stocks - usually sensitive to changes in interest rates - shrugged off this concern and posted solid performance based on low interest rates and positive business prospects. Brokerage and investment management stocks also thrived amid the backdrop of the stock market's steady upward climb and buoyant investor sentiment.
ENERGY stocks reaped the benefits of higher-than-expected energy prices, which resulted in part from the delayed entry of Iraq into the world market, low inventory levels and cold weather nationwide. Uncertainty over the direction of the economy benefited CONSUMER NONDURABLES - such as food, beverage and tobacco companies - and traditional big-name growth stocks, as these companies tend to post steady earnings growth in many economic environments. Pharmaceutical companies turned in the best performance in the HEALTH CARE sector, spurred on by new product development and strong unit volume growth stimulated by higher drug utilization rates by managed care providers. Biotechnology issues had a hard time recovering from a correction in stock prices that they experienced earlier in 1996.
Most UTILITY stocks struggled during the six-month period. Uncertainty over the direction and form of deregulation in the sector tended to diminish investor interest. In addition, stocks in this sector tend to move in concert with bonds, which lagged stocks due to periodic inflation fears and mixed economic signals. Stocks in the telecommunications field especially were affected by uncertainty over how federal legislation signed into law in February 1996 would change the competitive landscape. However, natural gas utilities tended to perform well, largely as a result of tight supplies, cold weather and consolidation within the industry. CYCLICAL stocks - those that usually rise and fall with the economy - posted mixed results that largely depended on the outlook for individual companies in specific sectors rather than the strength of the economy.
ADVISOR CONSUMER INDUSTRIES FUND - CLASS A
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                     LIFE OF
JANUARY 31, 1997                 FUND

CONSUMER INDUSTRIES - CLASS A    13.64%

CONSUMER INDUSTRIES - CLASS A    7.67%
(INCL. 5.25% SALES CHARGE)

S&P 500 (registered trademark)   21.57%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class A's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and return
of
a fund that invests in a sector will vary. That
means if you sell your shares during a sector
downturn, you might lose money. But if you
can identify a sector that is about to
experience rapid growth you may have the
potential for above-average gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970212 144904 S00000000000001
             FA Consumer Ind -CL A       SP Standard & Poor 500
             00185                       SP001
  1996/09/03       9475.00                    10000.00
  1996/09/30       9996.13                    10561.42
  1996/10/31      10109.83                    10852.70
  1996/11/30      10450.93                    11673.05
  1996/12/31      10271.02                    11441.81
  1997/01/31      10766.93                    12156.70
IMATRL PRASUN   SHR__CHT 19970131 19970212 144906 R00000000000008

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Class A on September 3, 1996, when the fund started, and the current maximum 5.25% sales charge was paid. As the chart shows, by January 31, 1997, the value of the investment would have grown to $10,767 - a 7.67% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,157 - a 21.57% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1997
                                % OF FUND'S
                                INVESTMENTS

Procter & Gamble Co.            4.5

Philip Morris Companies, Inc.   4.1

Gillette Co.                    4.1

Westinghouse Electric Corp.     3.7

Coca-Cola Co. (The)             3.7

Disney (Walt) Co.               3.5

HFS, Inc.                       3.2

Hilton Hotels Corp.             2.4

Mirage Resorts, Inc.            2.1

Kimberly-Clark Corp.            2.1

TOP INDUSTRIES AS OF JANUARY 31, 1997
Hotels, Motels &
Tourist Centers  8.1%
 Soaps & Detergents 7.3%
Cosmetics 6.4%
Soft Drinks 5.7%
Electrical Machinery 4.7%
All Others 67.8%*
Row: 1, Col: 1, Value: 67.8
Row: 1, Col: 2, Value: 4.7
Row: 1, Col: 3, Value: 5.7
Row: 1, Col: 4, Value: 6.4
Row: 1, Col: 5, Value: 7.3
Row: 1, Col: 6, Value: 8.1
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR CONSUMER INDUSTRIES FUND - CLASS T
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                    LIFE OF
JANUARY 31, 1997                FUND

CONSUMER INDUSTRIES - CLASS T   13.53%

CONSUMER INDUSTRIES - CLASS T   9.56%
(INCL. 3.50% SALES CHARGE)

S&P 500                         21.57%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class T's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and return
of
a fund that invests in a sector will vary. That
means if you sell your shares during a sector
downturn, you might lose money. But if you
can identify a sector that is about to
experience rapid growth you may have the
potential for above-average gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970212 145745 S00000000000001
             FA Consumer Ind -CL T       SP Standard & Poor 500
             00195                       SP001
  1996/09/03       9650.00                    10000.00
  1996/09/30      10180.75                    10561.42
  1996/10/31      10296.55                    10852.70
  1996/11/30      10643.95                    11673.05
  1996/12/31      10451.06                    11441.81
  1997/01/31      10955.66                    12156.70
IMATRL PRASUN   SHR__CHT 19970131 19970212 145746 R00000000000008

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Class T on September 3, 1996, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by January 31, 1997, the value of the investment would have grown to $10,956 - a 9.56% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,157 - a 21.57% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1997
                                % OF FUND'S
                                INVESTMENTS

Procter & Gamble Co.            4.5

Philip Morris Companies, Inc.   4.1

Gillette Co.                    4.1

Westinghouse Electric Corp.     3.7

Coca-Cola Co. (The)             3.7

Disney (Walt) Co.               3.5

HFS, Inc.                       3.2

Hilton Hotels Corp.             2.4

Mirage Resorts, Inc.            2.1

Kimberly-Clark Corp.            2.1

TOP INDUSTRIES AS OF JANUARY 31, 1997
Hotels, Motels &
Tourist Centers  8.1%
 Soaps & Detergents 7.3%
Cosmetics 6.4%
Soft Drinks 5.7%
Electrical Machinery 4.7%
All Others 67.8%*
Row: 1, Col: 1, Value: 67.8
Row: 1, Col: 2, Value: 4.7
Row: 1, Col: 3, Value: 5.7
Row: 1, Col: 4, Value: 6.4
Row: 1, Col: 5, Value: 7.3
Row: 1, Col: 6, Value: 8.1
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR CONSUMER INDUSTRIES FUND
FUND TALK: THE MANAGERS' OVERVIEW



NOTE TO SHAREHOLDERS: Effective January 7, 1997, Paul Antico became Portfolio Manager of Fidelity Advisor Consumer Industries Fund. The following is an interview with Katherine Collins, who managed the fund during most of the period covered by the report, and Paul Antico, who discusses his investment approach and outlook.
Q. KATHERINE, HOW DID THE FUND PERFORM?
K.C. Since its inception on September 3, 1996 through January 31, 1997, the fund's Class A and Class T shares had returns of 13.64% and 13.53%, respectively. By comparison, the Standard & Poor's 500 Index returned 21.57% during the same period.
Q. WHAT WERE THE REASONS BEHIND THE FUND'S PERFORMANCE?
K.C. As with any sector fund, performance versus the broader market can vary significantly, especially over a short time frame. If I had to choose the biggest contributor to the fund's performance, it would be the fund's weighting in large-capitalization, blue chip consumer issues. They had exceptionally strong performance at the end of the year, and I was able to find good opportunities in companies such as Procter & Gamble, Coca-Cola and Gillette, as well as large-cap entertainment stocks such as Walt Disney. The heavier weighting in personal care stocks also helped the fund's performance. Newspaper stocks did quite well, primarily due to a decline in newsprint prices that helped boost earnings. The fund also was helped by limiting its exposure to restaurant, cable and cellular communications stocks, which performed poorly during the period.
Q. WERE THERE ANY DISAPPOINTMENTS?
K.C. Sure. Gaming and broadcasting stocks did not perform well during the period. Several gaming companies have been adding capacity, and I believe when their new facilities open they will be in a better position to increase their earnings. While we've purchased some of these companies in advance of these events, the capacity additions have caused some disruptions in the industry, leading to a lowering of short-term earnings expectations. The fund's radio broadcasting investments were affected by a sharp correction in October and November, stemming from the Justice Department's investigation into some of the recent consolidation in the industry. However, it now appears that the positive effects of the industry's consolidation will continue, and current business remains strong.
Q. TURNING TO YOU, PAUL, WHAT IS YOUR INVESTMENT PHILOSOPHY?
P.A. Like Katherine, I'm a common sense investor, managing the fund from the bottom up - evaluating the merits of individual companies rather than solely looking at industries or economic trends. I like to buy growth at the right price, and I am sensitive to valuations, but I'm not afraid to pay more for a great company such as Gillette or Coca-Cola. I look at each company on its own merits, and I look at valuation the same way. There are always some great buying opportunities in the sector because of its breadth. Let me give you an example. If consumers are staying away from high-priced restaurants, they instead may go to low-priced ones such as McDonald's. If they stay away altogether, they will purchase products for home consumption. Within each industry of this sector, I believe there are always companies that have the potential for strong performance and are establishing or building their market niche.
Q. HAVING RECENTLY TAKEN THE HELM, WHAT IS YOUR OUTLOOK?
P.A. The outlook for consumer stocks is, of course, tied to general economic health. At the same time, I think the fund can do well in virtually any economic environment because of investment opportunities opening up through changing trends. If I feel the need to position the fund more defensively, I will purchase more traditional consumer companies. If I see hot new trends, I can take advantage of the higher appreciation potential growing companies can provide. This is a broad sector with a huge number of companies to choose from. My team of analysts and I will call on as many companies as possible, trying to find the best buying opportunities.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of January 31, 1997, more than
$6 million
MANAGER: Paul Antico, since January 1997;
joined Fidelity in 1991
(checkmark)
ADVISOR CONSUMER INDUSTRIES FUND
INVESTMENTS JANUARY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.6%
 SHARES VALUE (NOTE 1)
ADVERTISING - 2.2%
ADVERTISING - 0.3%
Cordiant PLC sponsored ADR  3,000 $ 14,994
ADVERTISING AGENCIES - 1.9%
Interpublic Group of Companies, Inc.   1,000  49,375
Omnicom Group, Inc.   1,400  68,075
  117,450
TOTAL ADVERTISING   132,444
APPAREL STORES - 5.0%
CHILDREN'S & INFANTS WEAR STORES - 0.3%
Baby Superstore, Inc. (a)  1,000  20,125
FOOTWEAR - WHOLESALE - 0.2%
Kenneth Cole Productions, Inc. Class A  700  13,563
GENERAL APPAREL STORES - 3.5%
Gymboree Corp.   3,300  75,900
Ross Stores, Inc.   1,400  57,400
TJX Companies, Inc.   2,000  79,500
  212,800
SHOE STORES - 0.1%
Footstar, Inc. (a)  115  2,602
WOMEN'S CLOTHING STORES - 0.9%
AnnTaylor Stores Corp.   1,500  25,875
Talbots, Inc.   1,000  28,125
  54,000
TOTAL APPAREL STORES   303,090
AUTOS, TIRES, & ACCESSORIES - 1.3%
AUTO PARTS - RETAIL - 1.0%
Monro Muffler Brake, Inc.   3,200  59,200
MOTOR VEHICLE DEALERS (NEW & USED) - 0.3%
Cross-Continent Auto Retailers, Inc. (a)  1,000  21,875
TOTAL AUTOS, TIRES, & ACCESSORIES   81,075
BEVERAGES - 7.9%
DISTILLED & BLENDED LIQUOR - 0.4%
Seagram Co. Ltd.   700  27,750
MALT BEVERAGE - 1.8%
Anheuser-Busch Companies, Inc.   1,500  63,750
Coors (Adolph) Co. Class B  2,400  44,700
  108,450
SOFT DRINKS - 5.7%
Coca-Cola Co. (The)  3,900  225,713
PepsiCo, Inc.   3,500  122,063
  347,776
TOTAL BEVERAGES   483,976
BROADCASTING - 4.5%
CABLE TV OPERATORS - 0.4%
Time Warner, Inc.   600  23,100
RADIO BROADCASTING - 3.3%
Clear Channel Communications, Inc. (a)  2,000  85,250
Evergreen Media Corp. Class A (a)  2,200  68,200
Metro Networks, Inc. (a)  1,000  23,500
Univision Communications, Inc.,
  Class A (a)  800  28,800
  205,750

 SHARES VALUE (NOTE 1)
TELEVISION BROADCASTING - 0.8%
HSN, Inc. (a)  1,695 $ 34,324
Young Broadcasting, Inc. Class A (a)  500  15,375
  49,699
TOTAL BROADCASTING   278,549
CELLULAR - 0.8%
CELLULAR & COMMUNICATION SERVICES - 0.8%
AirTouch Communications, Inc. (a)  800  20,700
Palmer Wireless, Inc.   2,600  26,975
  47,675
COMPUTER SERVICES & SOFTWARE - 1.7%
COMPUTER SERVICES - 1.7%
America Online, Inc.   2,000  73,750
Computer Learning Centers, Inc. (a)  700  20,300
Midway Games, Inc. (a)  500  9,875
  103,925
PREPACKAGED COMPUTER SOFTWARE - 0.0%
Spectrum Holobyte, Inc.   100  950
TOTAL COMPUTER SERVICES & SOFTWARE   104,875
CONSUMER ELECTRONICS - 0.5%
APPLIANCES - 0.5%
Newell Co.   900  29,700
CREDIT & OTHER FINANCE - 0.9%
BUSINESS CREDIT - 0.9%
PHH Corp.   1,200  57,750
DRUG STORES - 1.2%
CVS Corp.   500  21,625
Revco (D.S.), Inc. (a)  300  11,250
Rite Aid Corp.   1,000  40,000
  72,875
DRUGS & PHARMACEUTICALS - 0.2%
PHARMACEUTICAL PREPARATIONS - 0.2%
Twinlab Corp. (a)  1,000  14,375
ELECTRICAL EQUIPMENT - 4.7%
ELECTRICAL MACHINERY - 4.7%
General Electric Co.   600  61,800
Westinghouse Electric Corp.   12,307  226,141
  287,941
ELECTRONICS - 1.0%
ELECTRONIC PARTS - WHOLESALE - 1.0%
Brightpoint, Inc.   2,100  59,588
ENTERTAINMENT - 3.9%
MOTION PICTURE PRODUCTION - 3.9%
Disney (Walt) Co.   2,900  212,425
Viacom, Inc. Class B (non-vtg.) (a)  700  23,975
  236,400
FOODS - 3.5%
CANNED SPECIALTIES - 1.8%
Campbell Soup Co.   1,300  107,900
FOOD - 1.5%
General Mills, Inc.   700  47,425
Kellogg Co.   600  41,775
  89,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FOODS - CONTINUED
GRAIN MILL PRODUCTS - 0.2%
Ralston Purina Co.  200 $ 15,725
TOTAL FOODS   212,825
GENERAL MERCHANDISE STORES - 3.9%
DEPARTMENT STORES - 2.0%
Federated Department Stores, Inc. (a)  2,600  85,475
Neiman-Marcus Group, Inc. (a)  900  21,600
Nordstrom, Inc.   500  18,563
  125,638
GENERAL MERCHANDISE STORES - 1.7%
Wal-Mart Stores, Inc.   4,400  104,500
VARIETY STORES - 0.2%
Hot Topic, Inc. (a)  500  9,875
TOTAL GENERAL MERCHANDISE STORES   240,013
GROCERY STORES - 1.0%
GROCERY - RETAIL - 1.0%
Dominick's Supermarkets, Inc. (a)  1,000  20,000
Food Lion, Inc. Class A  1,600  13,700
Safeway, Inc. (a)  600  28,650
  62,350
HOME FURNISHINGS - 1.9%
FURNITURE - 0.5%
Rowe Furniture Corp.   3,000  26,625
FURNITURE STORES - 1.4%
Ethan Allen Interiors, Inc.   2,000  87,750
TOTAL HOME FURNISHINGS   114,375
HOUSEHOLD PRODUCTS - 13.7%
COSMETICS - 6.4%
Avon Products, Inc.   1,800  112,950
Estee Lauder Companies, Inc.   600  28,725
Gillette Co.   3,050  248,575
  390,250
SOAPS & DETERGENTS - 7.3%
Clorox Co.   600  71,175
Procter & Gamble Co.   2,390  276,045
Unilever NV ADR  600  98,700
  445,920
TOTAL HOUSEHOLD PRODUCTS   836,170
INDUSTRIAL MACHINERY & EQUIPMENT - 1.2%
ACCESS & MEASURING CUTTING TOOLS - 1.2%
Stanley Works  2,000  76,000
LEISURE DURABLES & TOYS - 4.0%
MOTORCYCLES - 0.7%
Harley-Davidson, Inc.   1,000  44,250
SPORTING & ATHLETIC GOODS - 1.1%
Callaway Golf Co.   2,000  66,750
TOYS & GAMES - 2.2%
ERO, Inc.   3,500  30,188
Hasbro, Inc.   2,200  86,900
Nintendo Co. Ltd. Ord.   300  19,666
  136,754
TOTAL LEISURE DURABLES & TOYS   247,754

 SHARES VALUE (NOTE 1)
LODGING & GAMING - 9.8%
HOTELS, MOTELS, & TOURIST CENTERS - 8.1%
HFS, Inc. (a)  2,800 $ 196,000
Hilton Hotels Corp.   5,200  148,200
ITT Corp. (a)  300  17,138
La Quinta Motor Inns, Inc.   200  3,900
Mirage Resorts, Inc. (a)  5,200  130,650
  495,888
LODGING PLACES, OTHER THAN HOT - 1.2%
Anchor Gaming  2,000  74,000
RACING & GAMING - 0.5%
WMS Industries, Inc. (a)  1,200  28,500
TOTAL LODGING & GAMING   598,388
PAPER & FOREST PRODUCTS - 2.1%
PAPER - 2.1%
Kimberly-Clark Corp.   1,300  126,750
PHOTOGRAPHIC EQUIPMENT - 1.0%
Eastman Kodak Co.   700  60,725
PUBLISHING - 1.8%
BOOK PUBLISHING & PRINTING - 0.7%
Dun & Bradstreet Corp.   1,900  45,600
NEWSPAPERS - 1.1%
Knight-Ridder, Inc.   200  7,675
Times Mirror Co. Class A  1,200  56,700
  64,375
TOTAL PUBLISHING   109,975
RESTAURANTS - 2.9%
Brinker International, Inc.   900  9,788
Cooker Restaurant Corp.   200  2,325
Logan's Roadhouse, Inc.   2,000  53,000
Starbucks Corp. (a)  3,300  113,025
  178,138
RETAIL & WHOLESALE, MISCELLANEOUS - 3.2%
HOBBY, TOY, & GAME SHOPS - 0.3%
Toys "R" Us, Inc. (a)  850  21,250
LUMBER & BUILDING MATERIALS - RETAIL - 0.8%
Lowe's Companies, Inc.   1,500  49,688
RETAIL STORES - 0.6%
Gadzooks, Inc. (a)  1,200  33,750
RETAIL, GENERAL - 1.5%
Pier 1 Imports, Inc.   5,000  92,500
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS   197,188
TEXTILES & APPAREL - 4.7%
APPAREL - 0.1%
Liz Claiborne, Inc.   200  8,425
COTTON MILLS - 1.2%
Galey & Lord, Inc.   4,000  73,000
FOOTWEAR - 2.1%
NIKE, Inc. Class B  1,000  67,875
Reebok International Ltd.   1,300  61,750
  129,625
KNIT OUTERWEAR MILLS - 0.3%
Tultex Corp. (a)  3,000  21,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TEXTILES & APPAREL - CONTINUED
MEN'S & BOYS' CLOTHING - 1.0%
Cutter & Buck, Inc. (a)  500 $ 7,000
Tommy Hilfiger  1,000  51,250
  58,250
TOTAL TEXTILES & APPAREL   290,300
TOBACCO - 4.1%
TOBACCO MANUFACTURERS - 4.1%
Philip Morris Companies, Inc.   2,100  249,638
TOTAL COMMON STOCKS
 (Cost $5,413,067)   5,790,902
CASH EQUIVALENTS - 5.4%
Taxable Central Cash Fund (b)
 (Cost $331,059)  331,059  331,059
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $5,744,126) $ 6,121,961
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.39%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $5,744,126. Net unrealized appreciation aggregated $377,835, of which $476,981 related to appreciated investment securities and $99,146 related to depreciated investment securities.
ADVISOR CONSUMER INDUSTRIES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value                                               $ 6,121,961
(cost $5,744,126) - See accompanying schedule

Receivable for investments sold                                                   126,727

Receivable for fund shares sold                                                   11,279

Dividends receivable                                                              2,991

Interest receivable                                                               3,383

Prepaid expenses                                                                  34,673

Receivable from investment adviser for expense reductions                         24,111

 TOTAL ASSETS                                                                     6,325,125

LIABILITIES

Payable for investments purchased                                    $ 238,457

Payable for fund shares redeemed                                      15,783

Distribution fees payable                                             1,685

Other payables and accrued expenses                                   17,456

 TOTAL LIABILITIES                                                                273,381

NET ASSETS                                                                       $ 6,051,744

Net Assets consist of:

Paid in capital                                                                  $ 5,663,156

Accumulated net investment loss                                                   (1,906
                                                                                 )

Accumulated undistributed net realized gain (loss) on investments                 12,659

Net unrealized appreciation (depreciation) on investments                         377,835

NET ASSETS                                                                       $ 6,051,744

CALCULATION OF MAXIMUM                                                            $11.29
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE and redemption
  price per share ($880,164 (divided by)
  77,946 shares)

 Maximum offering price per share                                                 $11.92
 (100/94.75 of $11.29)

 CLASS T:                                                                         $11.29
 NET ASSET VALUE and redemption
  price per share ($3,873,958 (divided by)
  343,241 shares)

 Maximum offering price per share                                                 $11.70
 (100/96.50 of $11.29)

 INSTITUTIONAL CLASS:                                                             $11.31
 NET ASSET VALUE, offering price
  and redemption price per share
  ($1,297,622 (divided by) 114,751 shares)


STATEMENT OF OPERATIONS

 SEPTEMBER 3, 1996 (COMMENCEMENT OF OPERATIONS) TO
 JANUARY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                           $ 14,912
Dividends

Interest                                                                                     13,869

 TOTAL INCOME                                                                                28,781

EXPENSES

Management fee                                                                   $ 9,458

Transfer agent fees                                                               888
Class A

 Class T                                                                          3,147

 Institutional Class                                                              806

Distribution fees                                                                 542
Class A

 Class T                                                                          4,619

Accounting fees and expenses                                                      25,206

Non-interested trustees' compensation                                             6

Custodian fees and expenses                                                       6,298

Registration fees                                                                 12,889
Class A

 Class T                                                                          10,960

 Institutional Class                                                              11,246

Audit                                                                             7,563

Legal                                                                             635

 Total expenses before reductions                                                 94,263

 Expense reductions                                                               (65,329    28,934
                                                                                 )

NET INVESTMENT INCOME (LOSS)                                                                 (153
                                                                                            )

REALIZED AND UNREALIZED GAIN (LOSS)                                                          39,927
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on investment securities                377,835

NET GAIN (LOSS)                                                                              417,762

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ 417,609


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SEPTEMBER 3, 1996
                                    (COMMENCEMENT
                                    OF OPERATIONS) TO
                                    JANUARY 31, 1997
                                    (UNAUDITED)


Operations                                                              $ (153)
Net investment income (loss)

 Net realized gain (loss)                                                39,927

 Change in net unrealized appreciation (depreciation)                    377,835

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         417,609

Distributions to shareholders                                            (704)
From net investment income
 Class A

  Institutional Class                                                    (1,049)

 From net realized gain                                                  (4,223)
 Class A

  Class T                                                                (16,752)

  Institutional Class                                                    (6,293)

 TOTAL DISTRIBUTIONS                                                     (29,021)

Share transactions - net increase (decrease)                             5,663,156

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                6,051,744

NET ASSETS

 Beginning of period                                                     -

 End of period (including accumulated net investment loss of $1,906)    $ 6,051,744



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997

      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                                $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income                                                                                               -

 Net realized and unrealized gain (loss)                                                                     1.36

 Total from investment operations                                                                                     1.36

Less Distributions

 From net investment income                                                                              (.01)

 From net realized gain                                                                                            (.06)

 Total distributions                                                                                               (.07)

Redemption fees added to paid in capital                                                                            -

Net asset value, end of period                                                                                    $ 11.29

TOTAL RETURN B, C                                                                                                  13.64%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                            $ 880

Ratio of expenses to average net assets                                                                            1.75% A
                                                                                                                   , E

Ratio of net investment income to average net assets                                                                  .07% A

Portfolio turnover                                                                                                  72% A

Average commission rate F                                                                                            $ .0282

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD
SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING
THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN
HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F A FUND IS
REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD
AND FUND TO FUND DEPENDING
ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997

      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                           $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income (loss)                                                                                       (.01)

 Net realized and unrealized gain (loss)                                                                                 1.36

 Total from investment operations                                                                                   1.35

Less Distributions

 From net realized gain                                                                                             (.06)

Redemption fees added to paid in capital                                                                              -

Net asset value, end of period                                                                                     $ 11.29

TOTAL RETURN B, C                                                                                                  13.53%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                            $ 3,874

Ratio of expenses to average net assets                                                                            2.00% A
                                                                                                                     , E

Ratio of net investment income (loss) to average net assets                                                         (.18)%
                                                                                                                      A

Portfolio turnover                                                                                                       72% A

Average commission rate F                                                                                          $ .0282

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES
TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER
SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING
THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F  A FUND
IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD
AND FUND TO FUND DEPENDING
ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997

      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                           $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income                                                                                            .01

 Net realized and unrealized gain (loss)                                                                             1.37

 Total from investment operations                                                                                        1.38

Less Distributions

 From net investment income                                                                                      (.01)

 From net realized gain                                                                                             (.06)

 Total distributions                                                                                              (.07)

Redemption fees added to paid in capital                                                                               -

Net asset value, end of period                                                                                     $ 11.31

TOTAL RETURN B, C                                                                                                 13.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                           $ 1,298

Ratio of expenses to average net assets                                                                              1.50% A
                                                                                                                       , E

Ratio of net investment income to average net assets                                                                .32% A

Portfolio turnover                                                                                                72% A

Average commission rate F                                                                                              $ .0282

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES
TO FINANCIAL
STATEMENTS). C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES
MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Consumer Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, redemption fees, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
On November 14, 1996, the Board of Trustees approved the creation of an additional class of shares, Class B shares. Offering of the new class commences on March 3, 1997. Class B shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a contingent deferred sales charge levied on Class B share redemptions. This charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $6,510,770 and $1,137,630, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and .50% of the average net assets of the Class A and Class T shares, respectively. For the period, the fund paid FDC $542 and $4,619 under the Class A and Class T Plans, all of which was paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% for selling Class A and Class T shares of the fund, respectively.
For the period, FDC received sales charges of $23,845 and $36,029 on sales of Class A and Class T shares of the fund, of which $19,182 and $31,192 were paid to securities dealers, banks, and other financial institutions. TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A, Class T and Institutional Class shares. Prior to January 1, 1997, State Street Bank and Trust Company acted in that capacity for the fund's Class T shares, and delegated certain of these services to FIIOC, for which FIIOC received its allocable share of all such fees. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annualized rates of .41%, .34%, and .19% of the average net assets of Class A, Class T, and Institutional Class, respectively.
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $715 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above annual rates of 1.75%, 2.00%, and 1.50% of average net assets for Class A, Class T, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $17,290, $29,420, and $18,544 for Class A, Class T, and Institutional Class, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $75 under this arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, FMR and its affiliates were record owners of approximately 16.9% of the total outstanding shares of the fund.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                                 SHARES          DOLLARS

                                 PERIOD ENDED    PERIOD ENDED
                                 JANUARY 31,     JANUARY 31,

                                 1997 A          1997 A



CLASS A                           77,937         $ 830,694
Shares sold

Reinvestment of distributions     458             4,926

Shares redeemed                   (449)           (4,910)

Redemption fees                   -               124

Net increase (decrease)           77,946         $ 830,834

CLASS T                           383,305        $ 4,100,121
Shares sold

Reinvestment of distributions     1,491           16,025

Shares redeemed                   (41,555)        (456,388)

Redemption fees                   -               558

Net increase (decrease)           343,241        $ 3,660,316

INSTITUTIONAL CLASS               114,527        $ 1,169,504
Shares sold

Reinvestment of distributions     682             7,342

Shares redeemed                   (458)           (5,027)

Redemption fees                   -               187

Net increase (decrease)           114,751        $ 1,172,006

A SHARE TRANSACTIONS FOR EACH CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1997.
ADVISOR CYCLICAL INDUSTRIES FUND - CLASS A
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                    LIFE OF
JANUARY 31, 1997                FUND

CYCLICAL INDUSTRIES - CLASS A   15.53%

CYCLICAL INDUSTRIES - CLASS A   9.46%
(INCL. 5.25% SALES CHARGE)

S&P 500                         21.57%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class A's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and return
of
a fund that invests in a sector will vary. That
means if you sell your shares during a sector
downturn, you might lose money. But if you
can identify a sector that is about to
experience rapid growth you may have the
potential for above-average gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970228 163614 S00000000000001
             FA Cyclical Ind -CL A       SP Standard & Poor 500
             00184                       SP001
  1996/09/03       9475.00                    10000.00
  1996/09/30       9835.05                    10561.42
  1996/10/31      10119.30                    10852.70
  1996/11/30      10725.70                    11673.05
  1996/12/31      10669.00                    11441.81
  1997/01/31      10946.00                    12156.70
IMATRL PRASUN   SHR__CHT 19970131 19970228 163616 R00000000000008

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Class A on September 3, 1996, when the fund started, and the current maximum 5.25% sales charge was paid. As the chart shows, by January 31, 1997, the value of the investment would have grown to $10,946 - a 9.46% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,157 - a 21.57% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1997
                                  % OF FUND'S
                                  INVESTMENTS

General Electric Co.              5.5

Quanex Corp.                      3.5

McDonnell Douglas Corp.           3.5

du Pont (E.I.) de Nemours & Co.   3.2

Emerson Electric Co.              2.8

Aluminum Co. of America           2.8

General Motors Corp.              2.7

Westinghouse Electric Corp.       2.6

Monsanto Co.                      2.3

Boeing Co.                        2.1

TOP INDUSTRIES AS OF JANUARY 31, 1997
Electrical Machinery 10.9%
Chemicals 7.3%
Paper 7.1%
Aircraft 6.6%
Prime Nonferrous
Smelting 6.0%
All Others 62.1%*
Row: 1, Col: 1, Value: 62.1
Row: 1, Col: 2, Value: 6.0
Row: 1, Col: 3, Value: 6.6
Row: 1, Col: 4, Value: 7.1
Row: 1, Col: 5, Value: 7.3
Row: 1, Col: 6, Value: 10.9
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR CYCLICAL INDUSTRIES FUND - CLASS T
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                    LIFE OF
JANUARY 31, 1997                FUND

CYCLICAL INDUSTRIES - CLASS T   15.43%

CYCLICAL INDUSTRIES - CLASS T   11.39%
(INCL. 3.50% SALES CHARGE)

S&P 500                         21.57%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class T's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and return
of
a fund that invests in a sector will vary. That
means if you sell your shares during a sector
downturn, you might lose money. But if you
can identify a sector that is about to
experience rapid growth you may have the
potential for above-average gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970212 162237 S00000000000001
             FA Cyclical Ind -CL T       SP Standard & Poor 500
             00194                       SP001
  1996/09/03       9650.00                    10000.00
  1996/09/30      10016.70                    10561.42
  1996/10/31      10306.20                    10852.70
  1996/11/30      10923.80                    11673.05
  1996/12/31      10846.68                    11441.81
  1997/01/31      11138.52                    12156.70
IMATRL PRASUN   SHR__CHT 19970131 19970212 162238 R00000000000008

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Class T on September 3, 1996, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by January 31, 1997, the value of the investment would have grown to $11,139 - a 11.39% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,157 - a 21.57% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1997
                                  % OF FUND'S
                                  INVESTMENTS

General Electric Co.              5.5

Quanex Corp.                      3.5

McDonnell Douglas Corp.           3.5

du Pont (E.I.) de Nemours & Co.   3.2

Emerson Electric Co.              2.8

Aluminum Co. of America           2.8

General Motors Corp.              2.7

Westinghouse Electric Corp.       2.6

Monsanto Co.                      2.3

Boeing Co.                        2.1

TOP INDUSTRIES AS OF JANUARY 31, 1997
Electrical Machinery 10.9%
Chemicals 7.3%
Paper 7.1%
Aircraft 6.6%
Prime Nonferrous
Smelting 6.0%
All Others 62.1%*
Row: 1, Col: 1, Value: 62.1
Row: 1, Col: 2, Value: 6.0
Row: 1, Col: 3, Value: 6.6
Row: 1, Col: 4, Value: 7.1
Row: 1, Col: 5, Value: 7.3
Row: 1, Col: 6, Value: 10.9
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR CYCLICAL INDUSTRIES FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Albert Ruback, Portfolio Manager of Fidelity Advisor Cyclical Industries
Fund
Q. ALBERT, HOW HAS THE FUND PERFORMED?
A. For the period from September 3, 1996 - when the fund started - through January 31, 1997, the fund's Class A and Class T shares returned 15.53% and 15.43%, respectively. By comparison, the Standard & Poor's 500 Index returned 21.57% over the same period.
Q. WHY DID THE FUND'S PERFORMANCE LAG THAT OF THE S&P 500?
A. The fund did well; it's just that the S&P 500 has continued to set records. The S&P 500 posted very strong numbers, for two reasons, I believe. First, because of the solid performance of technology stocks. Second, the trend we've seen over the past two years or so of outperformance of the large-capitalization growth stocks continued through the end of the period. While the cyclical group of stocks performed well, they were not favored as much as alternative investments. Over the course of the second half of 1996, there was uncertainty about the health of the economy, including some concerns that the economy may indeed turn down. This backdrop caused investors to be worried that cyclical stocks - which rise and fall with the economy - would underperform if we were headed toward a cyclical downturn.
Q. HAVE YOU BEEN PURSUING ANY PARTICULAR INVESTMENT THEMES?
A. Yes, three of them. One theme involved companies that produce aluminum, such as Alcoa and Inco. Aluminum inventories have remained at low levels, and the production outlook across the industry is attractive. If we get increases in demand and operating rates, we'll reach what is known as a "pinch point," where concern among aluminum users could cause the price of the commodity to escalate sharply. A second strategy involved the aerospace and defense sector. The outlook for commercial aircraft orders, including a significant backlog, is strong and should translate into extraordinary cash flow for aircraft companies. In addition, the U.S. defense budget has been declining every year for the past several years. Now it appears that this movement has bottomed, and there is some impetus in Congress to increase defense spending. During the period, McDonnell Douglas and Boeing were two stocks that performed well due to these trends. Finally, there was paper and forest products. This area has lagged significantly due to high inventories. Lately, it appeared that inventories were much more under control and the outlook for capacity additions was much more favorable. If the economy remains stable, we should see price increases and inventory reductions that should increase the earnings of these companies.
Q. WHAT ARE SOME OF THE BASICS OF CYCLICAL INVESTING?
A. With steady growth companies, growth and earnings are predictable within a range. Conversely, cyclical companies can go from posting tremendous profits to significant losses during the course of the economic cycle. It's important to remain closely attuned to a company's orders, backlogs and production prowess and to have a feeling for a company's earnings before it reports them. One of the keys is to invest in a cyclical company well before it posts positive results, and to sell a cyclical stock before you see an earnings downturn. Also, it's important to recognize that some companies tend to do better early in a business cycle, some do well in the middle and others perform well toward the end, even within the same industry.
Q. ARE THERE ANY OTHER IMPORTANT ASPECTS TO YOUR INVESTMENT APPROACH?
A. I am a value oriented investor. It's important to me that I buy a stock at an attractive valuation - a stock's price relative to other measures such as earnings or cash flow - relative to the historical norm of its growth potential. While I like to buy stocks when they're selling in the middle or bottom half of their historical price range, I will pay more for a stock that has extraordinary growth prospects. At the same time, I won't buy a stock just because it's cheap; there has to be some sort of catalyst for the company's business.
Q. WHAT'S YOUR OUTLOOK FOR 1997?
A. Valuations in the stock market have reached very high levels. As a result, I'm trying to be even more sensitive to a stock's valuation, because we could be entering a period when the market will become much more stock selective, rather than continuing its focus on the largest stocks in the S&P. At the same time, I'll do what I always do: focus on companies one at a time, looking for stocks selling at attractive valuations that I believe will appreciate in price because of some sort of catalyst.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of January 31, 1997, more than
$6 million
MANAGER: Paul Antico, since January 1997;
joined Fidelity in 1991
(checkmark)
ADVISOR CYCLICAL INDUSTRIES FUND
INVESTMENTS JANUARY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.7%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 8.1%
AIRCRAFT - 6.6%
Boeing Co.   1,500 $ 160,675
Lockheed Martin Corp.   657  60,444
McDonnell Douglas Corp.   3,900  262,275
Northrop Grumman Corp.   200  15,625
  499,019
AIRCRAFT & PARTS - 0.9%
Precision Castparts Corp.   500  25,625
Rohr Industries, Inc. (a)   500  10,750
Sundstrand Corp.   500  21,438
Wyman-Gordon Co. (a)  500  9,688
  67,501
AIRCRAFT EQUIPMENT - 0.2%
Aviall, Inc.   1,400  15,925
MISSILES & SPACE VEHICLES - 0.4%
Orbital Sciences Corp. (a)  600  10,350
Thiokol Corp.   300  16,800
  27,150
TOTAL AEROSPACE & DEFENSE   609,595
AIR TRANSPORTATION - 2.3%
AIR TRANSPORT, MAJOR NATIONAL - 2.3%
AMR Corp. (a)  1,500  120,750
America West Holding Corp. Class B (a)  1,900  28,263
Northwest Airlines Corp. Class A (a)  600  20,400
  169,413
AUTOS, TIRES, & ACCESSORIES - 7.7%
AUTO & TRUCK PARTS - 2.5%
Borg-Warner Automotive, Inc.   600  23,925
Eaton Corp.   400  28,000
SPX Corp.   1,600  65,000
TRW, Inc.   1,200  60,900
Wynn's International, Inc.   600  12,150
  189,975
MOTOR VEHICLES & CAR BODIES - 5.2%
Chrysler Corp.   3,300  115,088
General Motors Corp.   3,400  200,600
Honda Motor Co., Ltd. ADR  300  16,200
Lear Corp. (a)  700  26,163
PACCAR, Inc.   500  32,688
  390,739
TOTAL AUTOS, TIRES, & ACCESSORIES   580,714
BUILDING MATERIALS - 1.5%
AIRCONDITIONING EQUIPMENT - 0.3%
York International Corp.   500  25,875
PAINT & VARNISH - 0.8%
Lilly Industrial Coatings, Inc. Class A  2,000  39,750
Sherwin-Williams Co.   400  22,200
  61,950
PLUMBING SUPPLIES - WHOLESALE - 0.4%
Masco Corp.   800  27,600
TOTAL BUILDING MATERIALS   115,425
CHEMICALS & PLASTICS - 10.6%
AGRICULTURAL CHEMICALS - 0.7%
FMC Corp. (a)  400  28,050
OM Group, Inc.   900  26,550
  54,600

 SHARES VALUE (NOTE 1)
CHEMICALS - 7.3%
Cytec Industries, Inc. (a)  700 $ 27,913
du Pont (E.I.) de Nemours & Co.   2,200  241,175
Hercules, Inc.   900  39,713
Monsanto Co.   4,500  170,438
NL Industries, Inc.   2,300  27,600
Quaker Chemical Corp.   1,000  16,375
Witco Corp.   800  23,800
  547,014
CHEMICALS, GENERAL - 0.5%
Grace (WR) & Co.   700  34,825
INDUSTRIAL GASES - 1.5%
Air Products & Chemicals, Inc.   900  64,238
Praxair, Inc.   1,100  51,013
  115,251
PLASTICS - 0.4%
Sealed Air Corp. (a)  600  25,650
PLASTICS & SYNTHETIC RESINS - 0.2%
Spartech Corp.   1,500  16,313
TOTAL CHEMICALS & PLASTICS   793,653
COMMUNICATIONS EQUIPMENT - 0.2%
TELEPHONE EQUIPMENT - 0.2%
Perceptron, Inc. (a)  400  14,300
COMPUTERS & OFFICE EQUIPMENT - 0.8%
OFFICE AUTOMATION - 0.8%
Pitney Bowes, Inc.   1,000  57,625
CONGLOMERATES - 4.2%
AlliedSignal, Inc.   1,100  77,275
American Standard Companies, Inc. (a)   1,000  40,625
Harris Corp.   200  15,225
Textron, Inc.   400  38,950
Tyco International Ltd.   1,100  62,838
United Technologies Corp.   1,200  83,700
  318,613
CONSTRUCTION - 0.4%
GENERAL BUILDING - 0.2%
D.R. Horton, Inc.   1,300  15,438
OPERATIVE BUILDERS - 0.2%
Kaufman & Broad Home Corp.   1,000  14,125
TOTAL CONSTRUCTION   29,563
CONSUMER DURABLES - 1.9%
MANUFACTURING INDUSTRIES - 1.9%
Minnesota Mining & Manufacturing Co.   1,700  144,925
CONSUMER ELECTRONICS - 0.6%
APPLIANCES - 0.6%
Maytag Co.   1,300  26,650
Whirlpool Corp.   300  15,263
  41,913
DEFENSE ELECTRONICS - 1.1%
Litton Industries, Inc. (a)  1,000  45,000
Raytheon Co.   900  41,288
  86,288
ELECTRICAL EQUIPMENT - 10.9%
ELECTRICAL MACHINERY - 10.9%
Emerson Electric Co.   2,100  207,375
General Electric Co.   4,000  412,000
Westinghouse Electric Corp.   10,800  198,450
  817,825
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY SERVICES - 0.4%
OIL & GAS SERVICES - 0.4%
Dresser Industries, Inc.   800 $ 27,100
ENGINEERING - 0.7%
ARCHITECTS & ENGINEERS - 0.7%
EG & G, Inc.   1,200  25,500
Fluor Corp.   400  28,450
  53,950
HOLDING COMPANIES - 0.7%
HOLDING COMPANY OFFICES- 0.7%
Norfolk Southern Corp.   600  53,175
HOUSEHOLD PRODUCTS - 0.2%
MANUFACTURED PRODUCTS - 0.2%
Memtec Ltd. sponsored ADR   400  11,600
INDUSTRIAL MACHINERY & EQUIPMENT - 3.9%
ACCESS & MEASUREMENT CUTTING TOOLS - 0.4%
Stanley Works  800  30,400
CONSTRUCTION EQUIPMENT - 1.0%
Caterpillar, Inc.   1,000  77,625
FARM MACHINERY & EQUIPMENT - 0.9%
New Holland NV (a)  3,000  66,000
GENERAL INDUSTRIAL MACHINERY - 1.6%
Illinois Tool Works, Inc.   700  57,138
Ingersoll-Rand Co.   1,100  50,188
TRINOVA Corp.   400  15,400
  122,726
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   296,751
IRON & STEEL - 5.5%
BLAST FURNACES - 0.5%
AK Steel Holding Corp.   300  12,075
Steel Dynamics, Inc. (a)  1,000  23,250
  35,325
FABRICATED METAL PRODUCTS - 0.5%
SPS Technologies, Inc. (a)  600  38,400
IRON & STEEL BLAST FURN, MILLS - 4.3%
Inland Steel Industries, Inc.   1,000  19,125
Nucor Corp.   800  41,600
Quanex Corp.   10,000  265,000
  325,725
METAL FORGINGS & STAMPINGS - 0.2%
TriMas Corp.   500  11,125
TOTAL IRON & STEEL   410,575
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
MEDICAL TECHNOLOGY - 0.1%
Pall Corp.   500  11,188
METALS & MINING - 10.9%
ALUMINUM, EXTRUDED PRODUCTS - 1.5%
Alumax, Inc. (a)  3,300  115,500
COPPER ORES - 0.3%
Freeport McMoRan Copper & Gold, Inc.
 Class A  800  21,900
METAL MINING - 0.4%
Phelps Dodge Corp.   400  27,950

 SHARES VALUE (NOTE 1)
METAL ORES - 0.8%
Falconbridge Ltd.   1,600 $ 36,702
Pechiney SA Class A  600  24,260
  60,962
METALS & MINERALS - WHOLESALE - 0.3%
Elkem ASA  1,600  25,161
METALS SERVICE CENTERS - WHOLESALE - 0.2%
Ryerson Tull, Inc. Class A (a)  1,000  15,375
NON-METALLIC MINERAL MINING - 0.6%
Freeport McMoRan, Inc. par $0.01  800  23,100
Martin Marietta Materials, Inc.   674  17,945
  41,045
PRIMARY PRODUCTION OF ALUMINUM - 0.6%
Reynolds Metals Co.   800  48,300
PRIME NONFERROUS SMELTING - 6.0%
Alcan Aluminium Ltd.   3,300  116,610
Aluminum Co. of America  3,000  207,000
Inco Ltd.   3,700  125,801
  449,411
SECONDARY NONFERROUS SMELTING - 0.2%
IMCO Recycling, Inc.   800  11,900
TOTAL METALS & MINING   817,504
OIL & GAS - 0.2%
OIL & GAS EXPLORATION - 0.2%
Union Pacific Resources Group, Inc.   592  16,798
PACKAGING & CONTAINERS - 2.0%
GLASS CONTAINERS - 1.6%
Owens-Illinois, Inc. (a)  5,000  118,750
METAL CANS & SHIPPING CONTAINERS - 0.4%
Crown Cork & Seal Co., Inc.   500  28,750
TOTAL PACKAGING & CONTAINERS   147,500
PAPER & FOREST PRODUCTS - 10.0%
CONVERTED PAPER & PAPERBOARD - 0.7%
Boise Cascade Corp.   1,500  51,750
PAPER - 7.1%
Champion International Corp.   1,100  46,063
Georgia-Pacific Corp.   600  44,175
International Paper Co.   2,300  94,013
James River Corp.  1,800  57,825
Stone Container Corp.   3,400  45,900
Temple-Inland, Inc.   1,000  55,250
Union Camp Corp.   1,000  47,375
Westvaco Corp.   1,700  49,725
Weyerhaeuser Co.   1,100  50,050
Willamette Industries, Inc.   700  44,013
  534,389
PAPERBOARD MILLS - 1.4%
Jefferson Smurfit Corp. (a)  3,900  60,938
Mead Corp.   800  45,000
  105,938
SANITARY PAPER PRODUCTS - 0.8%
Fort Howard Corp. (a)  1,900  60,325
TOTAL PAPER & FOREST PRODUCTS   752,402
PHOTOGRAPHIC EQUIPMENT - 0.3%
Imation Corp. (a)  900  26,213
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
POLLUTION CONTROL - 2.8%
POLLUTION EQUIPMENT & DESIGN - 0.3%
Ogden Corp.   1,200 $ 24,300
REFUSE SYSTEMS - 2.1%
Browning-Ferris Industries, Inc.   1,400  45,500
United Waste Systems, Inc. (a)  800  30,300
WMX Technologies, Inc.   2,200  80,575
  156,375
SANITARY SERVICES - 0.4%
USA Waste Services, Inc. (a)  800  29,200
TOTAL POLLUTION CONTROL   209,875
PRINTING - 0.5%
COMMERCIAL PRINTING - 0.5%
Deluxe Corp.   1,300  39,975
RAILROADS - 1.4%
RAILROAD EQUIPMENT - 0.5%
Bombardier, Inc. Class B  1,800  34,743
RAILROADS - 0.9%
Conrail, Inc.   272  29,172
Union Pacific Corp.   400  24,000
Wisconsin Central Transportation Corp. (a)  450  16,706
  69,878
TOTAL RAILROADS   104,621
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
RETAIL, GENERAL - 0.1%
Office Depot, Inc. (a)   300  6,225
Officemax, Inc. (a)   300  3,600
  9,825
SERVICES - 0.3%
PERSONNEL SUPPLY SERVICES - 0.3%
Manpower, Inc.   700  22,400
SHIP BUILDING & REPAIR - 1.7%
SHIP BUILDERS - 1.4%
Avondale Industries, Inc. (a)  2,200  49,500
General Dynamics Corp.   800  56,500
  106,000
SHIP BUILDING & REPAIRING - 0.3%
Newport News Shipbuilding, Inc.   1,200  19,200
TOTAL SHIP BUILDING & REPAIR   125,200
TEXTILES & APPAREL - 0.5%
TEXTILE MILL PRODUCTS - 0.5%
Burlington Industries, Inc. (a)  900  10,800
Westpoint Stevens, Inc. Class A (a)  900  28,125
  38,925
TRUCKING & FREIGHT - 1.2%
FREIGHT FORWARDING - 0.4%
Air Express International Corp.   400  12,675
Expeditors International of
 Washington, Inc.   600  12,975
  25,650
TRUCKING, LOCAL & LONG DISTANCE - 0.2%
Consolidated Freightways Corp.  50  438
Consolidated Freightways, Inc.   100  2,538
Werner Enterprises, Inc.   700  12,600
  15,576

 SHARES VALUE (NOTE 1)
TRUCKING, LONG DISTANCE - 0.6%
USFreightways Corp.   1,200 $ 30,450
Yellow Corp. (a)  900  15,413
  45,863
TOTAL TRUCKING & FREIGHT   87,089
TOTAL COMMON STOCKS
 (Cost $6,379,066)   7,042,518
CASH EQUIVALENTS - 6.3%
Taxable Central Cash Fund (b)
 (Cost $473,315)   473,315  473,315
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $6,852,381)  $ 7,515,833
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.39%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $6,852,381. Net unrealized appreciation aggregated $663,452, of which $732,990 related to appreciated investment securities and $69,538 related to depreciated investment securities.
ADVISOR CYCLICAL INDUSTRIES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value                                                                                $ 7,515,833
(cost $6,852,381) - See accompanying schedule

Receivable for investments sold                                                                                    110,032

Receivable for fund shares sold                                                                                    22,146

Dividends receivable                                                                                               2,932

Interest receivable                                                                                                3,070

Prepaid expenses                                                                                                   34,673

Receivable from investment adviser for expense reductions                                                          20,660

 TOTAL ASSETS                                                                                                      7,709,346

LIABILITIES

Payable for investments purchased                                                                      $ 72,166

Payable for fund shares redeemed                                                                        4,818

Distribution fees payable                                                                               464

Other payables and accrued expenses                                                                     16,046

 TOTAL LIABILITIES                                                                                                 93,494

NET ASSETS                                                                                                        $ 7,615,852

Net Assets consist of:

Paid in capital                                                                                                   $ 6,893,562

Distributions in excess of net investment income                                                                   (5,150
                                                                                                                  )

Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions                63,988

Net unrealized appreciation (depreciation) on investments                                                          663,452

NET ASSETS                                                                                                        $ 7,615,852

CALCULATION OF MAXIMUM                                                                                             $11.46
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE and redemption
  price per share ($269,407 (divided by)
  23,504 shares)

 Maximum offering price per share                                                                                  $12.09
 (100/94.75 of $11.46)

 CLASS T:                                                                                                          $11.45
 NET ASSET VALUE and redemption
  price per share ($1,286,336 (divided by)
  112,334 shares)

 Maximum offering price per share                                                                                  $11.87
 (100/96.50 of $11.45)

 INSTITUTIONAL CLASS:                                                                                              $11.46
 NET ASSET VALUE, offering price
  and redemption price per share
  ($6,060,109 (divided by) 528,638 shares)


STATEMENT OF OPERATIONS

 SEPTEMBER 3, 1996 (COMMENCEMENT OF OPERATIONS) TO
 JANUARY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                           $ 33,072
Dividends

Interest                                                                                     9,201

 TOTAL INCOME                                                                                42,273

EXPENSES

Management fee                                                                   $ 14,428

Transfer agent fees                                                               547
Class A

 Class T                                                                          923

 Institutional Class                                                              3,195

Distribution fees                                                                 219
Class A

 Class T                                                                          1,027

Accounting fees and expenses                                                      25,104

Non-interested trustees' compensation                                             10

Custodian fees and expenses                                                       4,912

Registration fees                                                                 12,568
Class A

 Class T                                                                          10,711

 Institutional Class                                                              10,950

Audit                                                                             7,563

Legal                                                                             639

 Total expenses before reductions                                                 92,796

 Expense reductions                                                               (56,063    36,733
                                                                                 )

NET INVESTMENT INCOME                                                                        5,540

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                            109,972

 Foreign currency transactions                                                    (2         109,970
                                                                                 )

Change in net unrealized appreciation (depreciation) on investment securities                663,452

NET GAIN (LOSS)                                                                              773,422

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ 778,962


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SEPTEMBER 3, 1996
                                    (COMMENCEMENT
                                    OF OPERATIONS) TO
                                    JANUARY 31, 1997
                                    (UNAUDITED)


Operations                                                                               $ 5,540
Net investment income

 Net realized gain (loss)                                                                 109,970

 Change in net unrealized appreciation (depreciation)                                     663,452

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          778,962

Distributions to shareholders                                                             (109)
From net investment income
 Class A

  Class T                                                                                 (309)

  Institutional Class                                                                     (5,122)

 In excess of net investment income                                                       (101)
 Class A

  Class T                                                                                 (287)

  Institutional Class                                                                     (4,762)

 From net realized gain                                                                   (1,679)
 Class A

  Class T                                                                                 (4,766)

  Institutional Class                                                                     (39,537)

 TOTAL DISTRIBUTIONS                                                                      (56,672)

Share transactions - net increase (decrease)                                              6,893,562

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                 7,615,852

NET ASSETS                                                                                -
 Beginning of period

 End of period (including distributions in excess of net investment income of $5,150)    $ 7,615,852



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997
      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                         $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income                                                                                                    -

 Net realized and unrealized gain (loss)                                                                            1.55

 Total from investment operations                                                                                    1.55

Less Distributions

 From net investment income                                                                                          (.01)

 In excess of net investment income                                                                                       -

 From net realized gain                                                                                             (.08)

 Total distributions                                                                                                 (.09)

Redemption fees added to paid in capital                                                                             -

Net asset value, end of period                                                                                        $ 11.46

TOTAL RETURN B, C                                                                                                    15.53%

RATIOS AND SUPPLEMENTAL DATA                                                                                           $ 269
Net assets, end of period (000 omitted)

Ratio of expenses to average net assets                                                                            1.75% A
                                                                                                                    , E

Ratio of expenses to average net assets after expense reductions                                                    1.74% A
                                                                                                                        , F

Ratio of net investment income to average net assets                                                                      - A

Portfolio turnover                                                                                                       43% A

Average commission rate G                                                                                           $ .0210

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D
NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING
THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN
HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F FMR OR THE
FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A
PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL
 STATEMENTS). G A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
 TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS
WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997
      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                          $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income (loss)                                                                                       (.01)

 Net realized and unrealized gain (loss)                                                                              1.55

 Total from investment operations                                                                                      1.54

Less Distributions

 From net investment income                                                                                        (.01)

 In excess of net investment income                                                                                   -

 From net realized gain                                                                                             (.08)

 Total distributions                                                                                                     (.09)

Redemption fees added to paid in capital                                                                             -

Net asset value, end of period                                                                                      $ 11.45

TOTAL RETURN B, C                                                                                                   15.43%

RATIOS AND SUPPLEMENTAL DATA                                                                                          $ 1,286
Net assets, end of period (000 omitted)

Ratio of expenses to average net assets                                                                             2.00% A,
                                                                                                                      E

Ratio of expenses to average net assets after expense reductions                                                      1.99% A,
                                                                                                                         F

Ratio of net investment income (loss) to average net assets                                                       (.24)%
                                                                                                                      A

Portfolio turnover                                                                                                      43% A

Average commission rate G                                                                                              $ .0210

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES
TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'
EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F FMR
OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED
A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). G A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD
 TO PERIOD AND
FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS
WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997
      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                        $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income                                                                                              .01

 Net realized and unrealized gain (loss)                                                                          1.55

 Total from investment operations                                                                                    1.56

Less Distributions

 From net investment income                                                                                          (.01)

 In excess of net investment income                                                                                 (.01)

 From net realized gain                                                                                            (.08)

 Total distributions                                                                                                (.10)

Redemption fees added to paid in capital                                                                                -

Net asset value, end of period                                                                                      $ 11.46

TOTAL RETURN B, C                                                                                                   15.63%

RATIOS AND SUPPLEMENTAL DATA                                                                                        $ 6,060
Net assets, end of period (000 omitted)

Ratio of expenses to average net assets                                                                            1.50% A,
                                                                                                                      E

Ratio of expenses to average net assets after expense reductions                                                   1.46% A,
                                                                                                                   F

Ratio of net investment income to average net assets                                                                     .28% A

Portfolio turnover                                                                                                  43% A

Average commission rate G                                                                                               $ .0210

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES
TO FINANCIAL
STATEMENTS). C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED
ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE
5 OF NOTES TO FINANCIAL STATEMENTS). G A FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION
RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING
ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Cyclical Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, redemption fees, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
On November 14, 1996, the Board of Trustees approved the creation of an additional class of shares, Class B shares. Offering of the new class commences on March 3, 1997. Class B shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a contingent deferred sales charge levied on Class B share redemptions. This charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $7,319,971 and $1,050,876, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and .50% of the average net assets of the Class A and Class T shares, respectively. For the period, the fund paid FDC $219 and $1,027 under the Class A and Class T Plans, all of which was paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% for selling Class A and Class T shares of the fund, respectively.
For the period, FDC received sales charges of $7,176 and $7,260 on sales of Class A and Class T shares of the fund, of which $4,320 and $4,926 were paid to securities dealers, banks, and other financial institutions. TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A, Class T and Institutional Class shares. Prior to January 1, 1997, State Street Bank and Trust Company acted in that capacity
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
for the fund's Class T shares, and delegated certain of these services to FIIOC for which FIIOC received its allocable share of all such fees. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annualized rates of .62%, .44%, and .15% of the average net assets of Class A, Class T, and Institutional Class, respectively.
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $330 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above annual rates of 1.75%, 2.00%, and 1.50% of average net assets for Class A, Class T, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $13,453, $12,853, and $28,991 for Class A, Class T, and Institutional Class, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $119 under this arrangement.
In addition, the fund has entered into an arrangement with each class' transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, Institutional Class expenses were reduced by $647 under the transfer agent arrangements.
6. BENEFICIAL INTEREST.
At the end of the period, FMR and its affiliates were record owners of approximately 15.2% of the total outstanding shares of the fund. In addition, one unaffiliated shareholder was record owner of more than 10% of the total outstanding shares of the fund, totaling 67.1%.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                                 SHARES          DOLLARS

                                 PERIOD ENDED    PERIOD ENDED
                                 JANUARY 31,     JANUARY 31,

                                 1997 A          1997 A



CLASS A                           25,653         $ 267,356
Shares sold

Reinvestment of distributions     169             1,885

Shares redeemed                   (2,318)         (26,106)

Redemption fees                   -               43

Net increase (decrease)           23,504         $ 243,178

CLASS T                           112,600        $ 1,241,366
Shares sold

Reinvestment of distributions     440             4,903

Shares redeemed                   (706)           (7,967)

Redemption fees                   -               60

Net increase (decrease)           112,334        $ 1,238,362

INSTITUTIONAL CLASS               552,969        $ 5,677,168
Shares sold

Reinvestment of distributions     4,432           49,421

Shares redeemed                   (28,763)        (315,638)

Redemption fees                   -               1,071

Net increase (decrease)           528,638        $ 5,412,022

A SHARE TRANSACTIONS FOR EACH CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1997.
ADVISOR FINANCIAL SERVICES FUND - CLASS A
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                   LIFE OF
JANUARY 31, 1997               FUND

FINANCIAL SERVICES - CLASS A   23.41%

FINANCIAL SERVICES - CLASS A   16.93%
(INCL. 5.25% SALES CHARGE)

S&P 500                        21.57%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class A's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and return
of
a fund that invests in a sector will vary. That
means if you sell your shares during a sector
downturn, you might lose money. But if you
can identify a sector that is about to
experience rapid growth you may have the
potential for above-average gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970213 151852 S00000000000001
             FA Financial Serv -CL A     SP Standard & Poor 500
             00183                       SP001
  1996/09/03       9475.00                    10000.00
  1996/09/30      10062.45                    10561.42
  1996/10/31      10602.53                    10852.70
  1996/11/30      11445.80                    11673.05
  1996/12/31      11104.41                    11441.81
  1997/01/31      11692.85                    12156.70
IMATRL PRASUN   SHR__CHT 19970131 19970213 151853 R00000000000008

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Class A on September 3, 1996, when the fund started, and the current maximum 5.25% sales charge was paid. As the chart shows, by January 31, 1997, the value of the investment would have grown to $11,693 - a 16.93% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,157 - a 21.57% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1997
                                % OF FUND'S
                                INVESTMENTS

American Express Co.            6.5

Citicorp                        5.8

Household International, Inc.   5.5

BankAmerica Corp.               5.1

Wachovia Corp.                  5.1

Barnett Banks, Inc.             5.1

First Chicago NBD Corp.         4.9

Allstate Corp.                  4.9

Capital One Financial Corp.     4.6

National City Corp.             4.2

TOP INDUSTRIES AS OF JANUARY 31, 1997
National Commercial
Banks 32.6%
Personal Credit
Institutions 16.5%
Financial Services 11.8%
Property-Casualty &
Reinsurance 7.7%
Federal & Federally Sponsored
Credit Agencies 5.4%
All Others 26.0%*
Row: 1, Col: 1, Value: 26.0
Row: 1, Col: 2, Value: 5.4
Row: 1, Col: 3, Value: 7.7
Row: 1, Col: 4, Value: 11.8
Row: 1, Col: 5, Value: 16.5
Row: 1, Col: 6, Value: 32.6
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR FINANCIAL SERVICES FUND - CLASS T
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                   LIFE OF
JANUARY 31, 1997               FUND

FINANCIAL SERVICES - CLASS T   23.21%

FINANCIAL SERVICES - CLASS T   18.90%
(INCL. 3.50% SALES CHARGE)

S&P 500                        21.57%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class T's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and return
of
a fund that invests in a sector will vary. That
means if you sell your shares during a sector
downturn, you might lose money. But if you
can identify a sector that is about to
experience rapid growth you may have the
potential for above-average gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970213 152317 S00000000000001
             FA Financial Serv -CL T     SP Standard & Poor 500
             00193                       SP001
  1996/09/03       9650.00                    10000.00
  1996/09/30      10238.65                    10561.42
  1996/10/31      10788.70                    10852.70
  1996/11/30      11647.55                    11673.05
  1996/12/31      11299.87                    11441.81
  1997/01/31      11889.52                    12156.70
IMATRL PRASUN   SHR__CHT 19970131 19970213 152318 R00000000000008

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Class T on September 3, 1996, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by January 31, 1997, the value of the investment would have grown to $11,890 - an 18.90% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,157 - a 21.57% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1997
                                % OF FUND'S
                                INVESTMENTS

American Express Co.            6.5

Citicorp                        5.8

Household International, Inc.   5.5

BankAmerica Corp.               5.1

Wachovia Corp.                  5.1

Barnett Banks, Inc.             5.1

First Chicago NBD Corp.         4.9

Allstate Corp.                  4.9

Capital One Financial Corp.     4.6

National City Corp.             4.2

TOP INDUSTRIES AS OF JANUARY 31, 1997
National Commercial
Banks 32.6%
Personal Credit
Institutions 16.5%
Financial Services 11.8%
Property-Casualty &
Reinsurance 7.7%
Federal & Federally Sponsored
Credit Agencies 5.4%
All Others 26.0%*
Row: 1, Col: 1, Value: 26.0
Row: 1, Col: 2, Value: 5.4
Row: 1, Col: 3, Value: 7.7
Row: 1, Col: 4, Value: 11.8
Row: 1, Col: 5, Value: 16.5
Row: 1, Col: 6, Value: 32.6
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR FINANCIAL SERVICES FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Louis Salemy, Portfolio Manager of Fidelity Advisor Financial Services Fund
Q. LOUIS, HOW DID THE FUND PERFORM?
A. The fund did very well. While we typically look at performance over six- and 12-month increments, this fund began on September 3, 1996. From that date through January 31, 1997, the fund's Class A and Class T shares produced returns of 23.41% and 23.21%, respectively. The Standard & Poor's 500 Index had a return of 21.57% over the same period.
Q. IT WAS A STRONG PERIOD FOR FINANCE-RELATED STOCKS. WHAT FACTORS WERE CONDUCIVE TO THIS PERFORMANCE?
A. The main factor I'd point to was the friendly investing environment. The interest rate situation stayed fairly moderate throughout the period - rates weren't going down and they're weren't going up. This climate typically leads to strong performance in the finance area. Additionally, there was a decent amount of takeover activity going on, and the market reacted favorably to that.
Q. WHY WERE COMPANIES ENGAGING IN THIS TYPE OF ACTIVITY, AND WHY DOES THE MARKET LIKE TAKEOVERS?
A. In an economy like we've seen, scale becomes an overriding factor. By that, I mean companies are of the mindset that bigger is better. Companies also needed to become more competitive; if a company was to run its business on a daily basis without doing anything proactively, its returns would most likely be on the down slope. In seeking to get a competitive edge, the bigger is better mentality took shape. To answer the second part of the question, the market thinks highly of takeovers because they can frequently be a win-win situation. Not only does the acquiring company's stock tend to rise, but so does the stock of the company being acquired.
Q. VALUATIONS SEEMED TO BE PARTICULARLY HIGH DURING THE PERIOD. CAN YOU SPEAK TO THAT?
A. Stocks were really expensive, and this was true of the overall market. In that kind of environment, I try to consider the share price relative to where the market is. On an absolute basis, I've never seen such high valuation levels. In selecting stocks for the fund, I'm willing to pay a higher price, but I need to see positive future return prospects.
Q. WITHIN THE FINANCE SECTOR, BANKS PERFORMED QUITE WELL. WHAT WAS GOING ON IN THIS AREA?
A. The market didn't really differentiate between the regional banks and the money-center banks. Overall, the performance of the larger-capitalization banks exceeded that of the smaller caps. The fund had more of a bias toward the large-cap banks, which worked in my favor. When looking at bank stocks, I tend to gravitate toward the ones that are taking proactive steps to improve their business. During the period, the larger banks fell into this category more so than their smaller counterparts.
Q. HOW ABOUT THE INSURANCE AND CREDIT CARD SECTORS?
A. The same environment that was beneficial to bank stocks was negative for insurance-related stocks, as negative pricing trends took hold. Overall, insurance stocks were the weakest performing group in the finance industry. Credit card stocks, on the other hand, went through some consolidation. First USA, for example, was acquired by BankOne in a fairly significant deal involving two of the fund's positions. A high level of consumer debt, however, kept the credit card group from performing extremely well.
Q. FROM AN INDIVIDUAL INVESTMENT STANDPOINT, WHICH STOCKS PERFORMED WELL? WHICH WOULD YOU CATEGORIZE AS DISAPPOINTMENTS?
A. American Express was a very solid contributor to the fund's returns. There was some speculation during the period that American Express was going to merge with Citicorp and this may have fueled an uptick in the share price. American Express also had strong earnings growth, which the market finally recognized. Household International, a consumer credit company, also performed well on the heels of new management and a more proactive business approach. In terms of disappointments, I could have owned more bigger-cap regional banks, but valuations and my perceptions of their fundamental characteristics kept me conservative. Mercury Finance, a consumer credit company that the fund no longer owns, ran into accounting problems and hurt the fund somewhat.
Q. WHAT'S YOUR OUTLOOK?
A. I'll continue to seek out stocks of companies that are willing to take a proactive approach to increase their returns. If interest rates were to rise and credit losses increased, this would have a negative effect on the finance sector as a whole.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of January 31, 1997, more than
$6 million
MANAGER: Paul Antico, since January 1997;
joined Fidelity in 1991
(checkmark)
ADVISOR FINANCIAL SERVICES FUND
INVESTMENTS JANUARY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 92.3%
 SHARES VALUE (NOTE 1)
BANKS - 37.8%
NATIONAL COMMERCIAL BANKS - 32.6%
Bank of New York Co., Inc.   23,880 $ 874,603
BankAmerica Corp.   10,000  1,116,250
Capital One Financial Corp.   25,000  1,000,000
Citicorp  10,865  1,264,414
Fleet Financial Group, Inc.   9,300  502,200
National City Corp.   19,870  901,601
NationsBank Corp.   530  57,240
U.S. Bancorp  5,000  227,813
Wachovia Corp.  19,105  1,100,926
Zions Bancorp  300  34,650
  7,079,697
STATE BANKS FEDERAL RESERVE - 5.2%
Barnett Banks, Inc.   25,000  1,100,000
Crestar Financial Corp.   450  15,525
  1,115,525
TOTAL BANKS   8,195,222
CREDIT & OTHER FINANCE - 28.9%
FINANCIAL SERVICES - 11.8%
American Express Co.   22,600  1,409,675
Finova Group, Inc.   280  20,160
First Chicago NBD Corp.   18,770  1,072,236
First USA, Inc.   560  28,350
Transamerica Corp.   400  32,900
  2,563,321
MORTGAGE BANKERS - 0.6%
Green Tree Financial Corp.   3,035  117,986
PERSONAL CREDIT INSTITUTIONS - 16.5%
Associates First Capital Corp.   14,900  724,513
Beneficial Corp.   11,800  793,550
Household International, Inc.   12,080  1,197,430
MBNA Corp.   25,000  862,500
  3,577,993
TOTAL CREDIT & OTHER FINANCE   6,259,300
FEDERAL SPONSORED CREDIT - 5.4%
FEDERAL & FEDERALLY SPONSORED CREDIT AGENCIES - 5.4%
Federal Home Loan Mortgage
 Corporation  5,720  173,030
Federal National Mortgage Association  6,235  246,283
Student Loan Marketing Association  7,000  762,125
  1,181,438
INSURANCE - 16.6%
ACCIDENT & HEALTH INSURANCE - 0.5%
Provident Companies, Inc.   2,250  110,531
INSURANCE BROKERS & SERVICES - 0.5%
ITT Hartford Group, Inc.   1,600  117,400
INSURANCE CARRIERS - 3.0%
AFLAC, Inc.   2,200  87,725
AMBAC, Inc.   5,800  388,600
MGIC Investment Corp.   2,200  162,250
  638,575
LIFE INSURANCE - 4.5%
American Bankers Insurance Group, Inc.   2,600  144,300
Aon Corp.   2,000  129,250
Penncorp. Financial Group, Inc.   1,425  52,191
Providian Corp.   5,305  285,807

 SHARES VALUE (NOTE 1)
UICI (a)  1,600 $ 47,800
UNUM Corp.   4,200  317,625
  976,973
MULTI-LINE INSURANCE - 0.4%
Aetna, Inc.   600  47,400
CIGNA Corp.   200  30,325
  77,725
PROPERTY-CASUALTY & REINSURANCE - 7.7%
Allstate Corp.   16,085  1,057,589
American International Group, Inc.   3,080  373,065
Berkley (W.R.) Corp.   2,000  96,500
Progressive Corp.   2,200  146,025
  1,673,179
TOTAL INSURANCE   3,594,383
REAL ESTATE INVESTMENT TRUSTS - 1.1%
IRT Property Co.   20,000  240,000
SECURITIES INDUSTRY - 2.5%
SECURITY & COMMODITY BROKERS - 0.8%
Legg Mason, Inc.   2,500  113,125
Merrill Lynch & Co., Inc.   380  32,015
Morgan Stanley Group, Inc.   400  22,850
  167,990
SECURITY BROKERS & DEALERS - 1.7%
Lehman Brothers Holdings, Inc.   12,000  379,500
TOTAL SECURITIES INDUSTRY   547,490
TOTAL COMMON STOCKS
 (Cost $18,481,562)   20,017,833
CASH EQUIVALENTS - 7.7%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.55%, dated
 1/31/97 due 2/3/97  $ 200,093  200,000

 SHARES

Taxable Central Cash Fund (b)   1,466,984  1,466,984
TOTAL CASH EQUIVALENTS
 (Cost $1,666,984)   1,666,984
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $20,148,546)   $ 21,684,817
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.39%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $20,148,546. Net unrealized appreciation aggregated $1,536,271, of which $1,574,423 related to appreciated investment securities and $38,152 related to depreciated investment securities. ADVISOR FINANCIAL SERVICES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 JANUARY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase agreements of $200,000) (cost $20,148,546) - See           $ 21,684,817
accompanying schedule

Cash                                                                                                                  397

Receivable for investments sold                                                                                      834,757

Receivable for fund shares sold                                                                                       439,124

Dividends receivable                                                                                                 26,364

Interest receivable                                                                                                  8,362

Prepaid expenses                                                                                                     34,673

Receivable from investment adviser for expense reductions                                                            9,300

 TOTAL ASSETS                                                                                                        23,037,794

LIABILITIES

Payable for investments purchased                                                                        $ 327,798

Payable for fund shares redeemed                                                                         12,985

Distribution fees payable                                                                                7,041

Other payables and accrued expenses                                                                      19,863

 TOTAL LIABILITIES                                                                                                   367,687

NET ASSETS                                                                                                          $ 22,670,107

Net Assets consist of:

Paid in capital                                                                                                     $ 21,091,993

Undistributed net investment income                                                                                  2,554

Accumulated undistributed net realized gain (loss) on investments                                                    39,289

Net unrealized appreciation (depreciation) on investments                                                            1,536,271

NET ASSETS                                                                                                          $ 22,670,107

CALCULATION OF MAXIMUM                                                                                               $12.32
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE and redemption
  price per share ($2,894,798 (divided by)
  234,983 shares)

 Maximum offering price per share                                                                                    $13.00
 (100/94.75 of $12.32)

 CLASS T:                                                                                                            $12.30
 NET ASSET VALUE and redemption
  price per share ($18,681,135 (divided by)
  1,519,078 shares)

 Maximum offering price per share                                                                                     $12.75
 (100/96.50 of $12.30)

 INSTITUTIONAL CLASS:                                                                                                $12.32
 NET ASSET VALUE, offering price
  and redemption price per share
  ($1,094,174 (divided by) 88,835 shares)


STATEMENT OF OPERATIONS

 SEPTEMBER 3, 1996 (COMMENCEMENT OF OPERATIONS) TO
 JANUARY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                           $ 66,923
Dividends

Interest                                                                                     29,295

 TOTAL INCOME                                                                                96,218

EXPENSES

Management fee                                                                   $ 24,665

Transfer agent fees                                                               1,738
Class A

 Class T                                                                          9,552

 Institutional Class                                                              850

Distribution fees                                                                 1,307
Class A

 Class T                                                                          15,918

Accounting fees and expenses                                                      25,000

Non-interested trustees' compensation                                             12

Custodian fees and expenses                                                       6,250

Registration fees                                                                 12,596
Class A

 Class T                                                                          10,747

 Institutional Class                                                              10,880

Audit                                                                             7,567

Legal                                                                             637

 Total expenses before reductions                                                 127,719

 Expense reductions                                                               (48,745    78,974
                                                                                 )

NET INVESTMENT INCOME                                                                        17,244

REALIZED AND UNREALIZED GAIN (LOSS)                                                          53,131
Net realized gain (loss) on
investment securities

Change in net unrealized appreciation (depreciation) on investment securities                1,536,271

NET GAIN (LOSS)                                                                              1,589,402

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ 1,606,646


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SEPTEMBER 3, 1996
                                    (COMMENCEMENT
                                    OF OPERATIONS) TO
                                    JANUARY 31, 1997
                                    (UNAUDITED)


Operations                                                                  $ 17,244
Net investment income

 Net realized gain (loss)                                                    53,131

 Change in net unrealized appreciation (depreciation)                        1,536,271

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             1,606,646

Distributions to shareholders                                                (1,792)
From net investment income
 Class A

  Class T                                                                    (11,201)

  Institutional Class                                                        (1,697)

 From net realized gain                                                      (1,792)
 Class A

  Class T                                                                    (11,201)

  Institutional Class                                                        (849)

 TOTAL DISTRIBUTIONS                                                         (28,532)

Share transactions - net increase (decrease)                                 21,091,993

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                    22,670,107

NET ASSETS

 Beginning of period                                                         -

 End of period (including undistributed net investment income of $2,554)    $ 22,670,107



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997
      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                            $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income                                                                                                    .03

 Net realized and unrealized gain (loss)                                                                                 2.31

 Total from investment operations                                                                                     2.34

Less Distributions

 From net investment income                                                                                          (.01)

 From net realized gain                                                                                                   (.01)

 Total distributions                                                                                                     (.02)

Redemption fees added to paid in capital                                                                                  -

Net asset value, end of period                                                                                           $ 12.32

TOTAL RETURN B, C                                                                                                   23.41%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                            $ 2,895

Ratio of expenses to average net assets                                                                            1.75% A
                                                                                                                    , E

Ratio of expenses to average net assets after expense reductions                                                     1.73% A
                                                                                                                    , F

Ratio of net investment income to average net assets                                                                    .59% A

Portfolio turnover                                                                                                  123% A

Average commission rate G                                                                                            $ .0333

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES
TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE
PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN
HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F FMR OR THE FUND
HAS ENTERED INTO
VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A
PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). G A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS
WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997
      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                              $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income                                                                                              .02

 Net realized and unrealized gain (loss)                                                                            2.30

 Total from investment operations                                                                                     2.32

Less Distributions

 From net investment income                                                                                          (.01)

 From net realized gain                                                                                                 (.01)

 Total distributions                                                                                                 (.02)

Redemption fees added to paid in capital                                                                                 -

Net asset value, end of period                                                                                     $ 12.30

TOTAL RETURN B, C                                                                                                    23.21%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                           $ 18,681

Ratio of expenses to average net assets                                                                            2.00% A,
                                                                                                                    E

Ratio of expenses to average net assets after expense reductions                                                   1.98% A,
                                                                                                                      F

Ratio of net investment income to average net assets                                                                    .34% A

Portfolio turnover                                                                                                   123% A

Average commission rate G                                                                                              $ .0333

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES
TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING
THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN
HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F FMR OR THE FUND
HAS ENTERED INTO
VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A
PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). G A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS
WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997
      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                          $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income                                                                                              .04

 Net realized and unrealized gain (loss)                                                                              2.31

 Total from investment operations                                                                                       2.35

Less Distributions

 From net investment income                                                                                          (.02)

 From net realized gain                                                                                                (.01)

 Total distributions                                                                                                  (.03)

Redemption fees added to paid in capital                                                                               -

Net asset value, end of period                                                                                      $ 12.32

TOTAL RETURN B, C                                                                                                     23.51%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                            $ 1,094

Ratio of expenses to average net assets                                                                             1.50% A,
                                                                                                                         E

Ratio of expenses to average net assets after expense reductions                                                      1.49% A,
                                                                                                                    F

Ratio of net investment income to average net assets                                                                     .83% A

Portfolio turnover                                                                                                     123% A

Average commission rate G                                                                                               $ .0333

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES
TO FINANCIAL
STATEMENTS). C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED
ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION
OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5
OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Financial Services Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, redemption fees, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
On November 14, 1996, the Board of Trustees approved the creation of an additional class of shares, Class B shares. Offering of the new class commences on March 3, 1997. Class B shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a contingent deferred sales charge levied on Class B share redemptions. This charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $23,885,180 and $5,456,749, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and .50% of the average net assets of the Class A and Class T shares, respectively. For the period, the fund paid FDC $1,307 and $15,918 under the Class A and Class T Plans, all of which was paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% for selling Class A and Class T shares of the fund, respectively.
For the period, FDC received sales charges of $63,381 and $144,481 on sales of Class A and Class T shares of the fund, of which $50,686 and $115,237 were paid to securities dealers, banks, and other financial institutions. TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A, Class T and Institutional Class shares. Prior to January 1, 1997, State Street Bank and Trust Company acted in that capacity for the fund's Class T shares, and delegated certain of these services to FIIOC for which FIIOC received its allocable share of all such fees. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annualized rates of .33%, .30%, and .22% of the average net assets of Class A, Class T, and Institutional Class, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $3,151 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above annual rates of 1.75%, 2.00%, and 1.50% of average net assets for Class A, Class T, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $14,441, $20,742, and $12,871 for Class A, Class T, and Institutional Class, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $662 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $29 under the custodian arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                                 SHARES          DOLLARS

                                 PERIOD ENDED    PERIOD ENDED
                                 JANUARY 31,     JANUARY 31,

                                 1997 A          1997 A



CLASS A                           237,768        $ 2,717,399
Shares sold

Reinvestment of distributions     294             3,494

Shares redeemed                   (3,079)         (36,172)

Redemption fees                   -               169

Net increase (decrease)           234,983        $ 2,684,890

CLASS T                           1,550,762      $ 17,878,856
Shares sold

Reinvestment of distributions     1,650           19,567

Shares redeemed                   (33,334)        (393,884)

Redemption fees                   -               1,029

Net increase (decrease)           1,519,078      $ 17,505,568

INSTITUTIONAL CLASS               88,621         $ 898,921
Shares sold

Reinvestment of distributions     214             2,546

Shares redeemed                   -               -

Redemption fees                   -               68

Net increase (decrease)           88,835         $ 901,535

A SHARE TRANSACTIONS FOR EACH CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1997.
ADVISOR HEALTH CARE FUND - CLASS A
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                 LIFE OF
JANUARY 31, 1997             FUND

HEALTH CARE - CLASS A        17.00%

HEALTH CARE - CLASS A        10.86%
(INCL. 5.25% SALES CHARGE)

S&P 500                      21.57%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class A's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and return
of
a fund that invests in a sector will vary. That
means if you sell your shares during a sector
downturn, you might lose money. But if you
can identify a sector that is about to
experience rapid growth you may have the
potential for above-average gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970212 150112 S00000000000001
             FA Health Care -CL A        SP Standard & Poor 500
             00177                       SP001
  1996/09/03       9475.00                    10000.00
  1996/09/30      10109.83                    10561.42
  1996/10/31       9882.43                    10852.70
  1996/11/30      10384.60                    11673.05
  1996/12/31      10450.93                    11441.81
  1997/01/31      11085.75                    12156.70
IMATRL PRASUN   SHR__CHT 19970131 19970212 150114 R00000000000008

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Class A on September 3, 1996, when the fund started, and the current maximum 5.25% sales charge was paid. As the chart shows, by January 31, 1997, the value of the investment would have grown to $11,086 - a 10.86% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,157 - a 21.57% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1997
                               % OF FUND'S
                               INVESTMENTS

Schering-Plough Corp.          6.7

Pfizer, Inc.                   6.5

Bristol-Myers Squibb Co.       5.3

Merck & Co., Inc.              5.0

Warner-Lambert Co.             4.9

American Home Products Corp.   4.4

Johnson & Johnson              3.6

SmithKline Beecham PLC ADR     2.8

Abbott Laboratories            2.3

Lilly (Eli) & Co.              2.0

TOP INDUSTRIES AS OF JANUARY 31, 1997
Drugs 44.4%
Medical Supplies &
Appliances 11.4%
Medical Technology 8.7%
Pharmaceutical Preparations 5.4%
Hospitals 5.4%
All Others 24.7%*
Row: 1, Col: 1, Value: 24.7
Row: 1, Col: 2, Value: 5.4
Row: 1, Col: 3, Value: 5.4
Row: 1, Col: 4, Value: 8.699999999999999
Row: 1, Col: 5, Value: 11.4
Row: 1, Col: 6, Value: 44.4
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR HEALTH CARE FUND - CLASS T
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                 LIFE OF
JANUARY 31, 1997             FUND

HEALTH CARE - CLASS T        16.80%

HEALTH CARE - CLASS T        12.71%
(INCL. 3.50% SALES CHARGE)

S&P 500                      21.57%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class T's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and return
of
a fund that invests in a sector will vary. That
means if you sell your shares during a sector
downturn, you might lose money. But if you
can identify a sector that is about to
experience rapid growth you may have the
potential for above-average gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970212 160849 S00000000000001
             FA Health Care -CL T        SP Standard & Poor 500
             00191                       SP001
  1996/09/03       9650.00                    10000.00
  1996/09/30      10286.90                    10561.42
  1996/10/31      10055.30                    10852.70
  1996/11/30      10566.75                    11673.05
  1996/12/31      10624.65                    11441.81
  1997/01/31      11271.20                    12156.70
IMATRL PRASUN   SHR__CHT 19970131 19970212 160851 R00000000000008

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Class T on September 3, 1996, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by January 31, 1997, the value of the investment would have grown to $11,271 - a 12.71% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,157 - a 21.57% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1997
                               % OF FUND'S
                               INVESTMENTS

Schering-Plough Corp.          6.7

Pfizer, Inc.                   6.5

Bristol-Myers Squibb Co.       5.3

Merck & Co., Inc.              5.0

Warner-Lambert Co.             4.9

American Home Products Corp.   4.4

Johnson & Johnson              3.6

SmithKline Beecham PLC ADR     2.8

Abbott Laboratories            2.3

Lilly (Eli) & Co.              2.0

TOP INDUSTRIES AS OF JANUARY 31, 1997
Drugs 44.4%
Medical Supplies &
Appliances 11.4%
Medical Technology 8.7%
Pharmaceutical Preparations 5.4%
Hospitals 5.4%
All Others 24.7%*
Row: 1, Col: 1, Value: 24.7
Row: 1, Col: 2, Value: 5.4
Row: 1, Col: 3, Value: 5.4
Row: 1, Col: 4, Value: 8.699999999999999
Row: 1, Col: 5, Value: 11.4
Row: 1, Col: 6, Value: 44.4
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR HEALTH CARE FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Karen Firestone, Portfolio Manager of Fidelity Advisor Health Care Fund
Q. KAREN, HOW DID THE FUND PERFORM?
A. For the period from September 3, 1996 - when the fund started - through January 31, 1997, the fund's Class A shares returned 17.00% and its Class T shares returned 16.80%. By comparison, the Standard & Poor's 500 Index returned 21.57% over the same period.
Q. WHY DID THE FUND UNDERPERFORM THE S&P 500 INDEX?
A. There were several general reasons. While health care companies showed solid growth and steady profits during the period, they certainly did not perform as well as technology stocks, which led the market and made up a notable part of the index. I did try to take advantage of the technology trend by buying some medical equipment and supplies companies, which make products such as defibrillators and pacemakers. However, these companies underperformed the overall health care sector. The index also benefited from holding cyclical stocks - those that tend to perform well when the market is strong. These stocks turned in solid performances over the period. Health care companies are not considered cyclicals since people need health care all the time, not just when the economy is up.
Q. WERE THERE REASONS THAT WERE MORE SPECIFIC TO THE FUND ITSELF?
A. Yes. As I mentioned, medical equipment and supplies companies - which made up about 25% of the fund - underperformed. The most notable underperformer was St. Jude Medical, a fairly heavy holding of the fund during the period. St. Jude fell on rough times soon after it acquired a company called Ventrotechs. That's because Ventrotechs almost immediately announced that two patients who used its cardiac device had died. Another company, Medtronic, the leading defibrillator company, slowed in 1996 when the demand for medical equipment and supplies lessened somewhat. Notably, when I purchased these companies, their pricing was attractive and they looked like a solid value. I also should point out that HMOs were weak performers during most of the period, and hospitals underperformed throughout 1996.
Q. BY FAR THE PRIMARY FOCUS OF THE FUND WAS DRUG STOCKS, WHICH MADE UP ABOUT 44% OF ITS HOLDINGS AT THE END OF THE PERIOD. WHAT MADE THEM SO ATTRACTIVE?
A. Drugs or pharmaceuticals turned in a fabulous performance in terms of revenue growth and earnings growth over the period, and they are expected to do well in the upcoming year. Schering-Plough, the fund's top holding at the end of the period, was a real growth machine and is one of the few true acquisition targets in the industry. It had superb financial controls, strong management and was selling at a P/E multiple below other drug companies during the period. Schering turned in its strong performance largely because of Claritin, the company's billion dollar antihistamine. Now with its rival Seldane being pulled, expectations are that Claritin will become the popular replacement drug. Another top 10 stock during the period, Warner-Lambert, also had two hot new drugs: Lipitor, which helps lower cholesterol, and a new diabetes drug, Rezulin.
Q. IF DRUG STOCKS WERE PERFORMING SO WELL, WHY DIDN'T YOU OWN MORE OF THEM?
A. That's a good question. Basically, I thought it was too risky to own more. That's because if the fund had a bigger weighting in pharmaceuticals and the bet didn't work, the fund's shareholders could have really been whipsawed. Having a heavier weighting means that I would have had about 50% of the fund in a handful of big names. If there had been a disappointment, the fund could have lost 20% of its value in a holding that represented 5% of the fund's total investments. Clearly, this point is hard to see when the stocks are going up, but it's very easy to see when they're going down. I suppose I could have owned more small positions in drug companies to increase my overall pharmaceutical holdings, but if that was the wrong bet and the HMOs or hospitals had taken off instead, I would have missed out on a whole sector of health care.
Q. HOW DOES THE FUND LOOK GOING FORWARD?
A. I think health care is a good place to be right now. There's a lot of uncertainty in both the economy and the market, and it's not clear where interest rates are going. I will stick to my approach of trying to buy companies that have strong sales and earnings momentum. This market pays for momentum. The stocks that tend to look good going forward are those that have proven themselves winners in the past. I'll also continue to look for smaller and newer companies with great product potential.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of January 31, 1997, more than
$6 million
MANAGER: Paul Antico, since January 1997;
joined Fidelity in 1991
(checkmark)
ADVISOR HEALTH CARE FUND
INVESTMENTS JANUARY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.4%
 SHARES VALUE (NOTE 1)
CHEMICALS & PLASTICS - 0.9%
CHEMICALS - 0.9%
Hoechst AG Ord.   4,800 $ 201,396
COMPUTER SERVICES & SOFTWARE - 0.1%
CAD/CAM/CAE - 0.1%
Healthdyne Information Enterprises,
 Inc. (a)  2,000  12,000
DRUGS & PHARMACEUTICALS - 54.7%
BIOTECHNOLOGY - 4.0%
Alkermes, Inc. (a)  3,600  83,700
Amgen, Inc. (a)  4,800  270,600
Elf Sanofi SA  1,100  110,348
Genentech, Inc. special (a)  3,600  197,550
Human Genome Sciences, Inc. (a)  1,800  82,800
Idexx Laboratories, Inc. (a)  2,700  87,750
Interneuron Pharmaceuticals, Inc. (a)  1,800  53,550
Regeneron Pharmaceuticals, Inc. (a)  1,900  18,525
Sequana Therapeutics, Inc. (a)  1,000  15,500
  920,323
COMMERCIAL LABORATORY RESEARCH - 0.9%
Arqule, Inc.   2,800  62,300
INCYTE Pharmaceuticals, Inc. (a)  1,300  86,450
Millennium Pharmaceuticals, Inc. (a)  3,700  71,688
  220,438
DRUGS - 44.4%
Allergan, Inc.   2,600  91,975
ALZA Corp. Class A (a)  2,600  75,075
American Home Products Corp.   16,100  1,020,338
Barr Laboratories, Inc. (a)  5,300  185,500
Bristol-Myers Squibb Co.   9,800  1,244,600
Dura Pharmaceuticals, Inc. (a)  2,200  92,400
Elan Corp. PLC ADR (a)  3,600  138,600
Glaxo Holdings PLC  3,200  51,213
Glaxo PLC sponsored ADR  4,600  146,625
Lilly (Eli) & Co.   5,400  470,475
Merck & Co., Inc.   12,800  1,161,600
Mylan Laboratories, Inc.   5,500  90,063
Novo-Nordisk AS Class B  1,500  139,238
Pfizer, Inc.   16,300  1,513,863
Roche Holding AG participation
 certificates  30  263,256
Schering-Plough Corp.   20,500  1,550,313
SmithKline Beecham PLC ADR  9,000  650,250
Takeda Chemical Industries Ltd.   6,000  118,093
Warner-Lambert Co.   14,300  1,151,150
Watson Pharmaceuticals, Inc. (a)  2,500  112,031
Yamanouchi Pharmaceutical Co. Ltd. (a)  4,000  74,776
  10,341,434
PHARMACEUTICAL PREPARATIONS - 5.4%
Alpharma, Inc. Class A  6,000  78,750
Andrx Corp.   4,600  87,400
Arris Pharmaceutical Corp. (a)  4,000  53,500
Astra AB Class A Free shares  9,100  433,641
Inhale Therapeutic Systems (a)  300  5,625
Ligand Pharmaceuticals, Inc. Class B (a)  6,200  86,025
Novartis AG (Reg.) (a)  287  328,340
Rhone Poulenc Rorer, Inc.   1,100  82,775
Zeneca Group PLC Ord.   3,900  112,710
  1,268,766
TOTAL DRUGS & PHARMACEUTICALS   12,750,961

 SHARES VALUE (NOTE 1)
ELECTRONICS - 0.2%
ELECTRONIC CAPACITORS - 0.2%
Maxwell Technologies, Inc.   3,200 $ 58,400
INSURANCE - 0.6%
MULTI-LINE INSURANCE - 0.6%
Aetna, Inc.   1,700  134,300
MEDICAL EQUIPMENT & SUPPLIES - 23.3%
DENTAL EQUIPMENT - 0.7%
Sybron International, Inc. (a)  5,200  160,550
DRUG DISTRIBUTORS - WHOLESALE - 2.8%
Allegiance Corp.   2,300  58,938
AmeriSource Health Corp. Class A  400  19,600
Bergen Brunswig Corp. Class A  11,300  336,175
Cardinal Health, Inc.   3,900  244,238
  658,951
MEDICAL SUPPLIES & APPLIANCES - 11.4%
Abbott Laboratories  9,800  532,875
Bard (C.R.), Inc.   1,800  50,850
Baxter International, Inc.   5,100  235,238
Becton, Dickinson & Co.   6,700  329,975
Boston Scientific Corp. (a)  4,300  293,475
Closure Medical Corp.   2,100  36,225
Depuy, Inc. (a)  2,800  52,500
Johnson & Johnson  14,700  847,088
Sofamor/Danek Group, Inc. (a)  6,500  268,125
  2,646,351
MEDICAL TECHNOLOGY - 8.3%
Arterial Vascular Engineering, Inc. (a)  200  2,625
Beckman Instruments, Inc.   6,300  248,850
Biomet, Inc.   100  1,550
Biopsys Medical, Inc. (a)  2,900  77,575
Cardiac Pathways Corp.   4,300  57,513
Cardiogenesis Corp.   400  5,850
Datascope Corp. (a)  3,600  78,300
Guidant Corp.   2,800  156,100
Heartport, Inc.   600  18,975
InControl, Inc. (a)  9,300  68,588
Medtronic, Inc.   6,800  465,800
Nellcor, Inc. (a)  3,400  57,800
St. Jude Medical, Inc. (a)  6,100  231,038
Sonus Pharmaceuticals, Inc. (a)  3,200  89,600
Stryker Corp.   4,100  118,900
U.S. Surgical Corp.   6,500  260,813
  1,939,877
X-RAY ELECTRO-MEDICAL APPARATUS - 0.1%
Fischer Imaging Corp.   3,600  22,050
TOTAL MEDICAL EQUIPMENT & SUPPLIES   5,427,779
MEDICAL FACILITIES MANAGEMENT - 11.6%
HEALTH PRACTITIONERS - 0.2%
FPA Medical Management, Inc. (a)  1,750  43,531
HOSPITALS - 5.4%
Columbia/HCA Healthcare Corp.   11,850  468,075
HEALTHSOUTH Rehabilitation Corp. (a)  7,200  314,100
Health Management Associates, Inc.
 Class A (a)  3,800  104,975
Quorum Health Group, Inc. (a)  2,300  66,413
Tenet Healthcare Corp. (a)  11,300  305,100
  1,258,663
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDICAL FACILITIES MANAGEMENT - CONTINUEED
HMOS & OUTPATIENT CARE - 4.3%
Oxford Health Plans, Inc. (a)  7,600 $ 413,250
PacifiCare Health Systems, Inc.
 Class B (a)  3,900  313,950
United HealthCare Corp.   5,800  282,750
  1,009,950
MEDICAL LABORATORIES - 0.1%
Cambridge Heart, Inc.   900  11,138
MEDICAL SERVICES - 0.8%
Lincare Holdings, Inc. (a)  3,300  124,781
Physician Reliance Network, Inc. (a)  7,400  60,125
  184,906
NURSING CARE & NURSING HOMES - 0.2%
ARV Assisted Living, Inc. (a)  800  7,900
Arbor Health Care Co. (a)  1,400  30,888
  38,788
NURSING, PERSONAL CARE FACILITY - 0.1%
Integrated Living communities, Inc. (a)  4,500  24,750
SKILLED NURSING CARE FACILITY - 0.2%
Beverly Enterprises, Inc.   3,500  50,750
SPECIALTY HOSPITAL EXCEPT PSYCHIATRIC - 0.3%
Vencor, Inc. (a)  2,600  79,625
TOTAL MEDICAL FACILITIES MANAGEMENT   2,702,101
TOTAL COMMON STOCKS
 (Cost $19,438,474)   21,286,937
CONVERTIBLE PREFERRED STOCKS - 0.4%
MEDICAL EQUIPMENT & SUPPLIES - 0.4%
MEDICAL TECHNOLOGY - 0.4%
U.S. Surgical Corp. $2.20 (c)
 (Cost $109,380)  2,600  102,050
CASH EQUIVALENTS - 8.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.55%, dated
 1/31/97 due 2/3/97  $ 31,014  31,000
 SHARES
Taxable Central Cash Fund (b)  1,881,808  1,881,808
TOTAL CASH EQUIVALENTS
 (Cost $1,912,808)   1,912,808
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $21,460,662)  $ 23,301,795
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.39%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $102,050 or 0.4% of net assets.
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $21,460,662. Net unrealized appreciation aggregated $1,841,133, of which $2,062,386 related to appreciated investment securities and $221,253 related to depreciated investment securities.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   88.1%
United Kingdom   4.1
Switzerland   2.5
Sweden   1.9
Others (individually less than 1%)   3.4
TOTAL  100.0%
ADVISOR HEALTH CARE FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES


 JANUARY 31, 1997 (UNAUDITED)


ASSETS


Investment in securities, at value (including repurchase agreements of $31,000) (cost $21,460,662) - See         $ 23,301,795

accompanying schedule


Cash                                                                                                                     12,388


Receivable for investments sold                                                                                          544,547


Receivable for fund shares sold                                                                                          316,096


Dividends receivable                                                                                                     9,521


Interest receivable                                                                                                      7,360


Prepaid expenses                                                                                                         34,673


Receivable from investment adviser for expense reductions                                                                12,683


 TOTAL ASSETS                                                                                                            24,239,063


LIABILITIES


Payable for investments purchased                                                                           $ 747,433


Payable for fund shares redeemed                                                                             3,163


Distribution fees payable                                                                                    7,498


Other payables and accrued expenses                                                                          26,843


 TOTAL LIABILITIES                                                                                                       784,937


NET ASSETS                                                                                                          $ 23,454,126


Net Assets consist of:


Paid in capital                                                                                                     $ 21,502,677


Accumulated net investment (loss)                                                                                        (32,821

                                                                                                                        )


Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions                      143,137


Net unrealized appreciation (depreciation) on investments                                                                1,841,133


NET ASSETS                                                                                                          $ 23,454,126


CALCULATION OF MAXIMUM                                                                                                   $11.70

 OFFERING PRICE

 CLASS A:

 NET ASSET VALUE and redemption

  price per share ($2,628,618 (divided by)

  224,639 shares)


 Maximum offering price per share                                                                                        $12.35

 (100/94.75 of $11.70)


 CLASS T:                                                                                                                $11.68

 NET ASSET VALUE and redemption

  price per share ($19,750,090 (divided by)

  1,690,385 shares)


 Maximum offering price per share                                                                                        $12.10

 (100/96.50 of $11.68)


 INSTITUTIONAL CLASS:                                                                                                    $11.71

 NET ASSET VALUE, offering price

  and redemption price per share

  ($1,075,418 (divided by) 91,821 shares)



STATEMENT OF OPERATIONS

 SEPTEMBER 3, 1996 (COMMENCEMENT OF OPERATIONS) TO
 JANUARY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                           $ 33,617
Dividends

Interest                                                                                     26,382

 TOTAL INCOME                                                                                59,999

EXPENSES

Management fee                                                                   $ 28,826

Transfer agent fees                                                               2,601
Class A

 Class T                                                                          11,032

 Institutional Class                                                              854

Distribution fees                                                                 1,666
Class A

 Class T                                                                          18,686

Accounting fees and expenses                                                      25,000

Non-interested trustees' compensation                                             16

Custodian fees and expenses                                                       16,173

Registration fees                                                                 12,598
Class A

 Class T                                                                          10,791

 Institutional Class                                                              10,880

Audit                                                                             7,567

Legal                                                                             639

 Total expenses before reductions                                                 147,329

 Expense reductions                                                               (54,509    92,820
                                                                                 )

NET INVESTMENT INCOME (LOSS)                                                                 (32,821
                                                                                            )

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                            143,133

 Foreign currency transactions                                                    4          143,137

Change in net unrealized appreciation (depreciation) on investment securities                1,841,133

NET GAIN (LOSS)                                                                              1,984,270

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ 1,951,449


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SEPTEMBER 3, 1996
                                    (COMMENCEMENT
                                    OF
                                    OPERATIONS) TO
                                    JANUARY 31, 1997
                                    (UNAUDITED)


Operations                                                               $ (32,821)
Net investment income (loss)

 Net realized gain (loss)                                                 143,137

 Change in net unrealized appreciation (depreciation)                     1,841,133

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          1,951,449

Share transactions - net increase (decrease)                              21,502,677

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                 23,454,126

NET ASSETS

 Beginning of period                                                      -

 End of period (including accumulated net investment loss of $32,821)    $ 23,454,126



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
      SEPTEMBER 3, 1996
      (COMMENCEMENT OF
      OPERATIONS) TO
      JANUARY 31, 1997

      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                           $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income (loss)                                                                                         (.02)

 Net realized and unrealized gain (loss)                                                                            1.72

 Total from investment operations                                                                                    1.70

Redemption fees added to paid in capital                                                                             -

Net asset value, end of period                                                                                   $ 11.70

TOTAL RETURN B, C                                                                                                   17.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                               $ 2,629

Ratio of expenses to average net assets                                                                             1.75% A
                                                                                                                    , E

Ratio of expenses to average net assets after expense reductions                                                    1.74% A
                                                                                                                    , F

Ratio of net investment income (loss) to average net assets                                                           (.50)%
                                                                                                                         A

Portfolio turnover                                                                                                 52% A

Average commission rate G                                                                                            $ .0333

ANNUALIZED
THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS
OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5
OF NOTES TO
FINANCIAL STATEMENTS).
A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES
MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
      SEPTEMBER 3, 1996
      (COMMENCEMENT  OF
      OPERATIONS) TO
      JANUARY 31, 1997

      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                              $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income (loss)                                                                                       (.03)

 Net realized and unrealized gain (loss)                                                                              1.71

 Total from investment operations                                                                                        1.68

Redemption fees added to paid in capital                                                                              -

Net asset value, end of period                                                                                      $ 11.68

TOTAL RETURN B, C                                                                                                      16.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                              $ 19,750

Ratio of expenses to average net assets                                                                                   2.00% A
                                                                                                                        , E

Ratio of expenses to average net assets after expense reductions                                                          1.99% A
                                                                                                                     , F

Ratio of net investment income (loss) to average net assets                                                         (.75)%
                                                                                                                       A

Portfolio turnover                                                                                                   52% A

Average commission rate G                                                                                               $ .0333

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING
THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F FMR OR THE FUND HAS
ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR
REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G A
FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SEPTEMBER 3, 1996
      (COMMENCEMENT  OF
      OPERATIONS) TO
      JANUARY 31, 1997

      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                            $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income (loss)                                                                                           (.01)

 Net realized and unrealized gain (loss)                                                                                1.72

 Total from investment operations                                                                                    1.71

Redemption fees added to paid in capital                                                                                  -

Net asset value, end of period                                                                                      $ 11.71

TOTAL RETURN B, C                                                                                                     17.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                              $ 1,075

Ratio of expenses to average net assets                                                                               1.50% A
                                                                                                                        , E

Ratio of expenses to average net assets after expense reductions                                                         1.49% A
                                                                                                                        , F

Ratio of net investment income (loss) to average net assets                                                            (.25)%
                                                                                                                        A

Portfolio turnover                                                                                                       52% A

Average commission rate G                                                                                          $ .0333

ANNUALIZED H THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). I TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. J NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD. K FMR AGREED TO REIMBURSE A PORTION
OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). L FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5
OF NOTES TO FINANCIAL STATEMENTS). M A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION
RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Health Care Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, redemption fees, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
On November 14, 1996, the Board of Trustees approved the creation of an additional class of shares, Class B shares. Offering of the new class commences on March 3, 1997. Class B shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a contingent deferred sales charge levied on Class B share redemptions. This charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $22,163,795 and $2,759,074, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and .50% of the average net assets of the Class A and Class T shares, respectively. For the period, the fund paid FDC $1,666 and $18,686 under the Class A and Class T Plans, all of which was paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% for selling Class A and Class T shares of the fund, respectively.
For the period, FDC received sales charges of $115,548 and $183,107 on sales of Class A and Class T shares of the fund, of which $90,163 and $149,533 were paid to securities dealers, banks, and other financial institutions.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A, Class T and Institutional Class shares. Prior to January 1, 1997, State Street Bank and Trust Company acted in that capacity for the fund's Class T shares, and delegated certain of these services to FIIOC for which FIIOC received its allocable share of all such fees. FIIOC receives account fees and asset-based fees that vary according to account size and type of account
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annualized rates of .39%, .29%, and .22% of the average net assets of Class A, Class T, and Institutional Class, respectively.
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,690 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above annual rates of 1.75%, 2.00%, and 1.50% of average net assets for Class A, Class T, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $16,914, $23,956, and $13,177 for Class A, Class T, and Institutional Class, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $462 under this arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                           SHARES          DOLLARS

                           PERIOD ENDED    PERIOD ENDED
                           JANUARY 31,     JANUARY 31,

                           1997 A          1997 A



CLASS A                                    $ 2,686,723
Shares sold                 252,318

Shares redeemed             (27,679)        (302,881)

Redemption fees             -               5

Net increase (decrease)     224,639        $ 2,383,847

CLASS T                     1,759,958      $ 18,947,456
Shares sold

Shares redeemed             (69,573)        (755,385)

Redemption fees             -               37

Net increase (decrease)     1,690,385      $ 18,192,108

INSTITUTIONAL CLASS         91,821         $ 926,720
Shares sold

Shares redeemed             -               -

Redemption fees             -               2

Net increase (decrease)     91,821         $ 926,722

A SHARE TRANSACTIONS FOR EACH CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1997.
ADVISOR TECHNOLOGY FUND - CLASS A
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                 LIFE OF
JANUARY 31, 1997             FUND

TECHNOLOGY - CLASS A         38.88%

TECHNOLOGY - CLASS A         31.59%
(INCL. 5.25% SALES CHARGE)

S&P 500                      21.57%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class A's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and return
of
a fund that invests in a sector will vary. That
means if you sell your shares during a sector
downturn, you might lose money. But if you
can identify a sector that is about to
experience rapid growth you may have the
potential for above-average gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970212 162408 S00000000000001
             FA Technology -CL A         SP Standard & Poor 500
             00187                       SP001
  1996/09/03       9475.00                    10000.00
  1996/09/30      10536.20                    10561.42
  1996/10/31      10640.43                    10852.70
  1996/11/30      12071.15                    11673.05
  1996/12/31      11833.43                    11441.81
  1997/01/31      13158.85                    12156.70
IMATRL PRASUN   SHR__CHT 19970131 19970212 162410 R00000000000008

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Class A on September 3, 1996, when the fund started, and the current maximum 5.25% sales charge was paid. As the chart shows, by January 31, 1997, the value of the investment would have grown to $13,159 - a 31.59% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,157 - a 21.57% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1997
                                   % OF FUND'S
                                   INVESTMENTS

Intel Corp.                        4.9

Electronic Arts, Inc.              3.7

Applied Materials, Inc.            3.4

Cisco Systems, Inc.                3.4

Texas Instruments, Inc.            3.0

Teradyne, Inc.                     2.7

Motorola, Inc.                     2.5

ASM Lithography Holding NV         2.4

Ascend Communications, Inc.        2.2

Maxim Intergrated Products, Inc.   1.7

TOP INDUSTRIES AS OF JANUARY 31, 1997
Semiconductors 30.5%
Prepackaged
Computer Software 7.9%
Semiconductor
Capital Equipment
7.9%
Telephone Equipment 5.9%
Datacommunications
Equipment 3.6%
All Others 44.2%*
Row: 1, Col: 1, Value: 44.2
Row: 1, Col: 2, Value: 3.6
Row: 1, Col: 3, Value: 5.9
Row: 1, Col: 4, Value: 7.9
Row: 1, Col: 5, Value: 7.9
Row: 1, Col: 6, Value: 30.5
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR TECHNOLOGY FUND - CLASS T
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                 LIFE OF
JANUARY 31, 1997             FUND

TECHNOLOGY - CLASS T         38.58%

TECHNOLOGY - CLASS T         33.73%
(INCL. 3.50% SALES CHARGE)

S&P 500                      21.57%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class T's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and return
of
a fund that invests in a sector will vary. That
means if you sell your shares during a sector
downturn, you might lose money. But if you
can identify a sector that is about to
experience rapid growth you may have the
potential for above-average gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970218 165423 S00000000000001
             FA Technology -CL T         SP Standard & Poor 500
             00192                       SP001
  1996/09/03       9650.00                    10000.00
  1996/09/30      10721.15                    10561.42
  1996/10/31      10817.65                    10852.70
  1996/11/30      12274.80                    11673.05
  1996/12/31      12022.98                    11441.81
  1997/01/31      13372.89                    12156.70
IMATRL PRASUN   SHR__CHT 19970131 19970218 165424 R00000000000008

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Class T on September 3, 1996, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by January 31, 1997, the value of the investment would have grown to $13,373 - a 33.73% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,157 - a 21.57% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1997
                                   % OF FUND'S
                                   INVESTMENTS

Intel Corp.                        4.9

Electronic Arts, Inc.              3.7

Applied Materials, Inc.            3.4

Cisco Systems, Inc.                3.4

Texas Instruments, Inc.            3.0

Teradyne, Inc.                     2.7

Motorola, Inc.                     2.5

ASM Lithography Holding NV         2.4

Ascend Communications, Inc.        2.2

Maxim Intergrated Products, Inc.   1.7

TOP INDUSTRIES AS OF JANUARY 31, 1997
Semiconductors 30.5%
Prepackaged
Computer Software 7.9%
Semiconductor
Capital Equipment
7.9%
Telephone Equipment 5.9%
Datacommunications
Equipment 3.6%
All Others 44.2%*
Row: 1, Col: 1, Value: 44.2
Row: 1, Col: 2, Value: 3.6
Row: 1, Col: 3, Value: 5.9
Row: 1, Col: 4, Value: 7.9
Row: 1, Col: 5, Value: 7.9
Row: 1, Col: 6, Value: 30.5
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR TECHNOLOGY FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Adam Hetnarski, Portfolio Manager of Fidelity Advisor Technology Fund
Q. ADAM, HOW DID THE FUND PERFORM?
A. The fund has performed well. Since inception on September 3, 1996, through January 31, 1997, the Fidelity Advisor Technology Fund's Class A shares had a return of 38.88% and Class T shares had a return of 38.58%. During the same period, the return of the Standard & Poor's 500 Index was 21.57%.
Q. WHAT WERE THE REASONS BEHIND THIS PERFORMANCE?
A. The fund's strong performance was due to investments made in particular stock groups. During this time period, the fund was overweighted in semiconductor, semiconductor capital equipment, prepackaged computer software, communications equipment and networking companies. Companies in these groups provided the strongest growth in the market. For example, Intel, the computer industry's leading manufacturer of semiconductors, produced strong earnings growth and boosted the fund's performance during the period.
Q. HOW WOULD YOU DESCRIBE THE INVESTING ENVIRONMENT DURING THIS TIME
PERIOD?
A. Technology remains a positive growth sector of the economy, representing 12% of the S&P 500 and a similar proportion of the Gross Domestic Product. Further, technology is an increasing component of overall capital spending in the U.S. and abroad. Governments, companies and consumers continue to spend more to upgrade existing systems or purchase new ones. The technology sector as a whole was very strong during the period, and the individual holdings I chose based on their strong fundamentals played a crucial role in the fund's superior performance.
Q. WHAT TRENDS AFFECTED THE FUND DURING THIS TIME PERIOD?
A. Two groups contributing significantly to performance were semiconductor capital equipment and data communications equipment companies, both beneficiaries of positive industry trends. Semiconductor capital equipment companies that benefit from increasing semiconductor unit sales were helped by the increased demand created by lower chip prices. Additionally, increasing worldwide penetration, an upgrade cycle, and the "need for speed" helped drive the demand for networking technology.
Q. WERE THERE ANY PARTICULAR STOCKS THAT STOOD OUT?
A. There were several standouts among the fund's holdings. The lack of seasonal price cuts by Intel dramatically improved margins and earnings in its December quarter. Intel was an important position in the fund because it was a reasonably priced stock with strong earnings growth, as seen by its attractive price-to-earnings ratio. Applied Materials, a leading-edge semiconductor capital equipment company, stood out because it was considerably undervalued. Ascend Communications, a networking firm, benefited from the growth of the Internet. Lattice Semiconductor Corp. and the Altera Corp., both semiconductor companies, were favored because customer inventories were bottoming and the market opportunity expanded.
Q. HOW WOULD YOU CHARACTERIZE YOUR INVESTMENT STYLE OR PHILOSOPHY?
A. My goal is to seek out stocks that will enable the fund to perform well regardless of the investing environment. Rather than follow a particular style, I believe it's important to look at a wide range of companies to determine the best opportunities. I am a stock picker who will buy stocks that present a good value, show good business momentum over an extended time period, or whose earnings I expect could dramatically exceed Wall Street's expectations.
Q. WHAT IS YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. While the technology sector offers the potential for great rewards over the long-term, past history shows it can be very volatile. Technology companies remain the focal point of a world economy rapidly adjusting to technological change and are big beneficiaries of government, corporate and consumer spending. The industry is also heading into major new product cycles. If an environment that is conducive to low interest rates and tepid inflation exists, the sector should prosper.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of January 31, 1997, more than
$6 million
MANAGER: Paul Antico, since January 1997;
joined Fidelity in 1991
(checkmark)
ADVISOR TECHNOLOGY FUND
INVESTMENTS JANUARY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 84.2%
 SHARES VALUE (NOTE 1)
AIR TRANSPORTATION - 0.9%
AIR TRANSPORT, MAJOR NATIONAL - 0.7%
AMR Corp.   1,500 $ 120,733
America West Holding Corp. Class B  5,600  83,300
  204,033
AIR TRANSPORTATION, REGIONAL - 0.2%
Comair Holdings, Inc.   3,000  61,125
TOTAL AIR TRANSPORTATION   265,158
BANKS - 0.5%
NATIONAL COMMERCIAL BANKS - 0.5%
Advanta Corp.   1,000  46,750
Capital One Financial Corp.   3,100  124,000
  170,750
COMMUNICATIONS EQUIPMENT - 9.5%
DATACOMMUNICATIONS EQUIPMENT - 3.6%
Aspect Telecommunications Corp. (a)  1,400  43,400
Cisco Systems, Inc. (a)  15,000  1,046,250
Dynatech Corp. (a)  600  21,600
Jabil Circuit, Inc. (a)  500  23,625
  1,134,875
TELEPHONE EQUIPMENT - 5.9%
Ascend Communications, Inc. (a)  9,700  675,363
DSC Communications Corp. (a)  8,000  180,000
Ericsson (L.M.) Telephone Co.
 Class B ADR  4,000  134,688
Larscom, Inc. Class A (a)  1,800  21,600
Lucent Technologies, Inc.   500  27,125
Nokia Corp. AB sponsored ADR  6,600  441,375
Pairgain Technologies, Inc. (a)  8,900  364,344
  1,844,495
TOTAL COMMUNICATIONS EQUIPMENT   2,979,370
COMPUTER SERVICES & SOFTWARE - 13.5%
COMPUTER FACILITIES MANAGEMENT - 0.1%
Alternative Resources Corp. (a)  2,000  29,250
COMPUTER SERVICES - 3.6%
America Online, Inc. (a)  1,600  59,000
Advant Corp. (a)  3,500  112,656
Clarify, Inc. (a)  8,300  298,800
Diamond Multimedia Systems, Inc.   1,400  21,175
HBO & Co.   1,100  68,888
Midway Games, Inc. (a)  12,200  240,950
Viasoft, Inc. (a)  6,000  310,500
  1,111,969
CUSTOM COMPUTER PROGRAMMING SERVICES - 1.7%
Intersolv, Inc. (a)  2,200  22,000
Keane, Inc. (a)  6,300  196,088
Softdesk, Inc. (a)  20,580  290,693
Walsh International, Inc.   800  6,500
  515,281
CAD/CAM/CAE - 0.2%
Forte Software, Inc. (a)  1,100  40,288
New Dimension Software Ltd.   1,800  20,250
  60,538
PREPACKAGED COMPUTER SOFTWARE - 7.9%
Activision, Inc.   13,000  188,500
Aware, Inc.   4,500  49,500
Broderbund Software, Inc.   3,100  95,713

 SHARES VALUE (NOTE 1)
Baan Co. NV (a)  2,000 $ 90,750
Cadence Design Systems, Inc. (a)  600  22,950
Eagle Point Software Corp.   15,000  56,250
Electronic Arts, Inc. (a)  36,500  1,163,438
Lycos, Inc.   500  8,438
Microsoft Corp. (a)  1,000  102,000
Peerless Systems Corp.   2,400  48,000
Scopus Technology, Inc. (a)  5,500  276,375
Spectrum Holobyte, Inc. (a)  17,100  162,450
Symantec Corp. (a)  6,100  97,600
Template Software, Inc.   1,000  14,500
Vantive Corp. (a)  1,300  39,975
Yahoo, Inc.   1,800  60,975
  2,477,414
TOTAL COMPUTER SERVICES & SOFTWARE   4,194,452
COMPUTERS & OFFICE EQUIPMENT - 5.2%
COMPUTER PERIPHERALS - 3.3%
Applied Magnetics Corp. (a)  1,300  71,825
Creative Technology Corp. Ltd. (a)  5,200  73,775
EMC Corp. (a)  12,300  465,863
Fore Systems, Inc.   1,000  29,125
Madge NV  8,000  120,000
SCI Systems, Inc.   3,000  174,750
Sigma Designs, Inc. (a)  10,300  104,288
  1,039,626
COMPUTER STORAGE DEVICES - 1.4%
Quantum Corp. (a)  1,000  38,000
Read Rite Corp. (a)  9,000  297,000
Seagate Technology (a)  2,000  103,000
  438,000
MINI & MICRO COMPUTERS - 0.3%
Compaq Computer Corp.   1,000  86,875
OFFICE AUTOMATION - 0.2%
Telxon Corp.   4,500  70,875
TOTAL COMPUTERS & OFFICE EQUIPMENT   1,635,376
CONSUMER DURABLES - 0.7%
MANUFACTURING INDUSTRIES - 0.3%
Wireless Telecom Group, Inc.   7,200  85,500
PRESSED & BLOWN GLASS - 0.4%
Dupont Photomasks, Inc. (a)  2,700  147,150
TOTAL CONSUMER DURABLES   232,650
CREDIT & OTHER FINANCE - 0.4%
MORTGAGE BANKERS - 0.4%
Imperial Credit Industries  5,500  120,313
DRUGS & PHARMACEUTICALS - 2.4%
BIOTECHNOLOGY - 0.3%
Sepracor, Inc. (a)  4,000  106,000
COMMERCIAL LABORATORY RESEARCH - 0.5%
Integrated Process Equipment Corp.   5,500  147,125
DRUGS - 1.6%
Merck & Co., Inc.   1,500  136,125
Pfizer, Inc.   2,500  232,188
Schering-Plough Corp.   600  45,375
Warner-Lambert Co.   1,000  80,500
  494,188
TOTAL DRUGS & PHARMACEUTICALS   747,313
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ELECTRICAL EQUIPMENT - 0.2%
TV & RADIO COMMUNICATION EQUIPMENT - 0.2%
Scientific-Atlanta, Inc.   800 $ 15,200
Spectrain Corp.   2,800  33,950
  49,150
ELECTRONIC INSTRUMENTS - 11.4%
ELECTRONIC EQUIPMENT - 3.5%
Advantest Corp. (a)  3,800  203,722
Credence Systems Corp. (a)  2,000  45,000
Teradyne, Inc. (a)  27,200  839,800
  1,088,522
SEMICONDUCTOR CAPITAL EQUIPMENT - 7.9%
Applied Materials, Inc. (a)  21,700  1,071,438
KLA Instruments Corp. (a)  5,000  213,125
Kulicke & Soffa Industries, Inc. (a)  13,000  357,500
Lam Research Corp.   6,500  262,438
Novellus System, Inc. (a)  4,100  324,925
Silicon Valley Group, Inc.   8,500  228,438
  2,457,864
TOTAL ELECTRONIC INSTRUMENTS   3,546,386
ELECTRONICS - 32.3%
ELECTRONIC PARTS - WHOLESALE - 0.5%
Brightpoint, Inc. (a)  5,300  150,388
ELECTRONICS & ELECTRIC COMPONENTS - 0.5%
Photronics, Inc.   4,600  174,800
PRINTED CIRCUIT BOARDS - 0.8%
Elexsys International, Inc.   8,500  209,313
Flextronics International (a)  2,000  51,000
  260,313
SEMICONDUCTORS - 30.5%
Actel Corp. (a)  8,000  164,000
Alliance Semiconductor Corp. (a)  12,300  93,019
Altera Corp.   9,500  410,875
Analog Devices, Inc. (a)  11,066  319,531
Atmel Corp. (a)  3,300  153,038
CFM Technologies, Inc. (a)  6,300  223,650
Cypress Semiconductor Corp. (a)  5,500  70,125
Dallas Semiconductor Corp.   8,500  224,188
Etec Systems, Inc. (a)  5,400  240,300
Integrated Silicon Solution (a)  12,200  119,713
Intel Corp.   9,350  1,517,038
Intel Corp. (warrants) (a)  1,984  242,296
LSI Logic Corp.   7,200  250,200
Lattice Semiconductor Corp. (a)  9,400  487,625
Linear Technology Corp.   8,100  394,875
Maxim Integrated Products, Inc. (a)  9,600  540,000
Micrel, Inc. (a)  6,700  255,438
Micro Linear Corp.   14,700  189,263
Microchip Technology, Inc. (a)  3,200  122,000
Micron Technology, Inc.   13,000  451,750
Motorola, Inc.   11,600  791,700
Quality Semiconductor, Inc. (a)  2,000  15,500
Tencor Instruments (a)  12,300  501,225
Texas Instruments, Inc.   12,000  940,500
Tokyo Electron Ltd.   4,000  143,951
Uniphase Corp.   5,500  239,938
Unitrode Corp.   3,000  110,250
Unitrode Corp. (warrants) (a)  7,500  70,781

 SHARES VALUE (NOTE 1)
Xilinx, Inc.   500 $ 22,750
Zilog, Inc. (a)  7,500  190,313
  9,495,832
TOTAL ELECTRONICS   10,081,333
ENERGY SERVICES - 1.2%
DRILLING - 1.1%
Cliffs Drilling Co. (a)  3,700  252,525
Falcon Drilling, Inc. (a)  2,700  101,588
  354,113
OIL & GAS SERVICES - 0.1%
Western Atlas, Inc. (a)  500  33,938
TOTAL ENERGY SERVICES   388,051
ENGINEERING - 0.2%
ARCHITECTS & ENGINEERS - 0.2%
EG & G, Inc.   2,700  57,375
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
SPECIAL INDUSTRY MACHINERY - 0.5%
PRI Automation, Inc. (a)  2,400  144,300
LODGING & GAMING - 0.4%
RACING & GAMING - 0.4%
WMS Industries, Inc. (a)  4,600  109,250
MEDICAL EQUIPMENT & SUPPLIES - 0.6%
MEDICAL, DENTAL, HOSPITAL EQUIPMENT - WHOLESALE - 0.3%
ESC Medical Systems Ltd.   2,500  81,250
MEDICAL SUPPLIES & APPLIANCES - 0.3%
Interpore International  600  3,675
Johnson & Johnson  1,500  86,438
  90,113
TOTAL MEDICAL EQUIPMENT & SUPPLIES   171,363
PRINTING - 2.4%
COMMERCIAL PRINTING, LITHOGRAPHIC - 2.4%
ASM Lithography Holding NV (a)  10,400  760,500
RETAIL & WHOLESALE, MISCELLANEOUS - 0.7%
MAIL ORDER - 0.0%
Coldwater Creek, Inc.   500  9,063
MUSIC, TV, & ELECT STORES - 0.6%
Circuit City Stores, Inc.   4,900  172,113
RETAIL, GENERAL - 0.1%
PETsMART, Inc.   2,000  45,500
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS   226,676
SERVICES - 0.2%
BUSINESS SERVICES - 0.2%
Medaphis Corp. (a)  3,700  49,488
TELEPHONE SERVICES - 1.0%
LCI International, Inc. (a)  2,000  45,000
Tel-Save Holdings, Inc. (a)  4,000  51,125
Teleport Communications Group, Inc.
 Class A (a)  100  3,113
WorldCom, Inc. (a)  9,000  226,125
   325,363
TOTAL COMMON STOCKS
 (Cost $23,537,729)   26,254,617
CASH EQUIVALENTS - 15.8%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)
 (Cost $4,923,766)  4,923,766 $ 4,923,766
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $28,461,495)  $ 31,178,383
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.39%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $28,461,495. Net unrealized appreciation aggregated $2,716,888, of which $3,173,482 related to appreciated investment securities and $456,594 related to depreciated investment securities. ADVISOR TECHNOLOGY FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value                                                 $ 31,178,383
(cost $28,461,495) - See accompanying schedule

Receivable for investments sold                                                     1,313,499

Receivable for fund shares sold                                                     1,178,220

Dividends receivable                                                                1,716

Interest receivable                                                                 8,971

Redemption fees receivable                                                          45

Prepaid expenses                                                                    34,673

Receivable from investment adviser for expense reductions                           4,110

 TOTAL ASSETS                                                                       33,719,617

LIABILITIES

Payable for investments purchased                                    $ 3,503,396

Payable for fund shares redeemed                                      30,922

Distribution fees payable                                             8,598

Other payables and accrued expenses                                   20,633

 TOTAL LIABILITIES                                                                  3,563,549

NET ASSETS                                                                         $ 30,156,068

Net Assets consist of:

Paid in capital                                                                    $ 26,431,751

Accumulated net investment (loss)                                                   (71,292
                                                                                   )

Accumulated undistributed net realized gain (loss) on investments                   1,078,721

Net unrealized appreciation (depreciation) on investments                           2,716,888

NET ASSETS                                                                         $ 30,156,068

CALCULATION OF MAXIMUM                                                              $13.80
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE and redemption
  price per share ($3,943,570 (divided by)
  285,681 shares)

 Maximum offering price per share                                                   $14.56
 (100/94.75 of $13.80)

 CLASS T:                                                                           $13.77
 NET ASSET VALUE and redemption
  price per share ($24,808,120 (divided by)
  1,801,754 shares)

 Maximum offering price per share                                                   $14.27
 (100/96.50 of $13.77)

 INSTITUTIONAL CLASS:                                                               $13.79
 NET ASSET VALUE, offering price
  and redemption price per share
  ($1,404,378 (divided by) 101,806 shares)


STATEMENT OF OPERATIONS

 SEPTEMBER 3, 1996 (COMMENCEMENT OF OPERATIONS) TO
  JANUARY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                           $ 5,576
Dividends

Interest                                                                                     22,389

 TOTAL INCOME                                                                                27,965

EXPENSES

Management fee                                                                   $ 31,247

Transfer agent fees                                                               2,660
Class A

 Class T                                                                          11,739

 Institutional Class                                                              917

Distribution fees                                                                 1,910
Class A

 Class T                                                                          19,844

Accounting fees and expenses                                                      25,000

Non-interested trustees' compensation                                             11

Custodian fees and expenses                                                       6,685

Registration fees                                                                 12,597
Class A

 Class T                                                                          10,758

 Institutional Class                                                              10,881

Audit                                                                             7,576

Legal                                                                             639

 Total expenses before reductions                                                 142,464

 Expense reductions                                                               (43,207    99,257
                                                                                 )

NET INVESTMENT INCOME (LOSS)                                                                 (71,292
                                                                                            )

REALIZED AND UNREALIZED GAIN (LOSS)                                                          1,198,382
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on investment securities                2,716,888

NET GAIN (LOSS)                                                                              3,915,270

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ 3,843,978


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SEPTEMBER 3, 1996
                                    (COMMENCEMENT
                                    OF
                                    OPERATIONS) TO
                                    JANUARY 31, 1997
                                    (UNAUDITED)


Operations                                                               $ (71,292)
Net investment income (loss)

 Net realized gain (loss)                                                 1,198,382

 Change in net unrealized appreciation (depreciation)                     2,716,888

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          3,843,978

Distributions to shareholders                                             (16,635)
From net realized gain
 Class A

  Class T                                                                 (94,078)

  Institutional Class                                                     (8,948)

 TOTAL DISTRIBUTIONS                                                      (119,661)

Share transactions - net increase (decrease)                              26,431,751

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                 30,156,068

NET ASSETS

 Beginning of period                                                      -

 End of period (including accumulated net investment loss of $71,292)    $ 30,156,068



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997
      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                             $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income (loss)                                                                                      (.06)

 Net realized and unrealized gain (loss)                                                                                3.94

 Total from investment operations                                                                                      3.88

Less Distributions

 From net realized gain                                                                                                  (.08)

Redemption fees added to paid in capital                                                                                -

Net asset value, end of period                                                                                         $ 13.80

TOTAL RETURN B, C                                                                                                       38.88%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                                $ 3,944

Ratio of expenses to average net assets                                                                         1.75% A
                                                                                                                        , E

Ratio of expenses to average net assets after expense reductions                                                   1.71% A
                                                                                                                     , F

Ratio of net investment income (loss) to average net assets                                                           (1.18)%
                                                                                                                    A

Portfolio turnover                                                                                                       417% A

Average commission rate G                                                                                              $ .0403

ANNUALIZED
THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS
OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997
      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                          $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income (loss)                                                                                       (.07)

 Net realized and unrealized gain (loss)                                                                          3.92

 Total from investment operations                                                                                        3.85

Less Distributions

 From net realized gain                                                                                             (.08)

Redemption fees added to paid in capital                                                                                -

Net asset value, end of period                                                                                      $ 13.77

TOTAL RETURN B, C                                                                                                38.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                            $ 24,808

Ratio of expenses to average net assets                                                                                2.00% A
                                                                                                                   , E

Ratio of expenses to average net assets after expense reductions                                                         1.97% A
                                                                                                                  , F

Ratio of net investment income (loss) to average net assets                                                             (1.44)%
                                                                                                                        A

Portfolio turnover                                                                                                 417% A

Average commission rate G                                                                                             $ .0403

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES
TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING
THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F FMR OR THE
FUND HAS
ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR
REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G A
FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997
      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                            $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income (loss)                                                                                         (.05)

 Net realized and unrealized gain (loss)                                                                                 3.93

 Total from investment operations                                                                                        3.88

Less Distributions

 From net realized gain                                                                                                 (.09)

Redemption fees added to paid in capital                                                                                  -

Net asset value, end of period                                                                                      $ 13.79

TOTAL RETURN B, C                                                                                                       38.89%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                            $ 1,404

Ratio of expenses to average net assets                                                                              1.50% A
                                                                                                                        , E

Ratio of expenses to average net assets after expense reductions                                                    1.44% A
                                                                                                                        , F

Ratio of net investment income (loss) to average net assets                                                              (.91)%
                                                                                                                        A

Portfolio turnover                                                                                                 417% A

Average commission rate G                                                                                                $ .0403

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES
TO FINANCIAL
STATEMENTS). C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED
BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO
REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT
THIS REIMBURSEMENT, THE
CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID
OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES
MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Technology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, redemption fees, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
On November 14, 1996, the Board of Trustees approved the creation of an additional class of shares, Class B shares. Offering of the new class commences on March 3, 1997. Class B shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a contingent deferred sales charge levied on Class B share redemptions. This charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $47,337,876 and $24,998,529, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and .50% of the average net assets of the Class A and Class T shares, respectively. For the period, the fund paid FDC $1,910 and $19,844 under the Class A and Class T Plans, all of which was paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% for selling Class A and Class T shares of the fund, respectively.
For the period, FDC received sales charges of $95,824 and $200,195 on sales of Class A and Class T shares of the fund, of which $76,260 and $156,158 were paid to securities dealers, banks, and other financial institutions. TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A, Class T and Institutional Class shares. Prior to January 1, 1997, State Street Bank and Trust Company acted in that capacity for the fund's Class T shares, and delegated certain of these services to FIIOC for which FIIOC received its allocable share of all such fees. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
agent fees were equivalent to annualized rates of .34%, .29%, and .20% of the average net assets of Class A, Class T, and Institutional Class, respectively.
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $4,024 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above annual rates of 1.75%, 2.00%, and 1.50% of average net assets for Class A, Class T, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $14,087, $15,817, and $11,622 for Class A, Class T, and Institutional Class, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,681 under this arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                                 SHARES          DOLLARS

                                 PERIOD ENDED    PERIOD ENDED
                                 JANUARY 31,     JANUARY 31,

                                 1997 A          1997 A



CLASS A                           289,072        $ 3,446,771
Shares sold

Reinvestment of distributions     1,188           14,911

Shares redeemed                   (4,579)         (61,306)

Redemption fees                   -               90

Net increase (decrease)           285,681        $ 3,400,466

CLASS T                           1,874,390      $ 22,879,442
Shares sold

Reinvestment of distributions     7,154           89,642

Shares redeemed                   (79,791)        (991,167)

Redemption fees                   -               549

Net increase (decrease)           1,801,754      $ 21,978,466

INSTITUTIONAL CLASS               101,306        $ 1,046,775
Shares sold

Reinvestment of distributions     714             8,948

Shares redeemed                   (214)           (2,943)

Redemption fees                   -               39

Net increase (decrease)           101,806        $ 1,052,819

A SHARE TRANSACTIONS FOR EACH CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1997.
ADVISOR UTILITIES GROWTH FUND - CLASS A
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                 LIFE OF
JANUARY 31, 1997             FUND

UTILITIES GROWTH - CLASS A   18.28%

UTILITIES GROWTH - CLASS A   12.07%
(INCL. 5.25% SALES CHARGE)

S&P 500                      21.57%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class A's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and return
of
a fund that invests in a sector will vary. That
means if you sell your shares during a sector
downturn, you might lose money. But if you
can identify a sector that is about to
experience rapid growth you may have the
potential for above-average gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970218 165609 S00000000000001
             FA Utilities Growth -CL A   SP Standard & Poor 500
             00186                       SP001
  1996/09/03       9475.00                    10000.00
  1996/09/30       9617.13                    10561.42
  1996/10/31      10204.58                    10852.70
  1996/11/30      10754.13                    11673.05
  1996/12/31      10900.22                    11441.81
  1997/01/31      11207.27                    12156.70
IMATRL PRASUN   SHR__CHT 19970131 19970218 165611 R00000000000008

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Utilities Growth - Class A on September 3, 1996, when the fund started, and the current maximum 5.25% sales charge was paid. As the chart shows, by January 31, 1997, the value of the investment would have grown to $11,207 - a 12.07% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,157 - a 21.57% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1997
                                % OF FUND'S
                                INVESTMENTS

WorldCom, Inc.                  7.8

MCI Communications Corp.        5.6

Sprint Corp.                    4.3

Pacific Telesis Group           4.2

BellSouth Corp.                 4.1

GTE Corp.                       4.0

SBC Communications, Inc.        3.9

Ameritech Corp.                 3.7

AirTouch Communications, Inc.   3.5

Sonat, Inc.                     3.4

TOP INDUSTRIES AS OF JANUARY 31, 1997
Telephone Services 51.6%
Gas Transmission
& Distribution 9.0%
Gas Transmission 7.6%
Gas Distribution 7.4%
Electric Power 5.4%
All Others 19.0%*
Row: 1, Col: 1, Value: 19.0
Row: 1, Col: 2, Value: 5.4
Row: 1, Col: 3, Value: 7.4
Row: 1, Col: 4, Value: 7.6
Row: 1, Col: 5, Value: 9.0
Row: 1, Col: 6, Value: 51.6
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR UTILITIES GROWTH FUND - CLASS T
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                 LIFE OF
JANUARY 31, 1997             FUND

UTILITIES GROWTH - CLASS T   18.18%

UTILITIES GROWTH - CLASS T   14.05%
(INCL. 3.50% SALES CHARGE)

S&P 500                      21.57%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class T's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and return
of
a fund that invests in a sector will vary. That
means if you sell your shares during a sector
downturn, you might lose money. But if you
can identify a sector that is about to
experience rapid growth you may have the
potential for above-average gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970213 153607 S00000000000001
             FA Utilities Growth -CL T   SP Standard & Poor 500
             00196                       SP001
  1996/09/03       9650.00                    10000.00
  1996/09/30       9794.75                    10561.42
  1996/10/31      10393.05                    10852.70
  1996/11/30      10943.10                    11673.05
  1996/12/31      11101.67                    11441.81
  1997/01/31      11404.62                    12156.70
IMATRL PRASUN   SHR__CHT 19970131 19970213 153609 R00000000000008

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Utilities Growth - Class T on September 3, 1996, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by January 31, 1997, the value of the investment would have grown to $11,405 - a 14.05% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,157 - a 21.57% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1997
                                % OF FUND'S
                                INVESTMENTS

WorldCom, Inc.                  7.8

MCI Communications Corp.        5.6

Sprint Corp.                    4.3

Pacific Telesis Group           4.2

BellSouth Corp.                 4.1

GTE Corp.                       4.0

SBC Communications, Inc.        3.9

Ameritech Corp.                 3.7

AirTouch Communications, Inc.   3.5

Sonat, Inc.                     3.4

TOP INDUSTRIES AS OF JANUARY 31, 1997
Telephone Services 51.6%
Gas Transmission
& Distribution 9.0%
Gas Transmission 7.6%
Gas Distribution 7.4%
Electric Power 5.4%
All Others 19.0%*
Row: 1, Col: 1, Value: 19.0
Row: 1, Col: 2, Value: 5.4
Row: 1, Col: 3, Value: 7.4
Row: 1, Col: 4, Value: 7.6
Row: 1, Col: 5, Value: 9.0
Row: 1, Col: 6, Value: 51.6
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR UTILITIES GROWTH FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
John Muresianu, Portfolio Manager of Fidelity Advisor Utilities Growth Fund
Q. JOHN, HOW DID THE FUND PERFORM?
A. From their inception on September 3, 1996, through January 31, 1997, the fund's Class A and Class T shares have returned 18.28% and 18.18%, respectively. During the same time period, the Standard & Poor's 500 Index posted a return of 21.57%.
Q. WHAT FACTORS AFFECTED THE SECTOR'S PERFORMANCE?
A. The sector underperformed the broad market as investors became concerned about how ongoing deregulation would affect utilities companies, especially in the telephone and electric industries. In addition, utilities stocks tend to trade in concert with the bond market, which underperformed the stock market significantly during the period. The stock market, as represented by the S&P 500, performed well largely on the basis of the strong technology sector.
Q. CAN YOU GIVE US A MORE DETAILED OVERVIEW OF THE RECENT INVESTING ENVIRONMENT FOR THE UTILITY SECTORS?
A. Gas stocks performed the best because gas prices spiked upward as a result of very cold weather. In addition, there was a significant amount of consolidation that helped stocks in the group. Further, the supply and demand dynamic improved, partially due to a slowdown of Canadian imports because of restricted pipeline capacity. On the telephone side, there continued to be broad concern over the impact of increasing competition in the cellular and local telephone service areas. At the same time, telephone companies reported steady revenue and earnings growth; over the near term, business prospects for telephone companies looked fine, helping the telephone utility industry post modest gains.
Q. WHAT ABOUT ELECTRIC UTILITY STOCKS?
A. Electrics struggled. While all utility stocks are sensitive to what happens in the bond market, electrics are more attuned than the telephone and gas stocks. That's because they have the highest yields, are the most income-oriented and have less prospects for earnings growth. The bond market had its ups and downs, and utility stocks, as a result, bounced around as well. Electric utility stocks also were negatively affected by continued evidence that the Nuclear Regulatory Commission has been getting tougher on nuclear operations. While deregulation has been a concern among all utility sectors, especially telephones, it hasn't affected electrics too negatively thus far. Regulators appear more likely to create a transition to competition that is friendlier to utility companies than was feared a few years ago.
Q. TELEPHONE STOCKS HAD THE LARGEST INDUSTRY WEIGHTING IN THE FUND . . .
A. This theme has its origin in my stock picking strategy. I see greater earnings growth potential for telephone stocks than the other options in the utility sector, and that's why they're attractive to me.
Q. WHICH STOCKS TURNED IN STRONG PERFORMANCES FOR THE FUND?
A. CINergy has done very well. It is a low-cost electric producer and could be a winner under deregulation over the long term. It also has a very growth-oriented management. On the gas side, Sonat - the fund's largest gas position - has been a very strong performer. And in the telephone arena, Pacific Telesis has done very well.
Q. AT THE SAME TIME, THERE MUST HAVE BEEN SOME DISAPPOINTMENTS . . .
A. AirTouch Communications was one. This stock lagged because of concern about slowing cellular subscriber growth and increased price competition. Enron was another disappointment. Even though it saw some stock price appreciation, it lagged the gas group because of contract litigation in the United Kingdom and a slowdown in earnings growth related to heavy spending in anticipation of a fully competitive retail electricity market.
Q. WHAT'S YOUR OUTLOOK?
A. It's important for me to reiterate that my strategy will continue to be based on individual stock picking. That's because it's nearly impossible to predict the direction of the economy and interest rates. I will continue to look for those companies that are able to show the best earnings growth. For some time, most of these prospects have been in gas and telephone companies, and I'll probably continue to favor them over electric utility stocks.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of January 31, 1997, more than
$6 million
MANAGER: Paul Antico, since January 1997;
joined Fidelity in 1991
(checkmark)
ADVISOR UTILITIES GROWTH FUND
INVESTMENTS JANUARY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.8%
 SHARES VALUE (NOTE 1)
BROADCASTING - 0.0%
CABLE TV OPERATORS - 0.0%
TCI Group Class A  100 $ 1,268
TELEVISION BROADCASTING - 0.0%
TCI Satellite Entertainment, Inc.
 Class A (a)  10  81
TOTAL BROADCASTING   1,349
CELLULAR - 3.9%
CELLULAR & COMMUNICATION SERVICES - 3.9%
AirTouch Communications, Inc. (a)  8,300  214,763
Cellnet Data Systems, Inc. (a)  600  7,950
Telephone & Data Systems, Inc.   200  7,625
Vodafone Group PLC sponsored ADR  200  8,600
  238,938
COAL - 0.3%
MAPCO, Inc.   500  16,375
COMMUNICATIONS EQUIPMENT - 1.1%
TELEPHONE EQUIPMENT - 1.1%
Lucent Technologies, Inc.   1,256  68,138
COMPUTER SERVICES & SOFTWARE - 0.2%
DATA PROCESSING - 0.2%
NCR Corp. (a)  287  10,870
ELECTRIC UTILITY - 8.3%
ELECTRIC & OTHER SERVICES - 2.9%
DPL, Inc.   700  17,150
Enova Corp.   600  13,425
Hidroelectrica de Cantabrico SA  100  3,387
IES Industries, Inc.   200  6,125
LG&E Energy Corp.   200  4,850
Montana Power Co.   700  15,400
NIPSCO Industries, Inc.   600  23,400
PECO Energy Co.   700  16,100
PacifiCorp.   1,000  21,250
Public Service Co. of New Mexico  700  14,000
Rochester Gas & Electric Corp.   200  3,875
Sierra Pacific Resources  100  2,838
Utilicorp United, Inc.   100  2,763
Veba AG Ord.   700  38,599
  183,162
ELECTRIC POWER - 5.4%
AES Corp. (a)  3,000  178,125
American Electric Power Co., Inc.   300  12,413
Boston Edison Co.   200  5,425
Central & South West Corp.   900  22,725
Central Louisiana Electric Co., Inc.   800  21,700
DQE, Inc.   600  17,175
Entergy Corp.   300  8,063
Kansas City Power & Light Co.   200  5,775
Pinnacle West Capital Corp.   500  15,813
Portland General Corp.   700  27,475
Southern Co.   400  8,750
TECO Energy, Inc.   200  4,850
United Illuminating Co.   200  5,900
  334,189
TOTAL ELECTRIC UTILITY   517,351

 SHARES VALUE (NOTE 1)
GAS - 24.9%
GAS & OTHER SERVICES - 0.9%
MDU Resources Group, Inc.   1,200 $ 26,550
UGI Corp.   1,000  23,000
Western Resources, Inc.   100  3,063
  52,613
GAS DISTRIBUTION - 7.4%
Eastern Enterprises Co.   1,500  49,313
Energen Corp.   1,600  49,200
K N Energy, Inc.   1,400  54,425
MCN Corp.   4,800  155,400
NUI Corp.   400  9,400
National Fuel Gas Co.   200  8,450
New Jersey Resources Corp.   200  5,975
NICOR, Inc.   400  14,450
Northwest Natural Gas Co.   100  2,500
Pacific Enterprises  3,000  90,375
Peoples Energy Corp.   200  6,650
WICOR, Inc.   300  10,500
  456,638
GAS TRANSMISSION - 7.6%
Enron Corp.   3,300  136,125
ONEOK, Inc.   600  17,775
Sonat, Inc.   4,000  213,000
TPC Corp. (a)  900  9,788
USX-Delhi Group  100  1,625
Williams Companies, Inc.   2,400  96,300
  474,613
GAS TRANSMISSION & DISTRIBUTION - 9.0%
Bay State Gas Co.   300  7,763
Columbia Gas System, Inc. (The)  1,600  104,200
Consolidated Natural Gas Co.   400  22,250
ENSERCH Corp.   4,600  104,650
Equitable Resources, Inc.   400  13,000
Noram Energy Corp.   1,800  28,125
PanEnergy Corp.   2,600  119,925
Questar Corp.   3,000  117,375
Tejas Gas Corp. (a)   800  35,200
Yankee Energy System, Inc.   400  9,000
  561,488
TOTAL GAS   1,545,352
HOLDING COMPANIES - 0.6%
CINergy Corp.   1,000  34,500
INDEPENDENT POWER - 0.0%
STEAM SUPPLY - 0.0%
Bonneville Pacific Corp. (a)  300  281
OIL & GAS - 2.9%
CRUDE PETROLEUM & GAS - 0.1%
Occidental Petroleum Corp.   300  7,650
PETROLEUM REFINERS - 2.8%
Coastal Corp. (The)  3,600  174,150
TOTAL OIL & GAS   181,800
TELEPHONE SERVICES - 51.6%
AT&T Corp.   3,800  149,625
ALLTEL Corp.   200  6,425
Ameritech Corp.   3,800  227,050
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TELEPHONE SERVICES - CONTINUED
BCE, Inc.   500 $ 25,185
Bell Atlantic Corp.   2,700  181,575
BellSouth Corp.   5,800  257,375
Cincinnati Bell, Inc.   1,100  68,063
GTE Corp.   5,300  249,100
MCI Communications Corp.   9,900  347,738
NYNEX Corp.   4,100  207,563
Pacific Telesis Group  6,600  259,050
SBC Communications, Inc.   4,400  241,450
Sprint Corp.   6,500  264,875
U.S. West Communications Group   4,700  154,513
U.S. West Media Group (a)  4,300  80,088
WorldCom, Inc. (a)  19,350  486,169
  3,205,844
TOTAL COMMON STOCKS
 (Cost $5,335,920)   5,820,798
CONVERTIBLE PREFERRED STOCKS - 0.3%
ELECTRIC UTILITY - 0.3%
COMBINATION UTILITIES - 0.3%
Citizens Utilities Trust $2.50
 (Cost $19,495)  400  19,300
CASH EQUIVALENTS - 5.9%

Taxable Central Cash Fund (b)
 (Cost $368,523)  368,523  368,523
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $5,723,938)  $ 6,208,621
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.39%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $5,723,938. Net unrealized appreciation aggregated $484,683, of which $517,358 related to appreciated investment securities and $32,675 related to depreciated investment securities.
ADVISOR UTILITIES GROWTH FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value                                                                                 $ 6,208,621
(cost $5,723,938) - See accompanying schedule

Receivable for fund shares sold                                                                                     173,418

Dividends receivable                                                                                                16,415

Interest receivable                                                                                                 1,491

Prepaid expenses                                                                                                    34,673

Receivable from investment adviser for expense reductions                                                           24,545

 TOTAL ASSETS                                                                                                       6,459,163

LIABILITIES

Payable for investments purchased                                                                      $ 153,326

Distribution fees payable                                                                               1,352

Other payables and accrued expenses                                                                     17,250

 TOTAL LIABILITIES                                                                                                  171,928

NET ASSETS                                                                                                         $ 6,287,235

Net Assets consist of:

Paid in capital                                                                                                    $ 5,795,349

Undistributed net investment income                                                                                 1,897

Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions                 5,306

Net unrealized appreciation (depreciation) on investments                                                           484,683

NET ASSETS                                                                                                         $ 6,287,235

CALCULATION OF MAXIMUM                                                                                              $11.68
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE and redemption
  price per share ($406,213 (divided by)
  34,764 shares)

 Maximum offering price per share                                                                                   $12.33
 (100/94.75 of $11.68)

 CLASS T:                                                                                                           $11.67
 NET ASSET VALUE and redemption
  price per share ($3,993,297 (divided by)
  342,101 shares)

 Maximum offering price per share                                                                                   $12.09
 (100/96.50 of $11.67)

 INSTITUTIONAL CLASS:                                                                                               $11.69
 NET ASSET VALUE, offering price
  and redemption price per share
  ($1,887,725 (divided by) 161,453 shares)


STATEMENT OF OPERATIONS

 SEPTEMBER 3, 1996 (COMMENCEMENT OF OPERATIONS) TO
 JANUARY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                           $ 34,521
Dividends

Interest                                                                                     5,229

 TOTAL INCOME                                                                                39,750

EXPENSES

Management fee                                                                   $ 8,271

Transfer agent fees                                                               567
Class A

 Class T                                                                          2,302

 Institutional Class                                                              1,079

Distribution fees                                                                 275
Class A

 Class T                                                                          3,257

Accounting fees and expenses                                                      25,000

Non-interested trustees' compensation                                             5

Custodian fees and expenses                                                       5,962

Registration fees                                                                 12,593
Class A

 Class T                                                                          10,739

 Institutional Class                                                              10,883

Audit                                                                             7,563

Legal                                                                             635

 Total expenses before reductions                                                 89,131

 Expense reductions                                                               (64,724    24,407
                                                                                 )

NET INVESTMENT INCOME                                                                        15,343

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                            48,972

 Foreign currency transactions                                                    15         48,987

Change in net unrealized appreciation (depreciation) on investment securities                484,683

NET GAIN (LOSS)                                                                              533,670

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ 549,013


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SEPTEMBER 3, 1996
                                    (COMMENCEMENT
                                    OF
                                    OPERATIONS) TO
                                    JANUARY 31, 1997
                                    (UNAUDITED)


Operations                                                                  $ 15,343
Net investment income

 Net realized gain (loss)                                                    48,987

 Change in net unrealized appreciation (depreciation)                        484,683

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             549,013

Distributions to shareholders                                                (816)
From net investment income
 Class A

  Class T                                                                    (6,500)

  Institutional Class                                                        (6,130)

 From net realized gain                                                      (2,993)
 Class A

  Class T                                                                    (23,832)

  Institutional Class                                                        (16,856)

 TOTAL DISTRIBUTIONS                                                         (57,127)

Share transactions - net increase (decrease)                                 5,795,349

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                    6,287,235

NET ASSETS

 Beginning of period                                                         -

 End of period (including undistributed net investment income of $1,897)    $ 6,287,235



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
      SEPTEMBER 3, 1996
      (COMMENCEMENT OF
      OPERATIONS) TO
      JANUARY 31, 1997

      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                               $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income                                                                                             .05

 Net realized and unrealized gain (loss)                                                                                  1.77

 Total from investment operations                                                                                  1.82

Less Distributions

 From net investment income                                                                                          (.03)

 From net realized gain                                                                                                  (.11)

 Total distributions                                                                                                    (.14)

Redemption fees added to paid in capital                                                                             -

Net asset value, end of period                                                                                           $ 11.68

TOTAL RETURN B, C                                                                                                     18.28%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                                $ 406

Ratio of expenses to average net assets                                                                               1.75% A
                                                                                                                   , E

Ratio of net investment income to average net assets                                                              1.11% A

Portfolio turnover                                                                             22% A

Average commission rate F                                                                                $ .0183

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE
PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN
HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F A FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING
ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997

      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                            $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income                                                                                                   .04

 Net realized and unrealized gain (loss)                                                                              1.77

 Total from investment operations                                                                                   1.81

Less Distributions

 From net investment income                                                                                             (.03)

 From net realized gain                                                                                                (.11)

 Total distributions                                                                                                     (.14)

Redemptions fees added to paid in capital                                                                                 -

Net asset value, end of period                                                                                       $ 11.67

TOTAL RETURN B, C                                                                                                    18.18%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                                $ 3,993

Ratio of expenses to average net assets                                                                                2.00% A
                                                                                                                         , E

Ratio of net investment income to average net assets                                                                   .86% A

Portfolio turnover                                                                                                        22% A

Average commission rate F                                                                                             $ .0183

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE
PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN
HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F A FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING
ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997

      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                          $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income                                                                                              .06

 Net realized and unrealized gain (loss)                                                                                 1.78

 Total from investment operations                                                                                       1.84

Less Distributions

 From net investment income                                                                                           (.04)

 From net realized gain                                                                                                  (.11)

 Total distributions                                                                                                      (.15)

Redemptions fees added to paid in capital                                                                                 -

Net asset value, end of period                                                                                       $ 11.69

TOTAL RETURN B, C                                                                                                       18.49%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                             $ 1,888

Ratio of expenses to average net assets                                                                                1.50% A
                                                                                                                         , E

Ratio of net investment income to average net assets                                                                    1.36% A

Portfolio turnover                                                                                                   22% A

Average commission rate F                                                                                           $ .0183

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION
OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES
MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Utilities Growth Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, redemption fees, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
On November 14, 1996, the Board of Trustees approved the creation of an additional class of shares, Class B shares. Offering of the new class commences on March 3, 1997. Class B shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a contingent deferred sales charge levied on Class B share redemptions. This charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $5,644,440 and $337,997, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and .50% of the average net assets of the Class A and Class T shares, respectively. For the period, the fund paid FDC $275 and $3,257 under the Class A and Class T Plans, all of which was paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% for selling Class A and Class T shares of the fund, respectively.
For the period, FDC received sales charges of $11,595 and $34,737 on sales of Class A and Class T shares of the fund, of which $8,974 and $28,590 were paid to securities dealers, banks, and other financial institutions. TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A, Class T and Institutional Class shares. Prior to January 1, 1997, State Street Bank and Trust Company acted in that capacity for the fund's Class T shares, and delegated certain of these services to FIIOC for which FIIOC received its allocable
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
share of all such fees. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annualized rates of
 .51%, .35%, and .17% of the average net assets of Class A, Class T, and Institutional Class, respectively.
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $276 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above annual rates of 1.75%, 2.00%, and 1.50% of average net assets for Class A, Class T, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $15,008, $25,122, and $24,594 for Class A, Class T, and Institutional Class, respectively.
6. BENEFICIAL INTEREST.
At the end of the period, FMR and its affiliates were record owners of approximately 16.9% of the total outstanding shares of the fund.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                                 SHARES          DOLLARS

                                 PERIOD ENDED    PERIOD ENDED
                                 JANUARY 31,     JANUARY 31,

                                 1997 A          1997 A



CLASS A                           38,111         $ 401,344
Shares sold

Reinvestment of distributions     351             3,875

Shares redeemed                   (3,698)         (41,314)

Redemption fees                   -               21

Net increase (decrease)           34,764         $ 363,926

CLASS T                           343,832        $ 3,788,767
Shares sold

Reinvestment of distributions     2,654           29,247

Shares redeemed                   (4,385)         (49,466)

Redemption fees                   -               135

Net increase (decrease)           342,101        $ 3,768,683

INSTITUTIONAL CLASS               161,370        $ 1,662,250
Shares sold

Reinvestment of distributions     1,243           13,709

Shares redeemed                   (1,160)         (13,309)

Redemption fees                   -               90

Net increase (decrease)           161,453        $ 1,662,740

A SHARE TRANSACTIONS FOR EACH CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1997.








INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA - Class A and Class T
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Balanced
Fidelity Advisor Equity Income Fund
Fidelity Advisor Growth & Income Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Strategic Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)

(2_FIDELITY_LOGOS)FIDELITY ADVISOR
FOCUS FUNDS
INSTITUTIONAL CLASS
Consumer Industries
Cyclical Industries
Financial Services
Health Care
Technology
Utilities Growth

SEMIANNUAL REPORT
JANUARY 31, 1997
CONTENTS


PERFORMANCE OVERVIEW AND   3
MARKET RECAP

CONSUMER INDUSTRIES        4     PERFORMANCE AND INVESTMENT SUMMARY
                           5     FUND TALK: THE MANAGERS' OVERVIEW
                           6     INVESTMENTS
                           9     FINANCIAL STATEMENTS
                           12    NOTES TO THE FINANCIAL STATEMENTS

CYCLICAL INDUSTRIES        15    PERFORMANCE AND INVESTMENT SUMMARY
                           16    FUND TALK: THE MANAGER'S OVERVIEW
                           17    INVESTMENTS
                           20    FINANCIAL STATEMENTS
                           23    NOTES TO THE FINANCIAL STATEMENTS

FINANCIAL SERVICES         26    PERFORMANCE AND INVESTMENT SUMMARY
                           27    FUND TALK: THE MANAGER'S OVERVIEW
                           28    INVESTMENTS
                           29    FINANCIAL STATEMENTS
                           32    NOTES TO THE FINANCIAL STATEMENTS

HEALTH CARE                35    PERFORMANCE AND INVESTMENT SUMMARY
                           36    FUND TALK: THE MANAGER'S OVERVIEW
                           37    INVESTMENTS
                           39    FINANCIAL STATEMENTS
                           42    NOTES TO THE FINANCIAL STATEMENTS

TECHNOLOGY                 45    PERFORMANCE AND INVESTMENT SUMMARY
                           46    FUND TALK: THE MANAGER'S OVERVIEW
                           47    INVESTMENTS
                           50    FINANCIAL STATEMENTS
                           53    NOTES TO THE FINANCIAL STATEMENTS

UTILITIES GROWTH           56    PERFORMANCE AND INVESTMENT SUMMARY
                           57    FUND TALK: THE MANAGER'S OVERVIEW
                           58    INVESTMENTS
                           60    FINANCIAL STATEMENTS
                           63    NOTES TO THE FINANCIAL STATEMENTS

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PERFORMANCE OVERVIEW


U.S. STOCK MARKET ENVIRONMENT
Paced by the robust performance of blue chip stocks, the U.S. stock market posted strong gains for the period covered by this report. The Standard & Poor's 500 Index - a broad measure of U.S. stock market performance - rose 21.57% from September 3, 1996, through January 31, 1997. The Russell 2000 Index - a measure of small stock performance - rose 20.82%. The Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted a return of 22.34%, closing above 6500 for the first time in November.
Solid corporate earnings reports, large cash inflows into mutual funds, widespread optimism and a generally favorable interest rate environment propelled share prices higher. The largest capitalization stocks thrived as investors sought their lower volatility and higher degree of liquidity over smaller-cap stocks in an environment where it was sometimes difficult to discern the health of the economy. Stock markets experienced some volatility in December, sparked by comments by Federal Reserve Board Chairman Alan Greenspan about the market's exuberance, but rebounded well and continued their upward track through the end of January.
Most industry sectors experienced positive, if not strong performance. TECHNOLOGY proved to be one of the strongest performing sectors in the market during the six-month period. Earnings surprises and positive earnings projections were the main drivers of solid performance, especially among semiconductor and disk drive manufacturers as well as software firms. Even though consensus estimates pointed toward increases in short-term interest rates by the Fed, FINANCE stocks - usually sensitive to changes in interest rates - shrugged off this concern and posted solid performance based on low interest rates and positive business prospects. Brokerage and investment management stocks also thrived amid the backdrop of the stock market's steady upward climb and buoyant investor sentiment.
ENERGY stocks reaped the benefits of higher-than-expected energy prices, which resulted in part from the delayed entry of Iraq into the world market, low inventory levels and cold weather nationwide. Uncertainty over the direction of the economy benefited CONSUMER NONDURABLES - such as food, beverage and tobacco companies - and traditional big-name growth stocks, as these companies tend to post steady earnings growth in many economic environments. Pharmaceutical companies turned in the best performance in the HEALTH CARE sector, spurred on by new product development and strong unit volume growth stimulated by higher drug utilization rates by managed care providers. Biotechnology issues had a hard time recovering from a correction in stock prices that they experienced earlier in 1996.
Most UTILITY stocks struggled during the six-month period. Uncertainty over the direction and form of deregulation in the sector tended to diminish investor interest. In addition, stocks in this sector tend to move in concert with bonds, which lagged stocks due to periodic inflation fears and mixed economic signals. Stocks in the telecommunications field especially were affected by uncertainty over how federal legislation signed into law in February 1996 would change the competitive landscape. However, natural gas utilities tended to perform well, largely as a result of tight supplies, cold weather and consolidation within the industry. CYCLICAL stocks - those that usually rise and fall with the economy - posted mixed results that largely depended on the outlook for individual companies in specific sectors rather than the strength of the economy.
ADVISOR CONSUMER INDUSTRIES FUND - INSTITUTIONAL CLASS
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                                LIFE OF
JANUARY 31, 1997                            FUND

CONSUMER INDUSTRIES - INSTITUTIONAL CLASS   13.84%

S&P 500 (registered trademark)              21.57%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Institutional Class' returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and return
of
a fund that invests in a sector will vary. That
means if you sell your shares during a sector
downturn, you might lose money. But if you
can identify a sector that is about to
experience rapid growth you may have the
potential for above-average gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970212 145319 S00000000000001
             FA Consumer Ind -CL I       SP Standard & Poor 500
             00205                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10560.00                    10561.42
  1996/10/31      10680.00                    10852.70
  1996/11/30      11050.00                    11673.05
  1996/12/31      10860.20                    11441.81
  1997/01/31      11383.58                    12156.70
IMATRL PRASUN   SHR__CHT 19970131 19970212 145321 R00000000000008

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by January 31, 1997, the value of the investment would have grown to $11,384 - a 13.84% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,157 - a 21.57% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1997
                                % OF FUND'S
                                INVESTMENTS

Procter & Gamble Co.            4.5

Philip Morris Companies, Inc.   4.1

Gillette Co.                    4.1

Westinghouse Electric Corp.     3.7

Coca-Cola Co. (The)             3.7

Disney (Walt) Co.               3.5

HFS, Inc.                       3.2

Hilton Hotels Corp.             2.4

Mirage Resorts, Inc.            2.1

Kimberly-Clark Corp.            2.1

TOP INDUSTRIES AS OF JANUARY 31, 1997
Hotels, Motels &
Tourist Centers  8.1%
 Soaps & Detergents 7.3%
Cosmetics 6.4%
Soft Drinks 5.7%
Electrical Machinery 4.7%
All Others 67.8%*
Row: 1, Col: 1, Value: 67.8
Row: 1, Col: 2, Value: 4.7
Row: 1, Col: 3, Value: 5.7
Row: 1, Col: 4, Value: 6.4
Row: 1, Col: 5, Value: 7.3
Row: 1, Col: 6, Value: 8.1
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR CONSUMER INDUSTRIES FUND
FUND TALK: THE MANAGERS' OVERVIEW



NOTE TO SHAREHOLDERS: Effective January 7, 1997, Paul Antico became Portfolio Manager of Fidelity Advisor Consumer Industries Fund. The following is an interview with Katherine Collins, who managed the fund during most of the period covered by the report, and Paul Antico, who discusses his investment approach and outlook.
Q. KATHERINE, HOW DID THE FUND PERFORM?
K.C. Since its inception on September 3, 1996, through January 31, 1997, the fund's Institutional Class shares had a total return of 13.84%. By comparison, the Standard & Poor's 500 Index returned 21.57% during the same period.
Q. WHAT WERE THE REASONS BEHIND THE FUND'S PERFORMANCE?
K.C. As with any sector fund, performance versus the broader market can vary significantly, especially over a short time frame. If I had to choose the biggest contributor to the fund's performance, it would be the fund's weighting in large-capitalization, blue chip consumer issues. They had exceptionally strong performance at the end of the year, and I was able to find good opportunities in companies such as Procter & Gamble, Coca-Cola and Gillette, as well as large-cap entertainment stocks such as Walt Disney. The heavier weighting in personal care stocks also helped the fund's performance. Newspaper stocks did quite well, primarily due to a decline in newsprint prices that helped boost earnings. The fund also was helped by limiting its exposure to restaurant, cable and cellular communications stocks, which performed poorly during the period.
Q. WERE THERE ANY DISAPPOINTMENTS?
K.C. Sure. Gaming and broadcasting stocks did not perform well during the period. Several gaming companies have been adding capacity, and I believe when their new facilities open they will be in a better position to increase their earnings. While we've purchased some of these companies in advance of these events, the capacity additions have caused some disruptions in the industry, leading to a lowering of short-term earnings expectations. The fund's radio broadcasting investments were affected by a sharp correction in October and November, stemming from the Justice Department's investigation into some of the recent consolidation in the industry. However, it now appears that the positive effects of the industry's consolidation will continue, and current business remains strong.
Q. TURNING TO YOU, PAUL, WHAT IS YOUR INVESTMENT PHILOSOPHY?
P.A. Like Katherine, I'm a common sense investor, managing the fund from the bottom up - evaluating the merits of individual companies rather than solely looking at industries or economic trends. I like to buy growth at the right price, and I am sensitive to valuations, but I'm not afraid to pay more for a great company such as Gillette or Coca-Cola. I look at each company on its own merits, and I look at valuation the same way. There are always some great buying opportunities in the sector because of its breadth. Let me give you an example. If consumers are staying away from high-priced restaurants, they instead may go to low-priced ones such as McDonald's. If they stay away altogether, they will purchase products for home consumption. Within each industry of this sector, I believe there are always companies that have the potential for strong performance and are establishing or building their market niche.
Q. HAVING RECENTLY TAKEN THE HELM, WHAT IS YOUR OUTLOOK?
P.A. The outlook for consumer stocks is, of course, tied to general economic health. At the same time, I think the fund can do well in virtually any economic environment because of investment opportunities opening up through changing trends. If I feel the need to position the fund more defensively, I will purchase more traditional consumer companies. If I see hot new trends, I can take advantage of the higher appreciation potential growing companies can provide. This is a broad sector with a huge number of companies to choose from. My team of analysts and I will call on as many companies as possible, trying to find the best buying opportunities.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of January 31, 1997, more than
$6 million
MANAGER: Paul Antico, since January 1997;
joined Fidelity in 1991
(checkmark)
ADVISOR CONSUMER INDUSTRIES FUND
INVESTMENTS JANUARY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.6%
 SHARES VALUE (NOTE 1)
ADVERTISING - 2.2%
ADVERTISING - 0.3%
Cordiant PLC sponsored ADR  3,000 $ 14,994
ADVERTISING AGENCIES - 1.9%
Interpublic Group of Companies, Inc.   1,000  49,375
Omnicom Group, Inc.   1,400  68,075
  117,450
TOTAL ADVERTISING   132,444
APPAREL STORES - 5.0%
CHILDREN'S & INFANTS WEAR STORES - 0.3%
Baby Superstore, Inc. (a)  1,000  20,125
FOOTWEAR - WHOLESALE - 0.2%
Kenneth Cole Productions, Inc. Class A  700  13,563
GENERAL APPAREL STORES - 3.5%
Gymboree Corp.   3,300  75,900
Ross Stores, Inc.   1,400  57,400
TJX Companies, Inc.   2,000  79,500
  212,800
SHOE STORES - 0.1%
Footstar, Inc. (a)  115  2,602
WOMEN'S CLOTHING STORES - 0.9%
AnnTaylor Stores Corp.   1,500  25,875
Talbots, Inc.   1,000  28,125
  54,000
TOTAL APPAREL STORES   303,090
AUTOS, TIRES, & ACCESSORIES - 1.3%
AUTO PARTS - RETAIL - 1.0%
Monro Muffler Brake, Inc.   3,200  59,200
MOTOR VEHICLE DEALERS (NEW & USED) - 0.3%
Cross-Continent Auto Retailers, Inc. (a)  1,000  21,875
TOTAL AUTOS, TIRES, & ACCESSORIES   81,075
BEVERAGES - 7.9%
DISTILLED & BLENDED LIQUOR - 0.4%
Seagram Co. Ltd.   700  27,750
MALT BEVERAGE - 1.8%
Anheuser-Busch Companies, Inc.   1,500  63,750
Coors (Adolph) Co. Class B  2,400  44,700
  108,450
SOFT DRINKS - 5.7%
Coca-Cola Co. (The)  3,900  225,713
PepsiCo, Inc.   3,500  122,063
  347,776
TOTAL BEVERAGES   483,976
BROADCASTING - 4.5%
CABLE TV OPERATORS - 0.4%
Time Warner, Inc.   600  23,100
RADIO BROADCASTING - 3.3%
Clear Channel Communications, Inc. (a)  2,000  85,250
Evergreen Media Corp. Class A (a)  2,200  68,200
Metro Networks, Inc. (a)  1,000  23,500
Univision Communications, Inc.,
  Class A (a)  800  28,800
  205,750

 SHARES VALUE (NOTE 1)
TELEVISION BROADCASTING - 0.8%
HSN, Inc. (a)  1,695 $ 34,324
Young Broadcasting, Inc. Class A (a)  500  15,375
  49,699
TOTAL BROADCASTING   278,549
CELLULAR - 0.8%
CELLULAR & COMMUNICATION SERVICES - 0.8%
AirTouch Communications, Inc. (a)  800  20,700
Palmer Wireless, Inc.   2,600  26,975
  47,675
COMPUTER SERVICES & SOFTWARE - 1.7%
COMPUTER SERVICES - 1.7%
America Online, Inc.   2,000  73,750
Computer Learning Centers, Inc. (a)  700  20,300
Midway Games, Inc. (a)  500  9,875
  103,925
PREPACKAGED COMPUTER SOFTWARE - 0.0%
Spectrum Holobyte, Inc.   100  950
TOTAL COMPUTER SERVICES & SOFTWARE   104,875
CONSUMER ELECTRONICS - 0.5%
APPLIANCES - 0.5%
Newell Co.   900  29,700
CREDIT & OTHER FINANCE - 0.9%
BUSINESS CREDIT - 0.9%
PHH Corp.   1,200  57,750
DRUG STORES - 1.2%
CVS Corp.   500  21,625
Revco (D.S.), Inc. (a)  300  11,250
Rite Aid Corp.   1,000  40,000
  72,875
DRUGS & PHARMACEUTICALS - 0.2%
PHARMACEUTICAL PREPARATIONS - 0.2%
Twinlab Corp. (a)  1,000  14,375
ELECTRICAL EQUIPMENT - 4.7%
ELECTRICAL MACHINERY - 4.7%
General Electric Co.   600  61,800
Westinghouse Electric Corp.   12,307  226,141
  287,941
ELECTRONICS - 1.0%
ELECTRONIC PARTS - WHOLESALE - 1.0%
Brightpoint, Inc.   2,100  59,588
ENTERTAINMENT - 3.9%
MOTION PICTURE PRODUCTION - 3.9%
Disney (Walt) Co.   2,900  212,425
Viacom, Inc. Class B (non-vtg.) (a)  700  23,975
  236,400
FOODS - 3.5%
CANNED SPECIALTIES - 1.8%
Campbell Soup Co.   1,300  107,900
FOOD - 1.5%
General Mills, Inc.   700  47,425
Kellogg Co.   600  41,775
  89,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FOODS - CONTINUED
GRAIN MILL PRODUCTS - 0.2%
Ralston Purina Co.  200 $ 15,725
TOTAL FOODS   212,825
GENERAL MERCHANDISE STORES - 3.9%
DEPARTMENT STORES - 2.0%
Federated Department Stores, Inc. (a)  2,600  85,475
Neiman-Marcus Group, Inc. (a)  900  21,600
Nordstrom, Inc.   500  18,563
  125,638
GENERAL MERCHANDISE STORES - 1.7%
Wal-Mart Stores, Inc.   4,400  104,500
VARIETY STORES - 0.2%
Hot Topic, Inc. (a)  500  9,875
TOTAL GENERAL MERCHANDISE STORES   240,013
GROCERY STORES - 1.0%
GROCERY - RETAIL - 1.0%
Dominick's Supermarkets, Inc. (a)  1,000  20,000
Food Lion, Inc. Class A  1,600  13,700
Safeway, Inc. (a)  600  28,650
  62,350
HOME FURNISHINGS - 1.9%
FURNITURE - 0.5%
Rowe Furniture Corp.   3,000  26,625
FURNITURE STORES - 1.4%
Ethan Allen Interiors, Inc.   2,000  87,750
TOTAL HOME FURNISHINGS   114,375
HOUSEHOLD PRODUCTS - 13.7%
COSMETICS - 6.4%
Avon Products, Inc.   1,800  112,950
Estee Lauder Companies, Inc.   600  28,725
Gillette Co.   3,050  248,575
  390,250
SOAPS & DETERGENTS - 7.3%
Clorox Co.   600  71,175
Procter & Gamble Co.   2,390  276,045
Unilever NV ADR  600  98,700
  445,920
TOTAL HOUSEHOLD PRODUCTS   836,170
INDUSTRIAL MACHINERY & EQUIPMENT - 1.2%
ACCESS & MEASURING CUTTING TOOLS - 1.2%
Stanley Works  2,000  76,000
LEISURE DURABLES & TOYS - 4.0%
MOTORCYCLES - 0.7%
Harley-Davidson, Inc.   1,000  44,250
SPORTING & ATHLETIC GOODS - 1.1%
Callaway Golf Co.   2,000  66,750
TOYS & GAMES - 2.2%
ERO, Inc.   3,500  30,188
Hasbro, Inc.   2,200  86,900
Nintendo Co. Ltd. Ord.   300  19,666
  136,754
TOTAL LEISURE DURABLES & TOYS   247,754

 SHARES VALUE (NOTE 1)
LODGING & GAMING - 9.8%
HOTELS, MOTELS, & TOURIST CENTERS - 8.1%
HFS, Inc. (a)  2,800 $ 196,000
Hilton Hotels Corp.   5,200  148,200
ITT Corp. (a)  300  17,138
La Quinta Motor Inns, Inc.   200  3,900
Mirage Resorts, Inc. (a)  5,200  130,650
  495,888
LODGING PLACES, OTHER THAN HOT - 1.2%
Anchor Gaming  2,000  74,000
RACING & GAMING - 0.5%
WMS Industries, Inc. (a)  1,200  28,500
TOTAL LODGING & GAMING   598,388
PAPER & FOREST PRODUCTS - 2.1%
PAPER - 2.1%
Kimberly-Clark Corp.   1,300  126,750
PHOTOGRAPHIC EQUIPMENT - 1.0%
Eastman Kodak Co.   700  60,725
PUBLISHING - 1.8%
BOOK PUBLISHING & PRINTING - 0.7%
Dun & Bradstreet Corp.   1,900  45,600
NEWSPAPERS - 1.1%
Knight-Ridder, Inc.   200  7,675
Times Mirror Co. Class A  1,200  56,700
  64,375
TOTAL PUBLISHING   109,975
RESTAURANTS - 2.9%
Brinker International, Inc.   900  9,788
Cooker Restaurant Corp.   200  2,325
Logan's Roadhouse, Inc.   2,000  53,000
Starbucks Corp. (a)  3,300  113,025
  178,138
RETAIL & WHOLESALE, MISCELLANEOUS - 3.2%
HOBBY, TOY, & GAME SHOPS - 0.3%
Toys "R" Us, Inc. (a)  850  21,250
LUMBER & BUILDING MATERIALS - RETAIL - 0.8%
Lowe's Companies, Inc.   1,500  49,688
RETAIL STORES - 0.6%
Gadzooks, Inc. (a)  1,200  33,750
RETAIL, GENERAL - 1.5%
Pier 1 Imports, Inc.   5,000  92,500
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS   197,188
TEXTILES & APPAREL - 4.7%
APPAREL - 0.1%
Liz Claiborne, Inc.   200  8,425
COTTON MILLS - 1.2%
Galey & Lord, Inc.   4,000  73,000
FOOTWEAR - 2.1%
NIKE, Inc. Class B  1,000  67,875
Reebok International Ltd.   1,300  61,750
  129,625
KNIT OUTERWEAR MILLS - 0.3%
Tultex Corp. (a)  3,000  21,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TEXTILES & APPAREL - CONTINUED
MEN'S & BOYS' CLOTHING - 1.0%
Cutter & Buck, Inc. (a)  500 $ 7,000
Tommy Hilfiger  1,000  51,250
  58,250
TOTAL TEXTILES & APPAREL   290,300
TOBACCO - 4.1%
TOBACCO MANUFACTURERS - 4.1%
Philip Morris Companies, Inc.   2,100  249,638
TOTAL COMMON STOCKS
 (Cost $5,413,067)   5,790,902
CASH EQUIVALENTS - 5.4%
Taxable Central Cash Fund (b)
 (Cost $331,059)  331,059  331,059
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $5,744,126) $ 6,121,961
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.39%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $5,744,126. Net unrealized appreciation aggregated $377,835, of which $476,981 related to appreciated investment securities and $99,146 related to depreciated investment securities.
ADVISOR CONSUMER INDUSTRIES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value                                               $ 6,121,961
(cost $5,744,126) - See accompanying schedule

Receivable for investments sold                                                   126,727

Receivable for fund shares sold                                                   11,279

Dividends receivable                                                              2,991

Interest receivable                                                               3,383

Prepaid expenses                                                                  34,673

Receivable from investment adviser for expense reductions                         24,111

 TOTAL ASSETS                                                                     6,325,125

LIABILITIES

Payable for investments purchased                                    $ 238,457

Payable for fund shares redeemed                                      15,783

Distribution fees payable                                             1,685

Other payables and accrued expenses                                   17,456

 TOTAL LIABILITIES                                                                273,381

NET ASSETS                                                                       $ 6,051,744

Net Assets consist of:

Paid in capital                                                                  $ 5,663,156

Accumulated net investment loss                                                   (1,906
                                                                                 )

Accumulated undistributed net realized gain (loss) on investments                 12,659

Net unrealized appreciation (depreciation) on investments                         377,835

NET ASSETS                                                                       $ 6,051,744

CALCULATION OF MAXIMUM                                                            $11.29
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE and redemption
  price per share ($880,164 (divided by)
  77,946 shares)

 Maximum offering price per share                                                 $11.92
 (100/94.75 of $11.29)

 CLASS T:                                                                         $11.29
 NET ASSET VALUE and redemption
  price per share ($3,873,958 (divided by)
  343,241 shares)

 Maximum offering price per share                                                 $11.70
 (100/96.50 of $11.29)

 INSTITUTIONAL CLASS:                                                             $11.31
 NET ASSET VALUE, offering price
  and redemption price per share
  ($1,297,622 (divided by) 114,751 shares)


STATEMENT OF OPERATIONS

 SEPTEMBER 3, 1996 (COMMENCEMENT OF OPERATIONS) TO
 JANUARY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                           $ 14,912
Dividends

Interest                                                                                     13,869

 TOTAL INCOME                                                                                28,781

EXPENSES

Management fee                                                                   $ 9,458

Transfer agent fees                                                               888
Class A

 Class T                                                                          3,147

 Institutional Class                                                              806

Distribution fees                                                                 542
Class A

 Class T                                                                          4,619

Accounting fees and expenses                                                      25,206

Non-interested trustees' compensation                                             6

Custodian fees and expenses                                                       6,298

Registration fees                                                                 12,889
Class A

 Class T                                                                          10,960

 Institutional Class                                                              11,246

Audit                                                                             7,563

Legal                                                                             635

 Total expenses before reductions                                                 94,263

 Expense reductions                                                               (65,329    28,934
                                                                                 )

NET INVESTMENT INCOME (LOSS)                                                                 (153
                                                                                            )

REALIZED AND UNREALIZED GAIN (LOSS)                                                          39,927
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on investment securities                377,835

NET GAIN (LOSS)                                                                              417,762

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ 417,609


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SEPTEMBER 3, 1996
                                    (COMMENCEMENT
                                    OF OPERATIONS) TO
                                    JANUARY 31, 1997
                                    (UNAUDITED)


Operations                                                              $ (153)
Net investment income (loss)

 Net realized gain (loss)                                                39,927

 Change in net unrealized appreciation (depreciation)                    377,835

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         417,609

Distributions to shareholders                                            (704)
From net investment income
 Class A

  Institutional Class                                                    (1,049)

 From net realized gain                                                  (4,223)
 Class A

  Class T                                                                (16,752)

  Institutional Class                                                    (6,293)

 TOTAL DISTRIBUTIONS                                                     (29,021)

Share transactions - net increase (decrease)                             5,663,156

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                6,051,744

NET ASSETS

 Beginning of period                                                     -

 End of period (including accumulated net investment loss of $1,906)    $ 6,051,744



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997

      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                         $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income                                                                                                -

 Net realized and unrealized gain (loss)                                                                                1.36

 Total from investment operations                                                                                        1.36

Less Distributions

 From net investment income                                                                                              (.01)

 From net realized gain                                                                                                 (.06)

 Total distributions                                                                                                     (.07)

Redemption fees added to paid in capital                                                                                  -

Net asset value, end of period                                                                                          $ 11.29

TOTAL RETURN B, C                                                                                                      13.64%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                                $ 880

Ratio of expenses to average net assets                                                                                1.75% A
                                                                                                                         , E

Ratio of net investment income to average net assets                                                                  .07% A

Portfolio turnover                                                                                                   72% A

Average commission rate F                                                                                            $ .0282

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND
 FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE
PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN
HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F A FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS
 ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING
ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997

      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                           $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income (loss)                                                                                        (.01)

 Net realized and unrealized gain (loss)                                                                         1.36

 Total from investment operations                                                                                     1.35

Less Distributions

 From net realized gain                                                                                             (.06)

Redemption fees added to paid in capital                                                                            -

Net asset value, end of period                                                                                       $ 11.29

TOTAL RETURN B, C                                                                                                      13.53%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                              $ 3,874

Ratio of expenses to average net assets                                                                             2.00% A
                                                                                                                       , E

Ratio of net investment income (loss) to average net assets                                                           (.18)%
                                                                                                                     A

Portfolio turnover                                                                                                    72% A

Average commission rate F                                                                                               $ .0282

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES
 TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND
 FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER
SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE
PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN
HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F  A FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS
 ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING
ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997

      (UNAUDITED)




SELECTED PER-SHARE DATA D
                             $ 10.00
Net asset value, beginning of period


Income from Investment Operations


 Net investment income
                              .01

 Net realized and unrealized gain (loss)
                              1.37

 Total from investment operations
                              1.38

Less Distributions


 From net investment income
                              (.01)

 From net realized gain
                              (.06)

 Total distributions
                              (.07)

Redemption fees added to paid in capital
                              -

Net asset value, end of period
                             $ 11.31

TOTAL RETURN B, C
                              13.84%

RATIOS AND SUPPLEMENTAL DATA


Net assets, end of period (000 omitted)
                             $ 1,298

Ratio of expenses to average net assets
                              1.50% A

                             , E

Ratio of net investment income to average net assets
                              .32% A

Portfolio turnover
                              72% A

Average commission rate F
                             $ .0282

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX
OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Consumer Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, redemption fees, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
On November 14, 1996, the Board of Trustees approved the creation of an additional class of shares, Class B shares. Offering of the new class commences on March 3, 1997. Class B shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a contingent deferred sales charge levied on Class B share redemptions. This charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $6,510,770 and $1,137,630, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and .50% of the average net assets of the Class A and Class T shares, respectively. For the period, the fund paid FDC $542 and $4,619 under the Class A and Class T Plans, all of which was paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% for selling Class A and Class T shares of the fund, respectively.
For the period, FDC received sales charges of $23,845 and $36,029 on sales of Class A and Class T shares of the fund, of which $19,182 and $31,192 were paid to securities dealers, banks, and other financial institutions. TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A, Class T and Institutional Class shares. Prior to January 1, 1997, State Street Bank and Trust Company acted in that capacity for the fund's Class T shares, and delegated certain of these services to FIIOC, for which FIIOC received its allocable share of all such fees. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annualized rates of .41%, .34%, and .19% of the average net assets of Class A, Class T, and Institutional Class, respectively.
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $715 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above annual rates of 1.75%, 2.00%, and 1.50% of average net assets for Class A, Class T, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $17,290, $29,420, and $18,544 for Class A, Class T, and Institutional Class, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $75 under this arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, FMR and its affiliates were record owners of approximately 16.9% of the total outstanding shares of the fund.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                                 SHARES          DOLLARS

                                 PERIOD ENDED    PERIOD ENDED
                                 JANUARY 31,     JANUARY 31,

                                 1997 A          1997 A



CLASS A                           77,937         $ 830,694
Shares sold

Reinvestment of distributions     458             4,926

Shares redeemed                   (449)           (4,910)

Redemption fees                   -               124

Net increase (decrease)           77,946         $ 830,834

CLASS T                           383,305        $ 4,100,121
Shares sold

Reinvestment of distributions     1,491           16,025

Shares redeemed                   (41,555)        (456,388)

Redemption fees                   -               558

Net increase (decrease)           343,241        $ 3,660,316

INSTITUTIONAL CLASS               114,527        $ 1,169,504
Shares sold

Reinvestment of distributions     682             7,342

Shares redeemed                   (458)           (5,027)

Redemption fees                   -               187

Net increase (decrease)           114,751        $ 1,172,006

A SHARE TRANSACTIONS FOR EACH CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1997.
ADVISOR CYCLICAL INDUSTRIES FUND - INSTITUTIONAL CLASS
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                                LIFE OF
JANUARY 31, 1997                            FUND

CYCLICAL INDUSTRIES - INSTITUTIONAL CLASS   15.63%

S&P 500                                     21.57%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Institutional Class' returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and return
of
a fund that invests in a sector will vary. That
means if you sell your shares during a sector
downturn, you might lose money. But if you
can identify a sector that is about to
experience rapid growth you may have the
potential for above-average gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970212 162050 S00000000000001
             FA Cyclical Ind -CL I       SP Standard & Poor 500
             00204                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10390.00                    10561.42
  1996/10/31      10690.00                    10852.70
  1996/11/30      11330.00                    11673.05
  1996/12/31      11260.09                    11441.81
  1997/01/31      11572.87                    12156.70
IMATRL PRASUN   SHR__CHT 19970131 19970212 162051 R00000000000008

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by January 31, 1997, the value of the investment would have grown to $11,563 - a 15.63% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,157 - a 21.57% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1997
                                  % OF FUND'S
                                  INVESTMENTS

General Electric Co.              5.5

Quanex Corp.                      3.5

McDonnell Douglas Corp.           3.5

du Pont (E.I.) de Nemours & Co.   3.2

Emerson Electric Co.              2.8

Aluminum Co. of America           2.8

General Motors Corp.              2.7

Westinghouse Electric Corp.       2.6

Monsanto Co.                      2.3

Boeing Co.                        2.1

TOP INDUSTRIES AS OF JANUARY 31, 1997
Electrical Machinery 10.9%
Chemicals 7.3%
Paper 7.1%
Aircraft 6.6%
Prime Nonferrous
Smelting 6.0%
All Others 62.1%*
Row: 1, Col: 1, Value: 62.1
Row: 1, Col: 2, Value: 6.0
Row: 1, Col: 3, Value: 6.6
Row: 1, Col: 4, Value: 7.1
Row: 1, Col: 5, Value: 7.3
Row: 1, Col: 6, Value: 10.9
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR CYCLICAL INDUSTRIES FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Albert Ruback, Portfolio Manager of Fidelity Advisor Cyclical Industries
Fund
Q. ALBERT, HOW HAS THE FUND PERFORMED?
A. For the period from September 3, 1996 - when the fund started - through January 31, 1997, the fund's Institutional Class shares returned 15.63%. By comparison, the Standard & Poor's 500 Index returned 21.57% over the same period.
Q. WHY DID THE FUND'S PERFORMANCE LAG THAT OF THE S&P 500?
A. The fund did well; it's just that the S&P 500 has continued to set records. The S&P 500 posted very strong numbers, for two reasons, I believe. First, because of the solid performance of technology stocks. Second, the trend we've seen over the past two years or so of outperformance of the large-capitalization growth stocks continued through the end of the period. While the cyclical group of stocks performed well, they were not favored as much as alternative investments. Over the course of the second half of 1996, there was uncertainty about the health of the economy, including some concerns that the economy may indeed turn down. This backdrop caused investors to be worried that cyclical stocks - which rise and fall with the economy - would underperform if we were headed toward a cyclical downturn.
Q. HAVE YOU BEEN PURSUING ANY PARTICULAR INVESTMENT THEMES?
A. Yes, three of them. One theme involved companies that produce aluminum, such as Alcoa and Inco. Aluminum inventories have remained at low levels, and the production outlook across the industry is attractive. If we get increases in demand and operating rates, we'll reach what is known as a "pinch point," where concern among aluminum users could cause the price of the commodity to escalate sharply. A second strategy involved the aerospace and defense sector. The outlook for commercial aircraft orders, including a significant backlog, is strong and should translate into extraordinary cash flow for aircraft companies. In addition, the U.S. defense budget has been declining every year for the past several years. Now it appears that this movement has bottomed, and there is some impetus in Congress to increase defense spending. During the period, McDonnell Douglas and Boeing were two stocks that performed well due to these trends. Finally, there was paper and forest products. This area has lagged significantly due to high inventories. Lately, it appeared that inventories were much more under control and the outlook for capacity additions was much more favorable. If the economy remains stable, we should see price increases and inventory reductions that should increase the earnings of these companies.
Q. WHAT ARE SOME OF THE BASICS OF CYCLICAL INVESTING?
A. With steady growth companies, growth and earnings are predictable within a range. Conversely, cyclical companies can go from posting tremendous profits to significant losses during the course of the economic cycle. It's important to remain closely attuned to a company's orders, backlogs and production prowess and to have a feeling for a company's earnings before it reports them. One of the keys is to invest in a cyclical company well before it posts positive results, and to sell a cyclical stock before you see an earnings downturn. Also, it's important to recognize that some companies tend to do better early in a business cycle, some do well in the middle and others perform well toward the end, even within the same industry.
Q. ARE THERE ANY OTHER IMPORTANT ASPECTS TO YOUR INVESTMENT APPROACH?
A. I am a value oriented investor. It's important to me that I buy a stock at an attractive valuation - a stock's price relative to other measures such as earnings or cash flow - relative to the historical norm of its growth potential. While I like to buy stocks when they're selling in the middle or bottom half of their historical price range, I will pay more for a stock that has extraordinary growth prospects. At the same time, I won't buy a stock just because it's cheap; there has to be some sort of catalyst for the company's business.
Q. WHAT'S YOUR OUTLOOK FOR 1997?
A. Valuations in the stock market have reached very high levels. As a result, I'm trying to be even more sensitive to a stock's valuation, because we could be entering a period when the market will become much more stock selective, rather than continuing its focus on the largest stocks in the S&P. At the same time, I'll do what I always do: focus on companies one at a time, looking for stocks selling at attractive valuations that I believe will appreciate in price because of some sort of catalyst.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of January 31, 1997, more than
$6 million
MANAGER: Paul Antico, since January 1997;
joined Fidelity in 1991
(checkmark)
ADVISOR CYCLICAL INDUSTRIES FUND
INVESTMENTS JANUARY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.7%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 8.1%
AIRCRAFT - 6.6%
Boeing Co.   1,500 $ 160,675
Lockheed Martin Corp.   657  60,444
McDonnell Douglas Corp.   3,900  262,275
Northrop Grumman Corp.   200  15,625
  499,019
AIRCRAFT & PARTS - 0.9%
Precision Castparts Corp.   500  25,625
Rohr Industries, Inc. (a)   500  10,750
Sundstrand Corp.   500  21,438
Wyman-Gordon Co. (a)  500  9,688
  67,501
AIRCRAFT EQUIPMENT - 0.2%
Aviall, Inc.   1,400  15,925
MISSILES & SPACE VEHICLES - 0.4%
Orbital Sciences Corp. (a)  600  10,350
Thiokol Corp.   300  16,800
  27,150
TOTAL AEROSPACE & DEFENSE   609,595
AIR TRANSPORTATION - 2.3%
AIR TRANSPORT, MAJOR NATIONAL - 2.3%
AMR Corp. (a)  1,500  120,750
America West Holding Corp. Class B (a)  1,900  28,263
Northwest Airlines Corp. Class A (a)  600  20,400
  169,413
AUTOS, TIRES, & ACCESSORIES - 7.7%
AUTO & TRUCK PARTS - 2.5%
Borg-Warner Automotive, Inc.   600  23,925
Eaton Corp.   400  28,000
SPX Corp.   1,600  65,000
TRW, Inc.   1,200  60,900
Wynn's International, Inc.   600  12,150
  189,975
MOTOR VEHICLES & CAR BODIES - 5.2%
Chrysler Corp.   3,300  115,088
General Motors Corp.   3,400  200,600
Honda Motor Co., Ltd. ADR  300  16,200
Lear Corp. (a)  700  26,163
PACCAR, Inc.   500  32,688
  390,739
TOTAL AUTOS, TIRES, & ACCESSORIES   580,714
BUILDING MATERIALS - 1.5%
AIRCONDITIONING EQUIPMENT - 0.3%
York International Corp.   500  25,875
PAINT & VARNISH - 0.8%
Lilly Industrial Coatings, Inc. Class A  2,000  39,750
Sherwin-Williams Co.   400  22,200
  61,950
PLUMBING SUPPLIES - WHOLESALE - 0.4%
Masco Corp.   800  27,600
TOTAL BUILDING MATERIALS   115,425
CHEMICALS & PLASTICS - 10.6%
AGRICULTURAL CHEMICALS - 0.7%
FMC Corp. (a)  400  28,050
OM Group, Inc.   900  26,550
  54,600

 SHARES VALUE (NOTE 1)
CHEMICALS - 7.3%
Cytec Industries, Inc. (a)  700 $ 27,913
du Pont (E.I.) de Nemours & Co.   2,200  241,175
Hercules, Inc.   900  39,713
Monsanto Co.   4,500  170,438
NL Industries, Inc.   2,300  27,600
Quaker Chemical Corp.   1,000  16,375
Witco Corp.   800  23,800
  547,014
CHEMICALS, GENERAL - 0.5%
Grace (WR) & Co.   700  34,825
INDUSTRIAL GASES - 1.5%
Air Products & Chemicals, Inc.   900  64,238
Praxair, Inc.   1,100  51,013
  115,251
PLASTICS - 0.4%
Sealed Air Corp. (a)  600  25,650
PLASTICS & SYNTHETIC RESINS - 0.2%
Spartech Corp.   1,500  16,313
TOTAL CHEMICALS & PLASTICS   793,653
COMMUNICATIONS EQUIPMENT - 0.2%
TELEPHONE EQUIPMENT - 0.2%
Perceptron, Inc. (a)  400  14,300
COMPUTERS & OFFICE EQUIPMENT - 0.8%
OFFICE AUTOMATION - 0.8%
Pitney Bowes, Inc.   1,000  57,625
CONGLOMERATES - 4.2%
AlliedSignal, Inc.   1,100  77,275
American Standard Companies, Inc. (a)   1,000  40,625
Harris Corp.   200  15,225
Textron, Inc.   400  38,950
Tyco International Ltd.   1,100  62,838
United Technologies Corp.   1,200  83,700
  318,613
CONSTRUCTION - 0.4%
GENERAL BUILDING - 0.2%
D.R. Horton, Inc.   1,300  15,438
OPERATIVE BUILDERS - 0.2%
Kaufman & Broad Home Corp.   1,000  14,125
TOTAL CONSTRUCTION   29,563
CONSUMER DURABLES - 1.9%
MANUFACTURING INDUSTRIES - 1.9%
Minnesota Mining & Manufacturing Co.   1,700  144,925
CONSUMER ELECTRONICS - 0.6%
APPLIANCES - 0.6%
Maytag Co.   1,300  26,650
Whirlpool Corp.   300  15,263
  41,913
DEFENSE ELECTRONICS - 1.1%
Litton Industries, Inc. (a)  1,000  45,000
Raytheon Co.   900  41,288
  86,288
ELECTRICAL EQUIPMENT - 10.9%
ELECTRICAL MACHINERY - 10.9%
Emerson Electric Co.   2,100  207,375
General Electric Co.   4,000  412,000
Westinghouse Electric Corp.   10,800  198,450
  817,825
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY SERVICES - 0.4%
OIL & GAS SERVICES - 0.4%
Dresser Industries, Inc.   800 $ 27,100
ENGINEERING - 0.7%
ARCHITECTS & ENGINEERS - 0.7%
EG & G, Inc.   1,200  25,500
Fluor Corp.   400  28,450
  53,950
HOLDING COMPANIES - 0.7%
HOLDING COMPANY OFFICES- 0.7%
Norfolk Southern Corp.   600  53,175
HOUSEHOLD PRODUCTS - 0.2%
MANUFACTURED PRODUCTS - 0.2%
Memtec Ltd. sponsored ADR   400  11,600
INDUSTRIAL MACHINERY & EQUIPMENT - 3.9%
ACCESS & MEASUREMENT CUTTING TOOLS - 0.4%
Stanley Works  800  30,400
CONSTRUCTION EQUIPMENT - 1.0%
Caterpillar, Inc.   1,000  77,625
FARM MACHINERY & EQUIPMENT - 0.9%
New Holland NV (a)  3,000  66,000
GENERAL INDUSTRIAL MACHINERY - 1.6%
Illinois Tool Works, Inc.   700  57,138
Ingersoll-Rand Co.   1,100  50,188
TRINOVA Corp.   400  15,400
  122,726
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   296,751
IRON & STEEL - 5.5%
BLAST FURNACES - 0.5%
AK Steel Holding Corp.   300  12,075
Steel Dynamics, Inc. (a)  1,000  23,250
  35,325
FABRICATED METAL PRODUCTS - 0.5%
SPS Technologies, Inc. (a)  600  38,400
IRON & STEEL BLAST FURN, MILLS - 4.3%
Inland Steel Industries, Inc.   1,000  19,125
Nucor Corp.   800  41,600
Quanex Corp.   10,000  265,000
  325,725
METAL FORGINGS & STAMPINGS - 0.2%
TriMas Corp.   500  11,125
TOTAL IRON & STEEL   410,575
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
MEDICAL TECHNOLOGY - 0.1%
Pall Corp.   500  11,188
METALS & MINING - 10.9%
ALUMINUM, EXTRUDED PRODUCTS - 1.5%
Alumax, Inc. (a)  3,300  115,500
COPPER ORES - 0.3%
Freeport McMoRan Copper & Gold, Inc.
 Class A  800  21,900
METAL MINING - 0.4%
Phelps Dodge Corp.   400  27,950

 SHARES VALUE (NOTE 1)
METAL ORES - 0.8%
Falconbridge Ltd.   1,600 $ 36,702
Pechiney SA Class A  600  24,260
  60,962
METALS & MINERALS - WHOLESALE - 0.3%
Elkem ASA  1,600  25,161
METALS SERVICE CENTERS - WHOLESALE - 0.2%
Ryerson Tull, Inc. Class A (a)  1,000  15,375
NON-METALLIC MINERAL MINING - 0.6%
Freeport McMoRan, Inc. par $0.01  800  23,100
Martin Marietta Materials, Inc.   674  17,945
  41,045
PRIMARY PRODUCTION OF ALUMINUM - 0.6%
Reynolds Metals Co.   800  48,300
PRIME NONFERROUS SMELTING - 6.0%
Alcan Aluminium Ltd.   3,300  116,610
Aluminum Co. of America  3,000  207,000
Inco Ltd.   3,700  125,801
  449,411
SECONDARY NONFERROUS SMELTING - 0.2%
IMCO Recycling, Inc.   800  11,900
TOTAL METALS & MINING   817,504
OIL & GAS - 0.2%
OIL & GAS EXPLORATION - 0.2%
Union Pacific Resources Group, Inc.   592  16,798
PACKAGING & CONTAINERS - 2.0%
GLASS CONTAINERS - 1.6%
Owens-Illinois, Inc. (a)  5,000  118,750
METAL CANS & SHIPPING CONTAINERS - 0.4%
Crown Cork & Seal Co., Inc.   500  28,750
TOTAL PACKAGING & CONTAINERS   147,500
PAPER & FOREST PRODUCTS - 10.0%
CONVERTED PAPER & PAPERBOARD - 0.7%
Boise Cascade Corp.   1,500  51,750
PAPER - 7.1%
Champion International Corp.   1,100  46,063
Georgia-Pacific Corp.   600  44,175
International Paper Co.   2,300  94,013
James River Corp.  1,800  57,825
Stone Container Corp.   3,400  45,900
Temple-Inland, Inc.   1,000  55,250
Union Camp Corp.   1,000  47,375
Westvaco Corp.   1,700  49,725
Weyerhaeuser Co.   1,100  50,050
Willamette Industries, Inc.   700  44,013
  534,389
PAPERBOARD MILLS - 1.4%
Jefferson Smurfit Corp. (a)  3,900  60,938
Mead Corp.   800  45,000
  105,938
SANITARY PAPER PRODUCTS - 0.8%
Fort Howard Corp. (a)  1,900  60,325
TOTAL PAPER & FOREST PRODUCTS   752,402
PHOTOGRAPHIC EQUIPMENT - 0.3%
Imation Corp. (a)  900  26,213
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
POLLUTION CONTROL - 2.8%
POLLUTION EQUIPMENT & DESIGN - 0.3%
Ogden Corp.   1,200 $ 24,300
REFUSE SYSTEMS - 2.1%
Browning-Ferris Industries, Inc.   1,400  45,500
United Waste Systems, Inc. (a)  800  30,300
WMX Technologies, Inc.   2,200  80,575
  156,375
SANITARY SERVICES - 0.4%
USA Waste Services, Inc. (a)  800  29,200
TOTAL POLLUTION CONTROL   209,875
PRINTING - 0.5%
COMMERCIAL PRINTING - 0.5%
Deluxe Corp.   1,300  39,975
RAILROADS - 1.4%
RAILROAD EQUIPMENT - 0.5%
Bombardier, Inc. Class B  1,800  34,743
RAILROADS - 0.9%
Conrail, Inc.   272  29,172
Union Pacific Corp.   400  24,000
Wisconsin Central Transportation Corp. (a)  450  16,706
  69,878
TOTAL RAILROADS   104,621
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
RETAIL, GENERAL - 0.1%
Office Depot, Inc. (a)   300  6,225
Officemax, Inc. (a)   300  3,600
  9,825
SERVICES - 0.3%
PERSONNEL SUPPLY SERVICES - 0.3%
Manpower, Inc.   700  22,400
SHIP BUILDING & REPAIR - 1.7%
SHIP BUILDERS - 1.4%
Avondale Industries, Inc. (a)  2,200  49,500
General Dynamics Corp.   800  56,500
  106,000
SHIP BUILDING & REPAIRING - 0.3%
Newport News Shipbuilding, Inc.   1,200  19,200
TOTAL SHIP BUILDING & REPAIR   125,200
TEXTILES & APPAREL - 0.5%
TEXTILE MILL PRODUCTS - 0.5%
Burlington Industries, Inc. (a)  900  10,800
Westpoint Stevens, Inc. Class A (a)  900  28,125
  38,925
TRUCKING & FREIGHT - 1.2%
FREIGHT FORWARDING - 0.4%
Air Express International Corp.   400  12,675
Expeditors International of
 Washington, Inc.   600  12,975
  25,650
TRUCKING, LOCAL & LONG DISTANCE - 0.2%
Consolidated Freightways Corp.  50  438
Consolidated Freightways, Inc.   100  2,538
Werner Enterprises, Inc.   700  12,600
  15,576

 SHARES VALUE (NOTE 1)
TRUCKING, LONG DISTANCE - 0.6%
USFreightways Corp.   1,200 $ 30,450
Yellow Corp. (a)  900  15,413
  45,863
TOTAL TRUCKING & FREIGHT   87,089
TOTAL COMMON STOCKS
 (Cost $6,379,066)   7,042,518
CASH EQUIVALENTS - 6.3%
Taxable Central Cash Fund (b)
 (Cost $473,315)   473,315  473,315
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $6,852,381)  $ 7,515,833
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.39%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $6,852,381. Net unrealized appreciation aggregated $663,452, of which $732,990 related to appreciated investment securities and $69,538 related to depreciated investment securities.
ADVISOR CYCLICAL INDUSTRIES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value                                                                                $ 7,515,833
(cost $6,852,381) - See accompanying schedule

Receivable for investments sold                                                                                    110,032

Receivable for fund shares sold                                                                                    22,146

Dividends receivable                                                                                               2,932

Interest receivable                                                                                                3,070

Prepaid expenses                                                                                                   34,673

Receivable from investment adviser for expense reductions                                                          20,660

 TOTAL ASSETS                                                                                                      7,709,346

LIABILITIES

Payable for investments purchased                                                                      $ 72,166

Payable for fund shares redeemed                                                                        4,818

Distribution fees payable                                                                               464

Other payables and accrued expenses                                                                     16,046

 TOTAL LIABILITIES                                                                                                 93,494

NET ASSETS                                                                                                        $ 7,615,852

Net Assets consist of:

Paid in capital                                                                                                   $ 6,893,562

Distributions in excess of net investment income                                                                   (5,150
                                                                                                                  )

Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions                63,988

Net unrealized appreciation (depreciation) on investments                                                          663,452

NET ASSETS                                                                                                        $ 7,615,852

CALCULATION OF MAXIMUM                                                                                             $11.46
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE and redemption
  price per share ($269,407 (divided by)
  23,504 shares)

 Maximum offering price per share                                                                                  $12.09
 (100/94.75 of $11.46)

 CLASS T:                                                                                                          $11.45
 NET ASSET VALUE and redemption
  price per share ($1,286,336 (divided by)
  112,334 shares)

 Maximum offering price per share                                                                                  $11.87
 (100/96.50 of $11.45)

 INSTITUTIONAL CLASS:                                                                                              $11.46
 NET ASSET VALUE, offering price
  and redemption price per share
  ($6,060,109 (divided by) 528,638 shares)


STATEMENT OF OPERATIONS

 SEPTEMBER 3, 1996 (COMMENCEMENT OF OPERATIONS) TO
 JANUARY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                           $ 33,072
Dividends

Interest                                                                                     9,201

 TOTAL INCOME                                                                                42,273

EXPENSES

Management fee                                                                   $ 14,428

Transfer agent fees                                                               547
Class A

 Class T                                                                          923

 Institutional Class                                                              3,195

Distribution fees                                                                 219
Class A

 Class T                                                                          1,027

Accounting fees and expenses                                                      25,104

Non-interested trustees' compensation                                             10

Custodian fees and expenses                                                       4,912

Registration fees                                                                 12,568
Class A

 Class T                                                                          10,711

 Institutional Class                                                              10,950

Audit                                                                             7,563

Legal                                                                             639

 Total expenses before reductions                                                 92,796

 Expense reductions                                                               (56,063    36,733
                                                                                 )

NET INVESTMENT INCOME                                                                        5,540

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                            109,972

 Foreign currency transactions                                                    (2         109,970
                                                                                 )

Change in net unrealized appreciation (depreciation) on investment securities                663,452

NET GAIN (LOSS)                                                                              773,422

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ 778,962


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SEPTEMBER 3, 1996
                                    (COMMENCEMENT
                                    OF OPERATIONS) TO
                                    JANUARY 31, 1997
                                    (UNAUDITED)


Operations                                                                               $ 5,540
Net investment income

 Net realized gain (loss)                                                                 109,970

 Change in net unrealized appreciation (depreciation)                                     663,452

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          778,962

Distributions to shareholders                                                             (109)
From net investment income
 Class A

  Class T                                                                                 (309)

  Institutional Class                                                                     (5,122)

 In excess of net investment income                                                       (101)
 Class A

  Class T                                                                                 (287)

  Institutional Class                                                                     (4,762)

 From net realized gain                                                                   (1,679)
 Class A

  Class T                                                                                 (4,766)

  Institutional Class                                                                     (39,537)

 TOTAL DISTRIBUTIONS                                                                      (56,672)

Share transactions - net increase (decrease)                                              6,893,562

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                 7,615,852

NET ASSETS                                                                                -
 Beginning of period

 End of period (including distributions in excess of net investment income of $5,150)    $ 7,615,852



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997
      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                            $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income                                                                                               -

 Net realized and unrealized gain (loss)                                                                                 1.55

 Total from investment operations                                                                                    1.55

Less Distributions

 From net investment income                                                                                            (.01)

 In excess of net investment income                                                                                    -

 From net realized gain                                                                                                  (.08)

 Total distributions                                                                                                  (.09)

Redemption fees added to paid in capital                                                                               -

Net asset value, end of period                                                                                        $ 11.46

TOTAL RETURN B, C                                                                                                       15.53%

RATIOS AND SUPPLEMENTAL DATA                                                                                           $ 269
Net assets, end of period (000 omitted)

Ratio of expenses to average net assets                                                                               1.75% A
                                                                                                                         , E

Ratio of expenses to average net assets after expense reductions                                                       1.74% A
                                                                                                                   , F

Ratio of net investment income to average net assets                                                                    - A

Portfolio turnover                                                                                                    43% A

Average commission rate G                                                                                          $ .0210

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D
NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F FMR OR
THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). G A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997
      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                            $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income (loss)                                                                                         (.01)

 Net realized and unrealized gain (loss)                                                                                 1.55

 Total from investment operations                                                                                        1.54

Less Distributions

 From net investment income                                                                                             (.01)

 In excess of net investment income                                                                                -

 From net realized gain                                                                                                  (.08)

 Total distributions                                                                                                    (.09)

Redemption fees added to paid in capital                                                                              -

Net asset value, end of period                                                                                        $ 11.45

TOTAL RETURN B, C                                                                                                       15.43%

RATIOS AND SUPPLEMENTAL DATA                                                                                       $ 1,286
Net assets, end of period (000 omitted)

Ratio of expenses to average net assets                                                                              2.00% A,
                                                                                                                         E

Ratio of expenses to average net assets after expense reductions                                                       1.99% A,
                                                                                                                     F

Ratio of net investment income (loss) to average net assets                                                            (.24)%
                                                                                                                    A

Portfolio turnover                                                                                                    43% A

Average commission rate G                                                                                           $ .0210

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D
NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE
CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F
FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). G A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997
      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                             $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income                                                                                                 .01

 Net realized and unrealized gain (loss)                                                                               1.55

 Total from investment operations                                                                                     1.56

Less Distributions

 From net investment income                                                                                         (.01)

 In excess of net investment income                                                                                 (.01)

 From net realized gain                                                                                               (.08)

 Total distributions                                                                                                    (.10)

Redemption fees added to paid in capital                                                                                 -

Net asset value, end of period                                                                                       $ 11.46

TOTAL RETURN B, C                                                                                                      15.63%

RATIOS AND SUPPLEMENTAL DATA                                                                                          $ 6,060
Net assets, end of period (000 omitted)

Ratio of expenses to average net assets                                                                                 1.50% A,
                                                                                                                   E

Ratio of expenses to average net assets after expense reductions                                                 1.46% A,
                                                                                                                       F

Ratio of net investment income to average net assets                                                               .28% A

Portfolio turnover                                                                                                    43% A

Average commission rate G                                                                                               $ .0210

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION
RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Cyclical Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, redemption fees, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
On November 14, 1996, the Board of Trustees approved the creation of an additional class of shares, Class B shares. Offering of the new class commences on March 3, 1997. Class B shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a contingent deferred sales charge levied on Class B share redemptions. This charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $7,319,971 and $1,050,876, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and .50% of the average net assets of the Class A and Class T shares, respectively. For the period, the fund paid FDC $219 and $1,027 under the Class A and Class T Plans, all of which was paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% for selling Class A and Class T shares of the fund, respectively.
For the period, FDC received sales charges of $7,176 and $7,260 on sales of Class A and Class T shares of the fund, of which $4,320 and $4,926 were paid to securities dealers, banks, and other financial institutions. TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A, Class T and Institutional Class shares. Prior to January 1, 1997, State Street Bank and Trust Company acted in that capacity
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
for the fund's Class T shares, and delegated certain of these services to FIIOC for which FIIOC received its allocable share of all such fees. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annualized rates of .62%, .44%, and .15% of the average net assets of Class A, Class T, and Institutional Class, respectively.
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $330 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above annual rates of 1.75%, 2.00%, and 1.50% of average net assets for Class A, Class T, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $13,453, $12,853, and $28,991 for Class A, Class T, and Institutional Class, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $119 under this arrangement.
In addition, the fund has entered into an arrangement with each class' transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, Institutional Class expenses were reduced by $647 under the transfer agent arrangements.
6. BENEFICIAL INTEREST.
At the end of the period, FMR and its affiliates were record owners of approximately 15.2% of the total outstanding shares of the fund. In addition, one unaffiliated shareholder was record owner of more than 10% of the total outstanding shares of the fund, totaling 67.1%.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                                 SHARES          DOLLARS

                                 PERIOD ENDED    PERIOD ENDED
                                 JANUARY 31,     JANUARY 31,

                                 1997 A          1997 A



CLASS A                           25,653         $ 267,356
Shares sold

Reinvestment of distributions     169             1,885

Shares redeemed                   (2,318)         (26,106)

Redemption fees                   -               43

Net increase (decrease)           23,504         $ 243,178

CLASS T                           112,600        $ 1,241,366
Shares sold

Reinvestment of distributions     440             4,903

Shares redeemed                   (706)           (7,967)

Redemption fees                   -               60

Net increase (decrease)           112,334        $ 1,238,362

INSTITUTIONAL CLASS               552,969        $ 5,677,168
Shares sold

Reinvestment of distributions     4,432           49,421

Shares redeemed                   (28,763)        (315,638)

Redemption fees                   -               1,071

Net increase (decrease)           528,638        $ 5,412,022

A SHARE TRANSACTIONS FOR EACH CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1997.
ADVISOR FINANCIAL SERVICES FUND - INSTITUTIONAL CLASS
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                               LIFE OF
JANUARY 31, 1997                           FUND

FINANCIAL SERVICES - INSTITUTIONAL CLASS   23.51%

S&P 500                                    21.57%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Institutional Class' returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and return
of
a fund that invests in a sector will vary. That
means if you sell your shares during a sector
downturn, you might lose money. But if you
can identify a sector that is about to
experience rapid growth you may have the
potential for above-average gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970213 152146 S00000000000001
             FA Financial Serv -CL I     SP Standard & Poor 500
             00273                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10620.00                    10561.42
  1996/10/31      11190.00                    10852.70
  1996/11/30      12090.00                    11673.05
  1996/12/31      11729.57                    11441.81
  1997/01/31      12351.14                    12156.70
IMATRL PRASUN   SHR__CHT 19970131 19970213 152148 R00000000000008

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by January 31, 1997, the value of the investment would have grown to $12,351 - a 23.51% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,157 - a 21.57% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1997
                                % OF FUND'S
                                INVESTMENTS

American Express Co.            6.5

Citicorp                        5.8

Household International, Inc.   5.5

BankAmerica Corp.               5.1

Wachovia Corp.                  5.1

Barnett Banks, Inc.             5.1

First Chicago NBD Corp.         4.9

Allstate Corp.                  4.9

Capital One Financial Corp.     4.6

National City Corp.             4.2

TOP INDUSTRIES AS OF JANUARY 31, 1997
National Commercial
Banks 32.6%
Personal Credit
Institutions 16.5%
Financial Services 11.8%
Property-Casualty &
Reinsurance 7.7%
Federal & Federally Sponsored
Credit Agencies 5.4%
All Others 26.0%*
Row: 1, Col: 1, Value: 26.0
Row: 1, Col: 2, Value: 5.4
Row: 1, Col: 3, Value: 7.7
Row: 1, Col: 4, Value: 11.8
Row: 1, Col: 5, Value: 16.5
Row: 1, Col: 6, Value: 32.6
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR FINANCIAL SERVICES FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Louis Salemy, Portfolio Manager of Fidelity Advisor Financial Services Fund
Q. LOUIS, HOW DID THE FUND PERFORM?
A. The fund did very well. While we typically look at performance over six- and 12-month increments, this fund began on September 3, 1996. From that date through January 31, 1997, the fund's Institutional Class shares produced a return of 23.51%. The Standard & Poor's 500 Index had a return of 21.57% over the same period.
Q. IT WAS A STRONG PERIOD FOR FINANCE-RELATED STOCKS. WHAT FACTORS WERE CONDUCIVE TO THIS PERFORMANCE?
A. The main factor I'd point to was the friendly investing environment. The interest rate situation stayed fairly moderate throughout the period - rates weren't going down and they're weren't going up. This climate typically leads to strong performance in the finance area. Additionally, there was a decent amount of takeover activity going on, and the market reacted favorably to that.
Q. WHY WERE COMPANIES ENGAGING IN THIS TYPE OF ACTIVITY, AND WHY DOES THE MARKET LIKE TAKEOVERS?
A. In an economy like we've seen, scale becomes an overriding factor. By that, I mean companies are of the mindset that bigger is better. Companies also needed to become more competitive; if a company was to run its business on a daily basis without doing anything proactively, its returns would most likely be on the down slope. In seeking to get a competitive edge, the bigger is better mentality took shape. To answer the second part of the question, the market thinks highly of takeovers because they can frequently be a win-win situation. Not only does the acquiring company's stock tend to rise, but so does the stock of the company being acquired.
Q. VALUATIONS SEEMED TO BE PARTICULARLY HIGH DURING THE PERIOD. CAN YOU SPEAK TO THAT?
A. Stocks were really expensive, and this was true of the overall market. In that kind of environment, I try to consider the share price relative to where the market is. On an absolute basis, I've never seen such high valuation levels. In selecting stocks for the fund, I'm willing to pay a higher price, but I need to see positive future return prospects.
Q. WITHIN THE FINANCE SECTOR, BANKS PERFORMED QUITE WELL. WHAT WAS GOING ON IN THIS AREA?
A. The market didn't really differentiate between the regional banks and the money-center banks. Overall, the performance of the larger-capitalization banks exceeded that of the smaller caps. The fund had more of a bias toward the large-cap banks, which worked in my favor. When looking at bank stocks, I tend to gravitate toward the ones that are taking proactive steps to improve their business. During the period, the larger banks fell into this category more so than their smaller counterparts.
Q. HOW ABOUT THE INSURANCE AND CREDIT CARD SECTORS?
A. The same environment that was beneficial to bank stocks was negative for insurance-related stocks, as negative pricing trends took hold. Overall, insurance stocks were the weakest performing group in the finance industry. Credit card stocks, on the other hand, went through some consolidation. First USA, for example, was acquired by BankOne in a fairly significant deal involving two of the fund's positions. A high level of consumer debt, however, kept the credit card group from performing extremely well.
Q. FROM AN INDIVIDUAL INVESTMENT STANDPOINT, WHICH STOCKS PERFORMED WELL? WHICH WOULD YOU CATEGORIZE AS DISAPPOINTMENTS?
A. American Express was a very solid contributor to the fund's returns. There was some speculation during the period that American Express was going to merge with Citicorp and this may have fueled an uptick in the share price. American Express also had strong earnings growth, which the market finally recognized. Household International, a consumer credit company, also performed well on the heels of new management and a more proactive business approach. In terms of disappointments, I could have owned more bigger-cap regional banks, but valuations and my perceptions of their fundamental characteristics kept me conservative. Mercury Finance, a consumer credit company that the fund no longer owns, ran into accounting problems and hurt the fund somewhat.
Q. WHAT'S YOUR OUTLOOK?
A. I'll continue to seek out stocks of companies that are willing to take a proactive approach to increase their returns. If interest rates were to rise and credit losses increased, this would have a negative effect on the finance sector as a whole.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of January 31, 1997, more than
$6 million
MANAGER: Paul Antico, since January 1997;
joined Fidelity in 1991
(checkmark)
ADVISOR FINANCIAL SERVICES FUND
INVESTMENTS JANUARY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 92.3%
 SHARES VALUE (NOTE 1)
BANKS - 37.8%
NATIONAL COMMERCIAL BANKS - 32.6%
Bank of New York Co., Inc.   23,880 $ 874,603
BankAmerica Corp.   10,000  1,116,250
Capital One Financial Corp.   25,000  1,000,000
Citicorp  10,865  1,264,414
Fleet Financial Group, Inc.   9,300  502,200
National City Corp.   19,870  901,601
NationsBank Corp.   530  57,240
U.S. Bancorp  5,000  227,813
Wachovia Corp.  19,105  1,100,926
Zions Bancorp  300  34,650
  7,079,697
STATE BANKS FEDERAL RESERVE - 5.2%
Barnett Banks, Inc.   25,000  1,100,000
Crestar Financial Corp.   450  15,525
  1,115,525
TOTAL BANKS   8,195,222
CREDIT & OTHER FINANCE - 28.9%
FINANCIAL SERVICES - 11.8%
American Express Co.   22,600  1,409,675
Finova Group, Inc.   280  20,160
First Chicago NBD Corp.   18,770  1,072,236
First USA, Inc.   560  28,350
Transamerica Corp.   400  32,900
  2,563,321
MORTGAGE BANKERS - 0.6%
Green Tree Financial Corp.   3,035  117,986
PERSONAL CREDIT INSTITUTIONS - 16.5%
Associates First Capital Corp.   14,900  724,513
Beneficial Corp.   11,800  793,550
Household International, Inc.   12,080  1,197,430
MBNA Corp.   25,000  862,500
  3,577,993
TOTAL CREDIT & OTHER FINANCE   6,259,300
FEDERAL SPONSORED CREDIT - 5.4%
FEDERAL & FEDERALLY SPONSORED CREDIT AGENCIES - 5.4%
Federal Home Loan Mortgage
 Corporation  5,720  173,030
Federal National Mortgage Association  6,235  246,283
Student Loan Marketing Association  7,000  762,125
  1,181,438
INSURANCE - 16.6%
ACCIDENT & HEALTH INSURANCE - 0.5%
Provident Companies, Inc.   2,250  110,531
INSURANCE BROKERS & SERVICES - 0.5%
ITT Hartford Group, Inc.   1,600  117,400
INSURANCE CARRIERS - 3.0%
AFLAC, Inc.   2,200  87,725
AMBAC, Inc.   5,800  388,600
MGIC Investment Corp.   2,200  162,250
  638,575
LIFE INSURANCE - 4.5%
American Bankers Insurance Group, Inc.   2,600  144,300
Aon Corp.   2,000  129,250
Penncorp. Financial Group, Inc.   1,425  52,191
Providian Corp.   5,305  285,807

 SHARES VALUE (NOTE 1)
UICI (a)  1,600 $ 47,800
UNUM Corp.   4,200  317,625
  976,973
MULTI-LINE INSURANCE - 0.4%
Aetna, Inc.   600  47,400
CIGNA Corp.   200  30,325
  77,725
PROPERTY-CASUALTY & REINSURANCE - 7.7%
Allstate Corp.   16,085  1,057,589
American International Group, Inc.   3,080  373,065
Berkley (W.R.) Corp.   2,000  96,500
Progressive Corp.   2,200  146,025
  1,673,179
TOTAL INSURANCE   3,594,383
REAL ESTATE INVESTMENT TRUSTS - 1.1%
IRT Property Co.   20,000  240,000
SECURITIES INDUSTRY - 2.5%
SECURITY & COMMODITY BROKERS - 0.8%
Legg Mason, Inc.   2,500  113,125
Merrill Lynch & Co., Inc.   380  32,015
Morgan Stanley Group, Inc.   400  22,850
  167,990
SECURITY BROKERS & DEALERS - 1.7%
Lehman Brothers Holdings, Inc.   12,000  379,500
TOTAL SECURITIES INDUSTRY   547,490
TOTAL COMMON STOCKS
 (Cost $18,481,562)   20,017,833
CASH EQUIVALENTS - 7.7%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.55%, dated
 1/31/97 due 2/3/97  $ 200,093  200,000

 SHARES

Taxable Central Cash Fund (b)   1,466,984  1,466,984
TOTAL CASH EQUIVALENTS
 (Cost $1,666,984)   1,666,984
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $20,148,546)   $ 21,684,817
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.39%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $20,148,546. Net unrealized appreciation aggregated $1,536,271, of which $1,574,423 related to appreciated investment securities and $38,152 related to depreciated investment securities. ADVISOR FINANCIAL SERVICES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 JANUARY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase agreements of $200,000) (cost $20,148,546) - See           $ 21,684,817
accompanying schedule

Cash                                                                                                                 397

Receivable for investments sold                                                                                      834,757

Receivable for fund shares sold                                                                                      439,124

Dividends receivable                                                                                                 26,364

Interest receivable                                                                                                  8,362

Prepaid expenses                                                                                                     34,673

Receivable from investment adviser for expense reductions                                                            9,300

 TOTAL ASSETS                                                                                                        23,037,794

LIABILITIES

Payable for investments purchased                                                                       $ 327,798

Payable for fund shares redeemed                                                                         12,985

Distribution fees payable                                                                                7,041

Other payables and accrued expenses                                                                      19,863

 TOTAL LIABILITIES                                                                                                   367,687

NET ASSETS                                                                                                           $ 22,670,107

Net Assets consist of:

Paid in capital                                                                                                     $ 21,091,993

Undistributed net investment income                                                                                  2,554

Accumulated undistributed net realized gain (loss) on investments                                                    39,289

Net unrealized appreciation (depreciation) on investments                                                            1,536,271

NET ASSETS                                                                                                          $ 22,670,107

CALCULATION OF MAXIMUM                                                                                               $12.32
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE and redemption
  price per share ($2,894,798 (divided by)
  234,983 shares)

 Maximum offering price per share                                                                                    $13.00
 (100/94.75 of $12.32)

 CLASS T:                                                                                                             $12.30
 NET ASSET VALUE and redemption
  price per share ($18,681,135 (divided by)
  1,519,078 shares)

 Maximum offering price per share                                                                                     $12.75
 (100/96.50 of $12.30)

 INSTITUTIONAL CLASS:                                                                                                 $12.32
 NET ASSET VALUE, offering price
  and redemption price per share
  ($1,094,174 (divided by) 88,835 shares)


STATEMENT OF OPERATIONS

 SEPTEMBER 3, 1996 (COMMENCEMENT OF OPERATIONS) TO
 JANUARY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                           $ 66,923
Dividends

Interest                                                                                     29,295

 TOTAL INCOME                                                                                96,218

EXPENSES

Management fee                                                                   $ 24,665

Transfer agent fees                                                               1,738
Class A

 Class T                                                                          9,552

 Institutional Class                                                              850

Distribution fees                                                                 1,307
Class A

 Class T                                                                          15,918

Accounting fees and expenses                                                      25,000

Non-interested trustees' compensation                                             12

Custodian fees and expenses                                                       6,250

Registration fees                                                                 12,596
Class A

 Class T                                                                          10,747

 Institutional Class                                                              10,880

Audit                                                                             7,567

Legal                                                                             637

 Total expenses before reductions                                                 127,719

 Expense reductions                                                               (48,745    78,974
                                                                                 )

NET INVESTMENT INCOME                                                                        17,244

REALIZED AND UNREALIZED GAIN (LOSS)                                                          53,131
Net realized gain (loss) on
investment securities

Change in net unrealized appreciation (depreciation) on investment securities                1,536,271

NET GAIN (LOSS)                                                                              1,589,402

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ 1,606,646


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SEPTEMBER 3, 1996
                                    (COMMENCEMENT
                                    OF OPERATIONS) TO
                                    JANUARY 31, 1997
                                    (UNAUDITED)


Operations                                                                  $ 17,244
Net investment income

 Net realized gain (loss)                                                    53,131

 Change in net unrealized appreciation (depreciation)                        1,536,271

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             1,606,646

Distributions to shareholders                                                (1,792)
From net investment income
 Class A

  Class T                                                                    (11,201)

  Institutional Class                                                        (1,697)

 From net realized gain                                                      (1,792)
 Class A

  Class T                                                                    (11,201)

  Institutional Class                                                        (849)

 TOTAL DISTRIBUTIONS                                                         (28,532)

Share transactions - net increase (decrease)                                 21,091,993

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                    22,670,107

NET ASSETS

 Beginning of period                                                         -

 End of period (including undistributed net investment income of $2,554)    $ 22,670,107



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997
      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                             $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income                                                                                                 .03

 Net realized and unrealized gain (loss)                                                                                  2.31

 Total from investment operations                                                                                     2.34

Less Distributions

 From net investment income                                                                                         (.01)

 From net realized gain                                                                                               (.01)

 Total distributions                                                                                                     (.02)

Redemption fees added to paid in capital                                                                                 -

Net asset value, end of period                                                                                          $ 12.32

TOTAL RETURN B, C                                                                                                        23.41%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                               $ 2,895

Ratio of expenses to average net assets                                                                          1.75% A
                                                                                                                   , E

Ratio of expenses to average net assets after expense reductions                                                          1.73% A
                                                                                                                         , F

Ratio of net investment income to average net assets                                                                 .59% A

Portfolio turnover                                                                                                     123% A

Average commission rate G                                                                                            $ .0333

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D
NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F FMR OR
THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). G A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997
      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                             $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income                                                                                                   .02

 Net realized and unrealized gain (loss)                                                                              2.30

 Total from investment operations                                                                                       2.32

Less Distributions

 From net investment income                                                                                            (.01)

 From net realized gain                                                                                                 (.01)

 Total distributions                                                                                                     (.02)

Redemption fees added to paid in capital                                                                                 -

Net asset value, end of period                                                                                       $ 12.30

TOTAL RETURN B, C                                                                                                   23.21%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                               $ 18,681

Ratio of expenses to average net assets                                                                              2.00% A,
                                                                                                                         E

Ratio of expenses to average net assets after expense reductions                                                    1.98% A,
                                                                                                                         F

Ratio of net investment income to average net assets                                                                   .34% A

Portfolio turnover                                                                                                    123% A

Average commission rate G                                                                                             $ .0333

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D
NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F FMR OR
THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). G A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997
      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                            $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income                                                                                             .04

 Net realized and unrealized gain (loss)                                                                           2.31

 Total from investment operations                                                                                       2.35

Less Distributions

 From net investment income                                                                                             (.02)

 From net realized gain                                                                                                (.01)

 Total distributions                                                                                                    (.03)

Redemption fees added to paid in capital                                                                                 -

Net asset value, end of period                                                                                        $ 12.32

TOTAL RETURN B, C                                                                                                        23.51%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                                $ 1,094

Ratio of expenses to average net assets                                                                            1.50% A,
                                                                                                                    E

Ratio of expenses to average net assets after expense reductions                                                    1.49% A,
                                                                                                                    F

Ratio of net investment income to average net assets                                                                  .83% A

Portfolio turnover                                                                                                   123% A

Average commission rate G                                                                                           $ .0333

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Financial Services Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, redemption fees, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
On November 14, 1996, the Board of Trustees approved the creation of an additional class of shares, Class B shares. Offering of the new class commences on March 3, 1997. Class B shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a contingent deferred sales charge levied on Class B share redemptions. This charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $23,885,180 and $5,456,749, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and .50% of the average net assets of the Class A and Class T shares, respectively. For the period, the fund paid FDC $1,307 and $15,918 under the Class A and Class T Plans, all of which was paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% for selling Class A and Class T shares of the fund, respectively.
For the period, FDC received sales charges of $63,381 and $144,481 on sales of Class A and Class T shares of the fund, of which $50,686 and $115,237 were paid to securities dealers, banks, and other financial institutions. TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A, Class T and Institutional Class shares. Prior to January 1, 1997, State Street Bank and Trust Company acted in that capacity for the fund's Class T shares, and delegated certain of these services to FIIOC for which FIIOC received its allocable share of all such fees. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annualized rates of .33%, .30%, and .22% of the average net assets of Class A, Class T, and Institutional Class, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $3,151 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above annual rates of 1.75%, 2.00%, and 1.50% of average net assets for Class A, Class T, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $14,441, $20,742, and $12,871 for Class A, Class T, and Institutional Class, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $662 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $29 under the custodian arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                                 SHARES          DOLLARS

                                 PERIOD ENDED    PERIOD ENDED
                                 JANUARY 31,     JANUARY 31,

                                 1997 A          1997 A



CLASS A                           237,768        $ 2,717,399
Shares sold

Reinvestment of distributions     294             3,494

Shares redeemed                   (3,079)         (36,172)

Redemption fees                   -               169

Net increase (decrease)           234,983        $ 2,684,890

CLASS T                           1,550,762      $ 17,878,856
Shares sold

Reinvestment of distributions     1,650           19,567

Shares redeemed                   (33,334)        (393,884)

Redemption fees                   -               1,029

Net increase (decrease)           1,519,078      $ 17,505,568

INSTITUTIONAL CLASS               88,621         $ 898,921
Shares sold

Reinvestment of distributions     214             2,546

Shares redeemed                   -               -

Redemption fees                   -               68

Net increase (decrease)           88,835         $ 901,535

A SHARE TRANSACTIONS FOR EACH CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1997.
ADVISOR HEALTH CARE FUND - INSTITUTIONAL CLASS
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                        LIFE OF
JANUARY 31, 1997                    FUND

HEALTH CARE - INSTITUTIONAL CLASS   17.10%

S&P 500                             21.57%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Institutional Class' returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and return
of
a fund that invests in a sector will vary. That
means if you sell your shares during a sector
downturn, you might lose money. But if you
can identify a sector that is about to
experience rapid growth you may have the
potential for above-average gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970212 160715 S00000000000001
             FA Health Care -CL I        SP Standard & Poor 500
             00271                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10670.00                    10561.42
  1996/10/31      10430.00                    10852.70
  1996/11/30      10960.00                    11673.05
  1996/12/31      11030.00                    11441.81
  1997/01/31      11710.00                    12156.70
IMATRL PRASUN   SHR__CHT 19970131 19970212 160717 R00000000000008

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by January 31, 1997, the value of the investment would have grown to $11,710 - a 17.10% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,157 - a 21.57% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1997
                               % OF FUND'S
                               INVESTMENTS

Schering-Plough Corp.          6.7

Pfizer, Inc.                   6.5

Bristol-Myers Squibb Co.       5.3

Merck & Co., Inc.              5.0

Warner-Lambert Co.             4.9

American Home Products Corp.   4.4

Johnson & Johnson              3.6

SmithKline Beecham PLC ADR     2.8

Abbott Laboratories            2.3

Lilly (Eli) & Co.              2.0

TOP INDUSTRIES AS OF JANUARY 31, 1997
Drugs 44.4%
Medical Supplies &
Appliances 11.4%
Medical Technology 8.7%
Pharmaceutical Preparations 5.4%
Hospitals 5.4%
All Others 24.7%*
Row: 1, Col: 1, Value: 24.7
Row: 1, Col: 2, Value: 5.4
Row: 1, Col: 3, Value: 5.4
Row: 1, Col: 4, Value: 8.699999999999999
Row: 1, Col: 5, Value: 11.4
Row: 1, Col: 6, Value: 44.4
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR HEALTH CARE FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Karen Firestone, Portfolio Manager of Fidelity Advisor Health Care Fund
Q. KAREN, HOW DID THE FUND PERFORM?
A. For the period from September 3, 1996 - when the fund started - through January 31, 1997, the fund's Institutional Class shares returned 17.10%. By comparison, the Standard & Poor's 500 Index returned 21.57% over the same period.
Q. WHY DID THE FUND UNDERPERFORM THE S&P 500 INDEX?
A. There were several general reasons. While health care companies showed solid growth and steady profits during the period, they certainly did not perform as well as technology stocks, which led the market and made up a notable part of the index. I did try to take advantage of the technology trend by buying some medical equipment and supplies companies, which make products such as defibrillators and pacemakers. However, these companies underperformed the overall health care sector. The index also benefited from holding cyclical stocks - those that tend to perform well when the market is strong. These stocks turned in solid performances over the period. Health care companies are not considered cyclicals since people need health care all the time, not just when the economy is up.
Q. WERE THERE REASONS THAT WERE MORE SPECIFIC TO THE FUND ITSELF?
A. Yes. As I mentioned, medical equipment and supplies companies - which made up about 25% of the fund - underperformed. The most notable underperformer was St. Jude Medical, a fairly heavy holding of the fund during the period. St. Jude fell on rough times soon after it acquired a company called Ventrotechs. That's because Ventrotechs almost immediately announced that two patients who used its cardiac device had died. Another company, Medtronic, the leading defibrillator company, slowed in 1996 when the demand for medical equipment and supplies lessened somewhat. Notably, when I purchased these companies, their pricing was attractive and they looked like a solid value. I also should point out that HMOs were weak performers during most of the period, and hospitals underperformed throughout 1996.
Q. BY FAR THE PRIMARY FOCUS OF THE FUND WAS DRUG STOCKS, WHICH MADE UP ABOUT 44% OF ITS HOLDINGS AT THE END OF THE PERIOD. WHAT MADE THEM SO ATTRACTIVE?
A. Drugs or pharmaceuticals turned in a fabulous performance in terms of revenue growth and earnings growth over the period, and they are expected to do well in the upcoming year. Schering-Plough, the fund's top holding at the end of the period, was a real growth machine and is one of the few true acquisition targets in the industry. It had superb financial controls, strong management and was selling at a P/E multiple below other drug companies during the period. Schering turned in its strong performance largely because of Claritin, the company's billion dollar antihistamine. Now with its rival Seldane being pulled, expectations are that Claritin will become the popular replacement drug. Another top 10 stock during the period, Warner-Lambert, also had two hot new drugs: Lipitor, which helps lower cholesterol, and a new diabetes drug, Rezulin.
Q. IF DRUG STOCKS WERE PERFORMING SO WELL, WHY DIDN'T YOU OWN MORE OF THEM?
A. That's a good question. Basically, I thought it was too risky to own more. That's because if the fund had a bigger weighting in pharmaceuticals and the bet didn't work, the fund's shareholders could have really been whipsawed. Having a heavier weighting means that I would have had about 50% of the fund in a handful of big names. If there had been a disappointment, the fund could have lost 20% of its value in a holding that represented 5% of the fund's total investments. Clearly, this point is hard to see when the stocks are going up, but it's very easy to see when they're going down. I suppose I could have owned more small positions in drug companies to increase my overall pharmaceutical holdings, but if that was the wrong bet and the HMOs or hospitals had taken off instead, I would have missed out on a whole sector of health care.
Q. HOW DOES THE FUND LOOK GOING FORWARD?
A. I think health care is a good place to be right now. There's a lot of uncertainty in both the economy and the market, and it's not clear where interest rates are going. I will stick to my approach of trying to buy companies that have strong sales and earnings momentum. This market pays for momentum. The stocks that tend to look good going forward are those that have proven themselves winners in the past. I'll also continue to look for smaller and newer companies with great product potential.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of January 31, 1997, more than
$6 million
MANAGER: Paul Antico, since January 1997;
joined Fidelity in 1991
(checkmark)
ADVISOR HEALTH CARE FUND
INVESTMENTS JANUARY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.4%
 SHARES VALUE (NOTE 1)
CHEMICALS & PLASTICS - 0.9%
CHEMICALS - 0.9%
Hoechst AG Ord.   4,800 $ 201,396
COMPUTER SERVICES & SOFTWARE - 0.1%
CAD/CAM/CAE - 0.1%
Healthdyne Information Enterprises,
 Inc. (a)  2,000  12,000
DRUGS & PHARMACEUTICALS - 54.7%
BIOTECHNOLOGY - 4.0%
Alkermes, Inc. (a)  3,600  83,700
Amgen, Inc. (a)  4,800  270,600
Elf Sanofi SA  1,100  110,348
Genentech, Inc. special (a)  3,600  197,550
Human Genome Sciences, Inc. (a)  1,800  82,800
Idexx Laboratories, Inc. (a)  2,700  87,750
Interneuron Pharmaceuticals, Inc. (a)  1,800  53,550
Regeneron Pharmaceuticals, Inc. (a)  1,900  18,525
Sequana Therapeutics, Inc. (a)  1,000  15,500
  920,323
COMMERCIAL LABORATORY RESEARCH - 0.9%
Arqule, Inc.   2,800  62,300
INCYTE Pharmaceuticals, Inc. (a)  1,300  86,450
Millennium Pharmaceuticals, Inc. (a)  3,700  71,688
  220,438
DRUGS - 44.4%
Allergan, Inc.   2,600  91,975
ALZA Corp. Class A (a)  2,600  75,075
American Home Products Corp.   16,100  1,020,338
Barr Laboratories, Inc. (a)  5,300  185,500
Bristol-Myers Squibb Co.   9,800  1,244,600
Dura Pharmaceuticals, Inc. (a)  2,200  92,400
Elan Corp. PLC ADR (a)  3,600  138,600
Glaxo Holdings PLC  3,200  51,213
Glaxo PLC sponsored ADR  4,600  146,625
Lilly (Eli) & Co.   5,400  470,475
Merck & Co., Inc.   12,800  1,161,600
Mylan Laboratories, Inc.   5,500  90,063
Novo-Nordisk AS Class B  1,500  139,238
Pfizer, Inc.   16,300  1,513,863
Roche Holding AG participation
 certificates  30  263,256
Schering-Plough Corp.   20,500  1,550,313
SmithKline Beecham PLC ADR  9,000  650,250
Takeda Chemical Industries Ltd.   6,000  118,093
Warner-Lambert Co.   14,300  1,151,150
Watson Pharmaceuticals, Inc. (a)  2,500  112,031
Yamanouchi Pharmaceutical Co. Ltd. (a)  4,000  74,776
  10,341,434
PHARMACEUTICAL PREPARATIONS - 5.4%
Alpharma, Inc. Class A  6,000  78,750
Andrx Corp.   4,600  87,400
Arris Pharmaceutical Corp. (a)  4,000  53,500
Astra AB Class A Free shares  9,100  433,641
Inhale Therapeutic Systems (a)  300  5,625
Ligand Pharmaceuticals, Inc. Class B (a)  6,200  86,025
Novartis AG (Reg.) (a)  287  328,340
Rhone Poulenc Rorer, Inc.   1,100  82,775
Zeneca Group PLC Ord.   3,900  112,710
  1,268,766
TOTAL DRUGS & PHARMACEUTICALS   12,750,961

 SHARES VALUE (NOTE 1)
ELECTRONICS - 0.2%
ELECTRONIC CAPACITORS - 0.2%
Maxwell Technologies, Inc.   3,200 $ 58,400
INSURANCE - 0.6%
MULTI-LINE INSURANCE - 0.6%
Aetna, Inc.   1,700  134,300
MEDICAL EQUIPMENT & SUPPLIES - 23.3%
DENTAL EQUIPMENT - 0.7%
Sybron International, Inc. (a)  5,200  160,550
DRUG DISTRIBUTORS - WHOLESALE - 2.8%
Allegiance Corp.   2,300  58,938
AmeriSource Health Corp. Class A  400  19,600
Bergen Brunswig Corp. Class A  11,300  336,175
Cardinal Health, Inc.   3,900  244,238
  658,951
MEDICAL SUPPLIES & APPLIANCES - 11.4%
Abbott Laboratories  9,800  532,875
Bard (C.R.), Inc.   1,800  50,850
Baxter International, Inc.   5,100  235,238
Becton, Dickinson & Co.   6,700  329,975
Boston Scientific Corp. (a)  4,300  293,475
Closure Medical Corp.   2,100  36,225
Depuy, Inc. (a)  2,800  52,500
Johnson & Johnson  14,700  847,088
Sofamor/Danek Group, Inc. (a)  6,500  268,125
  2,646,351
MEDICAL TECHNOLOGY - 8.3%
Arterial Vascular Engineering, Inc. (a)  200  2,625
Beckman Instruments, Inc.   6,300  248,850
Biomet, Inc.   100  1,550
Biopsys Medical, Inc. (a)  2,900  77,575
Cardiac Pathways Corp.   4,300  57,513
Cardiogenesis Corp.   400  5,850
Datascope Corp. (a)  3,600  78,300
Guidant Corp.   2,800  156,100
Heartport, Inc.   600  18,975
InControl, Inc. (a)  9,300  68,588
Medtronic, Inc.   6,800  465,800
Nellcor, Inc. (a)  3,400  57,800
St. Jude Medical, Inc. (a)  6,100  231,038
Sonus Pharmaceuticals, Inc. (a)  3,200  89,600
Stryker Corp.   4,100  118,900
U.S. Surgical Corp.   6,500  260,813
  1,939,877
X-RAY ELECTRO-MEDICAL APPARATUS - 0.1%
Fischer Imaging Corp.   3,600  22,050
TOTAL MEDICAL EQUIPMENT & SUPPLIES   5,427,779
MEDICAL FACILITIES MANAGEMENT - 11.6%
HEALTH PRACTITIONERS - 0.2%
FPA Medical Management, Inc. (a)  1,750  43,531
HOSPITALS - 5.4%
Columbia/HCA Healthcare Corp.   11,850  468,075
HEALTHSOUTH Rehabilitation Corp. (a)  7,200  314,100
Health Management Associates, Inc.
 Class A (a)  3,800  104,975
Quorum Health Group, Inc. (a)  2,300  66,413
Tenet Healthcare Corp. (a)  11,300  305,100
  1,258,663
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDICAL FACILITIES MANAGEMENT - CONTINUEED
HMOS & OUTPATIENT CARE - 4.3%
Oxford Health Plans, Inc. (a)  7,600 $ 413,250
PacifiCare Health Systems, Inc.
 Class B (a)  3,900  313,950
United HealthCare Corp.   5,800  282,750
  1,009,950
MEDICAL LABORATORIES - 0.1%
Cambridge Heart, Inc.   900  11,138
MEDICAL SERVICES - 0.8%
Lincare Holdings, Inc. (a)  3,300  124,781
Physician Reliance Network, Inc. (a)  7,400  60,125
  184,906
NURSING CARE & NURSING HOMES - 0.2%
ARV Assisted Living, Inc. (a)  800  7,900
Arbor Health Care Co. (a)  1,400  30,888
  38,788
NURSING, PERSONAL CARE FACILITY - 0.1%
Integrated Living communities, Inc. (a)  4,500  24,750
SKILLED NURSING CARE FACILITY - 0.2%
Beverly Enterprises, Inc.   3,500  50,750
SPECIALTY HOSPITAL EXCEPT PSYCHIATRIC - 0.3%
Vencor, Inc. (a)  2,600  79,625
TOTAL MEDICAL FACILITIES MANAGEMENT   2,702,101
TOTAL COMMON STOCKS
 (Cost $19,438,474)   21,286,937
CONVERTIBLE PREFERRED STOCKS - 0.4%
MEDICAL EQUIPMENT & SUPPLIES - 0.4%
MEDICAL TECHNOLOGY - 0.4%
U.S. Surgical Corp. $2.20 (c)
 (Cost $109,380)  2,600  102,050
CASH EQUIVALENTS - 8.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.55%, dated
 1/31/97 due 2/3/97  $ 31,014  31,000
 SHARES
Taxable Central Cash Fund (b)  1,881,808  1,881,808
TOTAL CASH EQUIVALENTS
 (Cost $1,912,808)   1,912,808
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $21,460,662)  $ 23,301,795
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.39%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $102,050 or 0.4% of net assets.
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $21,460,662. Net unrealized appreciation aggregated $1,841,133, of which $2,062,386 related to appreciated investment securities and $221,253 related to depreciated investment securities.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   88.1%
United Kingdom   4.1
Switzerland   2.5
Sweden   1.9
Others (individually less than 1%)   3.4
TOTAL  100.0%
ADVISOR HEALTH CARE FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES


 JANUARY 31, 1997 (UNAUDITED)


ASSETS


Investment in securities, at value (including repurchase agreements of $31,000) (cost $21,460,662) - See            $ 23,301,795

accompanying schedule


Cash                                                                                                                     12,388


Receivable for investments sold                                                                                          544,547


Receivable for fund shares sold                                                                                          316,096


Dividends receivable                                                                                                     9,521


Interest receivable                                                                                                      7,360


Prepaid expenses                                                                                                         34,673


Receivable from investment adviser for expense reductions                                                                12,683


 TOTAL ASSETS                                                                                                            24,239,063


LIABILITIES


Payable for investments purchased                                                                           $ 747,433


Payable for fund shares redeemed                                                                             3,163


Distribution fees payable                                                                                    7,498


Other payables and accrued expenses                                                                          26,843


 TOTAL LIABILITIES                                                                                                       784,937


NET ASSETS                                                                                                          $ 23,454,126


Net Assets consist of:


Paid in capital                                                                                                     $ 21,502,677


Accumulated net investment (loss)                                                                                        (32,821

                                                                                                                        )


Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions                      143,137


Net unrealized appreciation (depreciation) on investments                                                                1,841,133


NET ASSETS                                                                                                          $ 23,454,126


CALCULATION OF MAXIMUM                                                                                                   $11.70

 OFFERING PRICE

 CLASS A:

 NET ASSET VALUE and redemption

  price per share ($2,628,618 (divided by)

  224,639 shares)


 Maximum offering price per share                                                                                        $12.35

 (100/94.75 of $11.70)


 CLASS T:                                                                                                                $11.68

 NET ASSET VALUE and redemption

  price per share ($19,750,090 (divided by)

  1,690,385 shares)


 Maximum offering price per share                                                                                        $12.10

 (100/96.50 of $11.68)


 INSTITUTIONAL CLASS:                                                                                                    $11.71

 NET ASSET VALUE, offering price

  and redemption price per share

  ($1,075,418 (divided by) 91,821 shares)



STATEMENT OF OPERATIONS

 SEPTEMBER 3, 1996 (COMMENCEMENT OF OPERATIONS) TO
 JANUARY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                           $ 33,617
Dividends

Interest                                                                                     26,382

 TOTAL INCOME                                                                                59,999

EXPENSES

Management fee                                                                   $ 28,826

Transfer agent fees                                                               2,601
Class A

 Class T                                                                          11,032

 Institutional Class                                                              854

Distribution fees                                                                 1,666
Class A

 Class T                                                                          18,686

Accounting fees and expenses                                                      25,000

Non-interested trustees' compensation                                             16

Custodian fees and expenses                                                       16,173

Registration fees                                                                 12,598
Class A

 Class T                                                                          10,791

 Institutional Class                                                              10,880

Audit                                                                             7,567

Legal                                                                             639

 Total expenses before reductions                                                 147,329

 Expense reductions                                                               (54,509    92,820
                                                                                 )

NET INVESTMENT INCOME (LOSS)                                                                 (32,821
                                                                                            )

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                            143,133

 Foreign currency transactions                                                    4          143,137

Change in net unrealized appreciation (depreciation) on investment securities                1,841,133

NET GAIN (LOSS)                                                                              1,984,270

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ 1,951,449


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SEPTEMBER 3, 1996
                                    (COMMENCEMENT
                                    OF
                                    OPERATIONS) TO
                                    JANUARY 31, 1997
                                    (UNAUDITED)


Operations                                                               $ (32,821)
Net investment income (loss)

 Net realized gain (loss)                                                 143,137

 Change in net unrealized appreciation (depreciation)                     1,841,133

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          1,951,449

Share transactions - net increase (decrease)                              21,502,677

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                 23,454,126

NET ASSETS

 Beginning of period                                                      -

 End of period (including accumulated net investment loss of $32,821)    $ 23,454,126



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
      SEPTEMBER 3, 1996
      (COMMENCEMENT OF
      OPERATIONS) TO
      JANUARY 31, 1997

      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                            $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income (loss)                                                                                         (.02)

 Net realized and unrealized gain (loss)                                                                             1.72

 Total from investment operations                                                                                      1.70

Redemption fees added to paid in capital                                                                              -

Net asset value, end of period                                                                                        $ 11.70

TOTAL RETURN B, C                                                                                                       17.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                                 $ 2,629

Ratio of expenses to average net assets                                                                              1.75% A
                                                                                                                    , E

Ratio of expenses to average net assets after expense reductions                                                      1.74% A
                                                                                                                   , F

Ratio of net investment income (loss) to average net assets                                                        (.50)%
                                                                                                                      A

Portfolio turnover                                                                                                     52% A

Average commission rate G                                                                                              $ .0333

ANNUALIZED

THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
      SEPTEMBER 3, 1996
      (COMMENCEMENT  OF
      OPERATIONS) TO
      JANUARY 31, 1997

      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                           $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income (loss)                                                                                       (.03)

 Net realized and unrealized gain (loss)                                                                              1.71

 Total from investment operations                                                                                      1.68

Redemption fees added to paid in capital                                                                                -

Net asset value, end of period                                                                                       $ 11.68

TOTAL RETURN B, C                                                                                                     16.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                             $ 19,750

Ratio of expenses to average net assets                                                                               2.00% A
                                                                                                                    , E

Ratio of expenses to average net assets after expense reductions                                                        1.99% A
                                                                                                                      , F

Ratio of net investment income (loss) to average net assets                                                            (.75)%
                                                                                                                   A

Portfolio turnover                                                                                                 52% A

Average commission rate G                                                                                           $ .0333

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D
NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE
CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F
FMR OR THE FUND HAS
ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). G A
FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT
MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SEPTEMBER 3, 1996
      (COMMENCEMENT  OF
      OPERATIONS) TO
      JANUARY 31, 1997

      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                           $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income (loss)                                                                                             (.01)

 Net realized and unrealized gain (loss)                                                                                1.72

 Total from investment operations                                                                                    1.71

Redemption fees added to paid in capital                                                                             -

Net asset value, end of period                                                                                       $ 11.71

TOTAL RETURN B, C                                                                                                   17.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                            $ 1,075

Ratio of expenses to average net assets                                                                              1.50% A
                                                                                                                  , E

Ratio of expenses to average net assets after expense reductions                                                       1.49% A
                                                                                                                    , F

Ratio of net investment income (loss) to average net assets                                                           (.25)%
                                                                                                                   A

Portfolio turnover                                                                                                   52% A

Average commission rate G                                                                                           $ .0333

ANNUALIZED H THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS). I TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. J NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD. K FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). L FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). M A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION
RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Health Care Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, redemption fees, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
On November 14, 1996, the Board of Trustees approved the creation of an additional class of shares, Class B shares. Offering of the new class commences on March 3, 1997. Class B shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a contingent deferred sales charge levied on Class B share redemptions. This charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $22,163,795 and $2,759,074, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and .50% of the average net assets of the Class A and Class T shares, respectively. For the period, the fund paid FDC $1,666 and $18,686 under the Class A and Class T Plans, all of which was paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% for selling Class A and Class T shares of the fund, respectively.
For the period, FDC received sales charges of $115,548 and $183,107 on sales of Class A and Class T shares of the fund, of which $90,163 and $149,533 were paid to securities dealers, banks, and other financial institutions.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A, Class T and Institutional Class shares. Prior to January 1, 1997, State Street Bank and Trust Company acted in that capacity for the fund's Class T shares, and delegated certain of these services to FIIOC for which FIIOC received its allocable share of all such fees. FIIOC receives account fees and asset-based fees that vary according to account size and type of account
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annualized rates of .39%, .29%, and .22% of the average net assets of Class A, Class T, and Institutional Class, respectively.
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,690 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above annual rates of 1.75%, 2.00%, and 1.50% of average net assets for Class A, Class T, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $16,914, $23,956, and $13,177 for Class A, Class T, and Institutional Class, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $462 under this arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                           SHARES          DOLLARS

                           PERIOD ENDED    PERIOD ENDED
                           JANUARY 31,     JANUARY 31,

                           1997 A          1997 A



CLASS A                                    $ 2,686,723
Shares sold                 252,318

Shares redeemed             (27,679)        (302,881)

Redemption fees             -               5

Net increase (decrease)     224,639        $ 2,383,847

CLASS T                     1,759,958      $ 18,947,456
Shares sold

Shares redeemed             (69,573)        (755,385)

Redemption fees             -               37

Net increase (decrease)     1,690,385      $ 18,192,108

INSTITUTIONAL CLASS         91,821         $ 926,720
Shares sold

Shares redeemed             -               -

Redemption fees             -               2

Net increase (decrease)     91,821         $ 926,722

A SHARE TRANSACTIONS FOR EACH CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1997.
ADVISOR TECHNOLOGY FUND - INSTITUTIONAL CLASS
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                       LIFE OF
JANUARY 31, 1997                   FUND

TECHNOLOGY - INSTITUTIONAL CLASS   38.89%

S&P 500                            21.57%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Institutional Class' returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and return
of
a fund that invests in a sector will vary. That
means if you sell your shares during a sector
downturn, you might lose money. But if you
can identify a sector that is about to
experience rapid growth you may have the
potential for above-average gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970212 162535 S00000000000001
             FA Technology -CL I         SP Standard & Poor 500
             00202                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      11120.00                    10561.42
  1996/10/31      11230.00                    10852.70
  1996/11/30      12740.00                    11673.05
  1996/12/31      12478.92                    11441.81
  1997/01/31      13888.97                    12156.70
IMATRL PRASUN   SHR__CHT 19970131 19970212 162536 R00000000000008

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by January 31, 1997, the value of the investment would have grown to $13,889 - a 38.89% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,157 - a 21.57% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1997
                                   % OF FUND'S
                                   INVESTMENTS

Intel Corp.                        4.9

Electronic Arts, Inc.              3.7

Applied Materials, Inc.            3.4

Cisco Systems, Inc.                3.4

Texas Instruments, Inc.            3.0

Teradyne, Inc.                     2.7

Motorola, Inc.                     2.5

ASM Lithography Holding NV         2.4

Ascend Communications, Inc.        2.2

Maxim Intergrated Products, Inc.   1.7

TOP INDUSTRIES AS OF JANUARY 31, 1997
Semiconductors 30.5%
Prepackaged
Computer Software 7.9%
Semiconductor
Capital Equipment
7.9%
Telephone Equipment 5.9%
Datacommunications
Equipment 3.6%
All Others 44.2%*
Row: 1, Col: 1, Value: 44.2
Row: 1, Col: 2, Value: 3.6
Row: 1, Col: 3, Value: 5.9
Row: 1, Col: 4, Value: 7.9
Row: 1, Col: 5, Value: 7.9
Row: 1, Col: 6, Value: 30.5
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR TECHNOLOGY FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Adam Hetnarski, Portfolio Manager of Fidelity Advisor Technology Fund
Q. ADAM, HOW DID THE FUND PERFORM?
A. The fund has performed well. Since inception on September 3, 1996, through January 31, 1997, the Fidelity Advisor Technology Fund's Institutional Class shares had a return of 38.89%. During the same period, the Standard & Poor's 500 Index was up 21.57%.
Q. WHAT WERE THE REASONS BEHIND THIS PERFORMANCE?
A. The fund's strong performance was due to investments made in particular stock groups. During this time period, the fund was overweighted in semiconductor, semiconductor capital equipment, prepackaged computer software, communications equipment and networking companies. Companies in these groups provided the strongest growth in the market. For example, Intel, the computer industry's leading manufacturer of semiconductors, produced strong earnings growth and boosted the fund's performance during the period.
Q. HOW WOULD YOU DESCRIBE THE INVESTING ENVIRONMENT DURING THIS TIME
PERIOD?
A. Technology remains a positive growth sector of the economy, representing 12% of the S&P 500 and a similar proportion of the Gross Domestic Product. Further, technology is an increasing component of overall capital spending in the U.S. and abroad. Governments, companies and consumers continue to spend more to upgrade existing systems or purchase new ones. The technology sector as a whole was very strong during the period, and the individual holdings I chose based on their strong fundamentals played a crucial role in the fund's superior performance.
Q. WHAT TRENDS AFFECTED THE FUND DURING THIS TIME PERIOD?
A. Two groups contributing significantly to performance were semiconductor capital equipment and data communications equipment companies, both beneficiaries of positive industry trends. Semiconductor capital equipment companies that benefit from increasing semiconductor unit sales were helped by the increased demand created by lower chip prices. Additionally, increasing worldwide penetration, an upgrade cycle, and the "need for speed" helped drive the demand for networking technology.
Q. WERE THERE ANY PARTICULAR STOCKS THAT STOOD OUT?
A. There were several standouts among the fund's holdings. The lack of seasonal price cuts by Intel dramatically improved margins and earnings in its December quarter. Intel was an important position in the fund because it was a reasonably priced stock with strong earnings growth, as seen by its attractive price-to-earnings ratio. Applied Materials, a leading-edge semiconductor capital equipment company, stood out because it was considerably undervalued. Ascend Communications, a networking firm, benefited from the growth of the Internet. Lattice Semiconductor Corp. and the Altera Corp., both semiconductor companies, were favored because customer inventories were bottoming and the market opportunity expanded.
Q. HOW WOULD YOU CHARACTERIZE YOUR INVESTMENT STYLE OR PHILOSOPHY?
A. My goal is to seek out stocks that will enable the fund to perform well regardless of the investing environment. Rather than follow a particular style, I believe it's important to look at a wide range of companies to determine the best opportunities. I am a stock picker who will buy stocks that present a good value, show good business momentum over an extended time period, or whose earnings I expect could dramatically exceed Wall Street's expectations.
Q. WHAT IS YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. While the technology sector offers the potential for great rewards over the long-term, past history shows it can be very volatile. Technology companies remain the focal point of a world economy rapidly adjusting to technological change and are big beneficiaries of government, corporate and consumer spending. The industry is also heading into major new product cycles. If an environment that is conducive to low interest rates and tepid inflation exists, the sector should prosper.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of January 31, 1997, more than
$6 million
MANAGER: Paul Antico, since January 1997;
joined Fidelity in 1991
(checkmark)
ADVISOR TECHNOLOGY FUND
INVESTMENTS JANUARY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 84.2%
 SHARES VALUE (NOTE 1)
AIR TRANSPORTATION - 0.9%
AIR TRANSPORT, MAJOR NATIONAL - 0.7%
AMR Corp.   1,500 $ 120,733
America West Holding Corp. Class B  5,600  83,300
  204,033
AIR TRANSPORTATION, REGIONAL - 0.2%
Comair Holdings, Inc.   3,000  61,125
TOTAL AIR TRANSPORTATION   265,158
BANKS - 0.5%
NATIONAL COMMERCIAL BANKS - 0.5%
Advanta Corp.   1,000  46,750
Capital One Financial Corp.   3,100  124,000
  170,750
COMMUNICATIONS EQUIPMENT - 9.5%
DATACOMMUNICATIONS EQUIPMENT - 3.6%
Aspect Telecommunications Corp. (a)  1,400  43,400
Cisco Systems, Inc. (a)  15,000  1,046,250
Dynatech Corp. (a)  600  21,600
Jabil Circuit, Inc. (a)  500  23,625
  1,134,875
TELEPHONE EQUIPMENT - 5.9%
Ascend Communications, Inc. (a)  9,700  675,363
DSC Communications Corp. (a)  8,000  180,000
Ericsson (L.M.) Telephone Co.
 Class B ADR  4,000  134,688
Larscom, Inc. Class A (a)  1,800  21,600
Lucent Technologies, Inc.   500  27,125
Nokia Corp. AB sponsored ADR  6,600  441,375
Pairgain Technologies, Inc. (a)  8,900  364,344
  1,844,495
TOTAL COMMUNICATIONS EQUIPMENT   2,979,370
COMPUTER SERVICES & SOFTWARE - 13.5%
COMPUTER FACILITIES MANAGEMENT - 0.1%
Alternative Resources Corp. (a)  2,000  29,250
COMPUTER SERVICES - 3.6%
America Online, Inc. (a)  1,600  59,000
Advant Corp. (a)  3,500  112,656
Clarify, Inc. (a)  8,300  298,800
Diamond Multimedia Systems, Inc.   1,400  21,175
HBO & Co.   1,100  68,888
Midway Games, Inc. (a)  12,200  240,950
Viasoft, Inc. (a)  6,000  310,500
  1,111,969
CUSTOM COMPUTER PROGRAMMING SERVICES - 1.7%
Intersolv, Inc. (a)  2,200  22,000
Keane, Inc. (a)  6,300  196,088
Softdesk, Inc. (a)  20,580  290,693
Walsh International, Inc.   800  6,500
  515,281
CAD/CAM/CAE - 0.2%
Forte Software, Inc. (a)  1,100  40,288
New Dimension Software Ltd.   1,800  20,250
  60,538
PREPACKAGED COMPUTER SOFTWARE - 7.9%
Activision, Inc.   13,000  188,500
Aware, Inc.   4,500  49,500
Broderbund Software, Inc.   3,100  95,713

 SHARES VALUE (NOTE 1)
Baan Co. NV (a)  2,000 $ 90,750
Cadence Design Systems, Inc. (a)  600  22,950
Eagle Point Software Corp.   15,000  56,250
Electronic Arts, Inc. (a)  36,500  1,163,438
Lycos, Inc.   500  8,438
Microsoft Corp. (a)  1,000  102,000
Peerless Systems Corp.   2,400  48,000
Scopus Technology, Inc. (a)  5,500  276,375
Spectrum Holobyte, Inc. (a)  17,100  162,450
Symantec Corp. (a)  6,100  97,600
Template Software, Inc.   1,000  14,500
Vantive Corp. (a)  1,300  39,975
Yahoo, Inc.   1,800  60,975
  2,477,414
TOTAL COMPUTER SERVICES & SOFTWARE   4,194,452
COMPUTERS & OFFICE EQUIPMENT - 5.2%
COMPUTER PERIPHERALS - 3.3%
Applied Magnetics Corp. (a)  1,300  71,825
Creative Technology Corp. Ltd. (a)  5,200  73,775
EMC Corp. (a)  12,300  465,863
Fore Systems, Inc.   1,000  29,125
Madge NV  8,000  120,000
SCI Systems, Inc.   3,000  174,750
Sigma Designs, Inc. (a)  10,300  104,288
  1,039,626
COMPUTER STORAGE DEVICES - 1.4%
Quantum Corp. (a)  1,000  38,000
Read Rite Corp. (a)  9,000  297,000
Seagate Technology (a)  2,000  103,000
  438,000
MINI & MICRO COMPUTERS - 0.3%
Compaq Computer Corp.   1,000  86,875
OFFICE AUTOMATION - 0.2%
Telxon Corp.   4,500  70,875
TOTAL COMPUTERS & OFFICE EQUIPMENT   1,635,376
CONSUMER DURABLES - 0.7%
MANUFACTURING INDUSTRIES - 0.3%
Wireless Telecom Group, Inc.   7,200  85,500
PRESSED & BLOWN GLASS - 0.4%
Dupont Photomasks, Inc. (a)  2,700  147,150
TOTAL CONSUMER DURABLES   232,650
CREDIT & OTHER FINANCE - 0.4%
MORTGAGE BANKERS - 0.4%
Imperial Credit Industries  5,500  120,313
DRUGS & PHARMACEUTICALS - 2.4%
BIOTECHNOLOGY - 0.3%
Sepracor, Inc. (a)  4,000  106,000
COMMERCIAL LABORATORY RESEARCH - 0.5%
Integrated Process Equipment Corp.   5,500  147,125
DRUGS - 1.6%
Merck & Co., Inc.   1,500  136,125
Pfizer, Inc.   2,500  232,188
Schering-Plough Corp.   600  45,375
Warner-Lambert Co.   1,000  80,500
  494,188
TOTAL DRUGS & PHARMACEUTICALS   747,313
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ELECTRICAL EQUIPMENT - 0.2%
TV & RADIO COMMUNICATION EQUIPMENT - 0.2%
Scientific-Atlanta, Inc.   800 $ 15,200
Spectrain Corp.   2,800  33,950
  49,150
ELECTRONIC INSTRUMENTS - 11.4%
ELECTRONIC EQUIPMENT - 3.5%
Advantest Corp. (a)  3,800  203,722
Credence Systems Corp. (a)  2,000  45,000
Teradyne, Inc. (a)  27,200  839,800
  1,088,522
SEMICONDUCTOR CAPITAL EQUIPMENT - 7.9%
Applied Materials, Inc. (a)  21,700  1,071,438
KLA Instruments Corp. (a)  5,000  213,125
Kulicke & Soffa Industries, Inc. (a)  13,000  357,500
Lam Research Corp.   6,500  262,438
Novellus System, Inc. (a)  4,100  324,925
Silicon Valley Group, Inc.   8,500  228,438
  2,457,864
TOTAL ELECTRONIC INSTRUMENTS   3,546,386
ELECTRONICS - 32.3%
ELECTRONIC PARTS - WHOLESALE - 0.5%
Brightpoint, Inc. (a)  5,300  150,388
ELECTRONICS & ELECTRIC COMPONENTS - 0.5%
Photronics, Inc.   4,600  174,800
PRINTED CIRCUIT BOARDS - 0.8%
Elexsys International, Inc.   8,500  209,313
Flextronics International (a)  2,000  51,000
  260,313
SEMICONDUCTORS - 30.5%
Actel Corp. (a)  8,000  164,000
Alliance Semiconductor Corp. (a)  12,300  93,019
Altera Corp.   9,500  410,875
Analog Devices, Inc. (a)  11,066  319,531
Atmel Corp. (a)  3,300  153,038
CFM Technologies, Inc. (a)  6,300  223,650
Cypress Semiconductor Corp. (a)  5,500  70,125
Dallas Semiconductor Corp.   8,500  224,188
Etec Systems, Inc. (a)  5,400  240,300
Integrated Silicon Solution (a)  12,200  119,713
Intel Corp.   9,350  1,517,038
Intel Corp. (warrants) (a)  1,984  242,296
LSI Logic Corp.   7,200  250,200
Lattice Semiconductor Corp. (a)  9,400  487,625
Linear Technology Corp.   8,100  394,875
Maxim Integrated Products, Inc. (a)  9,600  540,000
Micrel, Inc. (a)  6,700  255,438
Micro Linear Corp.   14,700  189,263
Microchip Technology, Inc. (a)  3,200  122,000
Micron Technology, Inc.   13,000  451,750
Motorola, Inc.   11,600  791,700
Quality Semiconductor, Inc. (a)  2,000  15,500
Tencor Instruments (a)  12,300  501,225
Texas Instruments, Inc.   12,000  940,500
Tokyo Electron Ltd.   4,000  143,951
Uniphase Corp.   5,500  239,938
Unitrode Corp.   3,000  110,250
Unitrode Corp. (warrants) (a)  7,500  70,781

 SHARES VALUE (NOTE 1)
Xilinx, Inc.   500 $ 22,750
Zilog, Inc. (a)  7,500  190,313
  9,495,832
TOTAL ELECTRONICS   10,081,333
ENERGY SERVICES - 1.2%
DRILLING - 1.1%
Cliffs Drilling Co. (a)  3,700  252,525
Falcon Drilling, Inc. (a)  2,700  101,588
  354,113
OIL & GAS SERVICES - 0.1%
Western Atlas, Inc. (a)  500  33,938
TOTAL ENERGY SERVICES   388,051
ENGINEERING - 0.2%
ARCHITECTS & ENGINEERS - 0.2%
EG & G, Inc.   2,700  57,375
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
SPECIAL INDUSTRY MACHINERY - 0.5%
PRI Automation, Inc. (a)  2,400  144,300
LODGING & GAMING - 0.4%
RACING & GAMING - 0.4%
WMS Industries, Inc. (a)  4,600  109,250
MEDICAL EQUIPMENT & SUPPLIES - 0.6%
MEDICAL, DENTAL, HOSPITAL EQUIPMENT - WHOLESALE - 0.3%
ESC Medical Systems Ltd.   2,500  81,250
MEDICAL SUPPLIES & APPLIANCES - 0.3%
Interpore International  600  3,675
Johnson & Johnson  1,500  86,438
  90,113
TOTAL MEDICAL EQUIPMENT & SUPPLIES   171,363
PRINTING - 2.4%
COMMERCIAL PRINTING, LITHOGRAPHIC - 2.4%
ASM Lithography Holding NV (a)  10,400  760,500
RETAIL & WHOLESALE, MISCELLANEOUS - 0.7%
MAIL ORDER - 0.0%
Coldwater Creek, Inc.   500  9,063
MUSIC, TV, & ELECT STORES - 0.6%
Circuit City Stores, Inc.   4,900  172,113
RETAIL, GENERAL - 0.1%
PETsMART, Inc.   2,000  45,500
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS   226,676
SERVICES - 0.2%
BUSINESS SERVICES - 0.2%
Medaphis Corp. (a)  3,700  49,488
TELEPHONE SERVICES - 1.0%
LCI International, Inc. (a)  2,000  45,000
Tel-Save Holdings, Inc. (a)  4,000  51,125
Teleport Communications Group, Inc.
 Class A (a)  100  3,113
WorldCom, Inc. (a)  9,000  226,125
   325,363
TOTAL COMMON STOCKS
 (Cost $23,537,729)   26,254,617
CASH EQUIVALENTS - 15.8%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)
 (Cost $4,923,766)  4,923,766 $ 4,923,766
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $28,461,495)  $ 31,178,383
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.39%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $28,461,495. Net unrealized appreciation aggregated $2,716,888, of which $3,173,482 related to appreciated investment securities and $456,594 related to depreciated investment securities. ADVISOR TECHNOLOGY FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value                                                 $ 31,178,383
(cost $28,461,495) - See accompanying schedule

Receivable for investments sold                                                     1,313,499

Receivable for fund shares sold                                                     1,178,220

Dividends receivable                                                                1,716

Interest receivable                                                                 8,971

Redemption fees receivable                                                          45

Prepaid expenses                                                                    34,673

Receivable from investment adviser for expense reductions                           4,110

 TOTAL ASSETS                                                                       33,719,617

LIABILITIES

Payable for investments purchased                                    $ 3,503,396

Payable for fund shares redeemed                                      30,922

Distribution fees payable                                             8,598

Other payables and accrued expenses                                   20,633

 TOTAL LIABILITIES                                                                  3,563,549

NET ASSETS                                                                         $ 30,156,068

Net Assets consist of:

Paid in capital                                                                    $ 26,431,751

Accumulated net investment (loss)                                                   (71,292
                                                                                   )

Accumulated undistributed net realized gain (loss) on investments                   1,078,721

Net unrealized appreciation (depreciation) on investments                           2,716,888

NET ASSETS                                                                         $ 30,156,068

CALCULATION OF MAXIMUM                                                              $13.80
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE and redemption
  price per share ($3,943,570 (divided by)
  285,681 shares)

 Maximum offering price per share                                                   $14.56
 (100/94.75 of $13.80)

 CLASS T:                                                                           $13.77
 NET ASSET VALUE and redemption
  price per share ($24,808,120 (divided by)
  1,801,754 shares)

 Maximum offering price per share                                                   $14.27
 (100/96.50 of $13.77)

 INSTITUTIONAL CLASS:                                                               $13.79
 NET ASSET VALUE, offering price
  and redemption price per share
  ($1,404,378 (divided by) 101,806 shares)


STATEMENT OF OPERATIONS

 SEPTEMBER 3, 1996 (COMMENCEMENT OF OPERATIONS) TO
  JANUARY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                           $ 5,576
Dividends

Interest                                                                                     22,389

 TOTAL INCOME                                                                                27,965

EXPENSES

Management fee                                                                   $ 31,247

Transfer agent fees                                                               2,660
Class A

 Class T                                                                          11,739

 Institutional Class                                                              917

Distribution fees                                                                 1,910
Class A

 Class T                                                                          19,844

Accounting fees and expenses                                                      25,000

Non-interested trustees' compensation                                             11

Custodian fees and expenses                                                       6,685

Registration fees                                                                 12,597
Class A

 Class T                                                                          10,758

 Institutional Class                                                              10,881

Audit                                                                             7,576

Legal                                                                             639

 Total expenses before reductions                                                 142,464

 Expense reductions                                                               (43,207    99,257
                                                                                 )

NET INVESTMENT INCOME (LOSS)                                                                 (71,292
                                                                                            )

REALIZED AND UNREALIZED GAIN (LOSS)                                                          1,198,382
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on investment securities                2,716,888

NET GAIN (LOSS)                                                                              3,915,270

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ 3,843,978


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SEPTEMBER 3, 1996
                                    (COMMENCEMENT
                                    OF
                                    OPERATIONS) TO
                                    JANUARY 31, 1997
                                    (UNAUDITED)


Operations                                                               $ (71,292)
Net investment income (loss)

 Net realized gain (loss)                                                 1,198,382

 Change in net unrealized appreciation (depreciation)                     2,716,888

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          3,843,978

Distributions to shareholders                                             (16,635)
From net realized gain
 Class A

  Class T                                                                 (94,078)

  Institutional Class                                                     (8,948)

 TOTAL DISTRIBUTIONS                                                      (119,661)

Share transactions - net increase (decrease)                              26,431,751

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                 30,156,068

NET ASSETS

 Beginning of period                                                      -

 End of period (including accumulated net investment loss of $71,292)    $ 30,156,068



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997
      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                          $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income (loss)                                                                                      (.06)

 Net realized and unrealized gain (loss)                                                                             3.94

 Total from investment operations                                                                                    3.88

Less Distributions

 From net realized gain                                                                                               (.08)

Redemption fees added to paid in capital                                                                             -

Net asset value, end of period                                                                                     $ 13.80

TOTAL RETURN B, C                                                                                                  38.88%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                             $ 3,944

Ratio of expenses to average net assets                                                                            1.75% A
                                                                                                                     , E

Ratio of expenses to average net assets after expense reductions                                                       1.71% A
                                                                                                                      , F

Ratio of net investment income (loss) to average net assets                                                     (1.18)%
                                                                                                                  A

Portfolio turnover                                                                                                 417% A

Average commission rate G                                                                                           $ .0403

ANNUALIZED

THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997
      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                           $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income (loss)                                                                                        (.07)

 Net realized and unrealized gain (loss)                                                                                 3.92

 Total from investment operations                                                                                  3.85

Less Distributions

 From net realized gain                                                                                           (.08)

Redemption fees added to paid in capital                                                                           -

Net asset value, end of period                                                                                      $ 13.77

TOTAL RETURN B, C                                                                                                    38.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                            $ 24,808

Ratio of expenses to average net assets                                                                                2.00% A
                                                                                                                   , E

Ratio of expenses to average net assets after expense reductions                                                    1.97% A
                                                                                                                    , F

Ratio of net investment income (loss) to average net assets                                                            (1.44)%
                                                                                                                       A

Portfolio turnover                                                                                                  417% A

Average commission rate G                                                                                          $ .0403

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D
NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE
CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F
FMR OR THE FUND HAS
ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). G A
FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT
MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997
      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                         $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income (loss)                                                                                          (.05)

 Net realized and unrealized gain (loss)                                                                             3.93

 Total from investment operations                                                                                   3.88

Less Distributions

 From net realized gain                                                                                                 (.09)

Redemption fees added to paid in capital                                                                               -

Net asset value, end of period                                                                                      $ 13.79

TOTAL RETURN B, C                                                                                                     38.89%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                              $ 1,404

Ratio of expenses to average net assets                                                                                1.50% A
                                                                                                                      , E

Ratio of expenses to average net assets after expense reductions                                                          1.44% A
                                                                                                                         , F

Ratio of net investment income (loss) to average net assets                                                              (.91)%
                                                                                                                        A

Portfolio turnover                                                                                                     417% A

Average commission rate G                                                                                              $ .0403

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT
THIS REIMBURSEMENT, THE
CLASS' EXPENSE RATIO

WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER PAID
OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G A FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE
MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Technology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, redemption fees, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
On November 14, 1996, the Board of Trustees approved the creation of an additional class of shares, Class B shares. Offering of the new class commences on March 3, 1997. Class B shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a contingent deferred sales charge levied on Class B share redemptions. This charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $47,337,876 and $24,998,529, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and .50% of the average net assets of the Class A and Class T shares, respectively. For the period, the fund paid FDC $1,910 and $19,844 under the Class A and Class T Plans, all of which was paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% for selling Class A and Class T shares of the fund, respectively.
For the period, FDC received sales charges of $95,824 and $200,195 on sales of Class A and Class T shares of the fund, of which $76,260 and $156,158 were paid to securities dealers, banks, and other financial institutions. TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A, Class T and Institutional Class shares. Prior to January 1, 1997, State Street Bank and Trust Company acted in that capacity for the fund's Class T shares, and delegated certain of these services to FIIOC for which FIIOC received its allocable share of all such fees. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
agent fees were equivalent to annualized rates of .34%, .29%, and .20% of the average net assets of Class A, Class T, and Institutional Class, respectively.
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $4,024 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above annual rates of 1.75%, 2.00%, and 1.50% of average net assets for Class A, Class T, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $14,087, $15,817, and $11,622 for Class A, Class T, and Institutional Class, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,681 under this arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                                 SHARES          DOLLARS

                                 PERIOD ENDED    PERIOD ENDED
                                 JANUARY 31,     JANUARY 31,

                                 1997 A          1997 A



CLASS A                           289,072        $ 3,446,771
Shares sold

Reinvestment of distributions     1,188           14,911

Shares redeemed                   (4,579)         (61,306)

Redemption fees                   -               90

Net increase (decrease)           285,681        $ 3,400,466

CLASS T                           1,874,390      $ 22,879,442
Shares sold

Reinvestment of distributions     7,154           89,642

Shares redeemed                   (79,791)        (991,167)

Redemption fees                   -               549

Net increase (decrease)           1,801,754      $ 21,978,466

INSTITUTIONAL CLASS               101,306        $ 1,046,775
Shares sold

Reinvestment of distributions     714             8,948

Shares redeemed                   (214)           (2,943)

Redemption fees                   -               39

Net increase (decrease)           101,806        $ 1,052,819

A SHARE TRANSACTIONS FOR EACH CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1997.
ADVISOR UTILITIES GROWTH FUND - INSTITUTIONAL CLASS
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                             LIFE OF
JANUARY 31, 1997                         FUND

UTILITIES GROWTH - INSTITUTIONAL CLASS   18.49%

S&P 500                                  21.57%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Institutional Class' returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and return
of
a fund that invests in a sector will vary. That
means if you sell your shares during a sector
downturn, you might lose money. But if you
can identify a sector that is about to
experience rapid growth you may have the
potential for above-average gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970213 154556 S00000000000001
             FA Utilities Growth -CL I   SP Standard & Poor 500
             00206                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10160.00                    10561.42
  1996/10/31      10780.00                    10852.70
  1996/11/30      11360.00                    11673.05
  1996/12/31      11524.62                    11441.81
  1997/01/31      11848.98                    12156.70
IMATRL PRASUN   SHR__CHT 19970131 19970213 154558 R00000000000008

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Utilities Growth - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by January 31, 1997, the value of the investment would have grown to $11,849 - an 18.49% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,157 - a 21.57% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JANUARY 31, 1997
                                % OF FUND'S
                                INVESTMENTS

WorldCom, Inc.                  7.8

MCI Communications Corp.        5.6

Sprint Corp.                    4.3

Pacific Telesis Group           4.2

BellSouth Corp.                 4.1

GTE Corp.                       4.0

SBC Communications, Inc.        3.9

Ameritech Corp.                 3.7

AirTouch Communications, Inc.   3.5

Sonat, Inc.                     3.4

TOP INDUSTRIES AS OF JANUARY 31, 1997
Telephone Services 51.6%
Gas Transmission
& Distribution 9.0%
Gas Transmission 7.6%
Gas Distribution 7.4%
Electric Power 5.4%
All Others 19.0%*
Row: 1, Col: 1, Value: 19.0
Row: 1, Col: 2, Value: 5.4
Row: 1, Col: 3, Value: 7.4
Row: 1, Col: 4, Value: 7.6
Row: 1, Col: 5, Value: 9.0
Row: 1, Col: 6, Value: 51.6
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR UTILITIES GROWTH FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
John Muresianu, Portfolio Manager of Fidelity Advisor Utilities Growth Fund
Q. JOHN, HOW DID THE FUND PERFORM?
A. Since its inception on September 3, 1996 through January 31, 1997, the fund's Institutional Class shares returned 18.49%. During the same time period, the Standard & Poor's 500 Index posted a return of 21.57%.
Q. WHAT FACTORS AFFECTED THE SECTOR'S PERFORMANCE?
A. The sector underperformed the broad market as investors became concerned about how ongoing deregulation would affect utilities companies, especially in the telephone and electric industries. In addition, utilities stocks tend to trade in concert with the bond market, which underperformed the stock market significantly during the period. The stock market, as represented by the S&P 500, performed well largely on the basis of the strong technology sector.
Q. CAN YOU GIVE US A MORE DETAILED OVERVIEW OF THE RECENT INVESTING ENVIRONMENT FOR THE UTILITY SECTORS?
A. Gas stocks performed the best because gas prices spiked upward as a result of very cold weather. In addition, there was a significant amount of consolidation that helped stocks in the group. Further, the supply and demand dynamic improved, partially due to a slowdown of Canadian imports because of restricted pipeline capacity. On the telephone side, there continued to be broad concern over the impact of increasing competition in the cellular and local telephone service areas. At the same time, telephone companies reported steady revenue and earnings growth; over the near term, business prospects for telephone companies looked fine, helping the telephone utility industry post modest gains.
Q. WHAT ABOUT ELECTRIC UTILITY STOCKS?
A. Electrics struggled. While all utility stocks are sensitive to what happens in the bond market, electrics are more attuned than the telephone and gas stocks. That's because they have the highest yields, are the most income-oriented and have less prospects for earnings growth. The bond market had its ups and downs, and utility stocks, as a result, bounced around as well. Electric utility stocks also were negatively affected by continued evidence that the Nuclear Regulatory Commission has been getting tougher on nuclear operations. While deregulation has been a concern among all utility sectors, especially telephones, it hasn't affected electrics too negatively thus far. Regulators appear more likely to create a transition to competition that is friendlier to utility companies than was feared a few years ago.
Q. TELEPHONE STOCKS HAD THE LARGEST INDUSTRY WEIGHTING IN THE FUND . . .
A. This theme has its origin in my stock picking strategy. I see greater earnings growth potential for telephone stocks than the other options in the utility sector, and that's why they're attractive to me.
Q. WHICH STOCKS TURNED IN STRONG PERFORMANCES FOR THE FUND?
A. CINergy has done very well. It is a low-cost electric producer and could be a winner under deregulation over the long term. It also has a very growth-oriented management. On the gas side, Sonat - the fund's largest gas position - has been a very strong performer. And in the telephone arena, Pacific Telesis has done very well.
Q. AT THE SAME TIME, THERE MUST HAVE BEEN SOME DISAPPOINTMENTS . . .
A. AirTouch Communications was one. This stock lagged because of concern about slowing cellular subscriber growth and increased price competition. Enron was another disappointment. Even though it saw some stock price appreciation, it lagged the gas group because of contract litigation in the United Kingdom and a slowdown in earnings growth related to heavy spending in anticipation of a fully competitive retail electricity market.
Q. WHAT'S YOUR OUTLOOK?
A. It's important for me to reiterate that my strategy will continue to be based on individual stock picking. That's because it's nearly impossible to predict the direction of the economy and interest rates. I will continue to look for those companies that are able to show the best earnings growth. For some time, most of these prospects have been in gas and telephone companies, and I'll probably continue to favor them over electric utility stocks.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of January 31, 1997, more than
$6 million
MANAGER: Paul Antico, since January 1997;
joined Fidelity in 1991
(checkmark)
ADVISOR UTILITIES GROWTH FUND
INVESTMENTS JANUARY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.8%
 SHARES VALUE (NOTE 1)
BROADCASTING - 0.0%
CABLE TV OPERATORS - 0.0%
TCI Group Class A  100 $ 1,268
TELEVISION BROADCASTING - 0.0%
TCI Satellite Entertainment, Inc.
 Class A (a)  10  81
TOTAL BROADCASTING   1,349
CELLULAR - 3.9%
CELLULAR & COMMUNICATION SERVICES - 3.9%
AirTouch Communications, Inc. (a)  8,300  214,763
Cellnet Data Systems, Inc. (a)  600  7,950
Telephone & Data Systems, Inc.   200  7,625
Vodafone Group PLC sponsored ADR  200  8,600
  238,938
COAL - 0.3%
MAPCO, Inc.   500  16,375
COMMUNICATIONS EQUIPMENT - 1.1%
TELEPHONE EQUIPMENT - 1.1%
Lucent Technologies, Inc.   1,256  68,138
COMPUTER SERVICES & SOFTWARE - 0.2%
DATA PROCESSING - 0.2%
NCR Corp. (a)  287  10,870
ELECTRIC UTILITY - 8.3%
ELECTRIC & OTHER SERVICES - 2.9%
DPL, Inc.   700  17,150
Enova Corp.   600  13,425
Hidroelectrica de Cantabrico SA  100  3,387
IES Industries, Inc.   200  6,125
LG&E Energy Corp.   200  4,850
Montana Power Co.   700  15,400
NIPSCO Industries, Inc.   600  23,400
PECO Energy Co.   700  16,100
PacifiCorp.   1,000  21,250
Public Service Co. of New Mexico  700  14,000
Rochester Gas & Electric Corp.   200  3,875
Sierra Pacific Resources  100  2,838
Utilicorp United, Inc.   100  2,763
Veba AG Ord.   700  38,599
  183,162
ELECTRIC POWER - 5.4%
AES Corp. (a)  3,000  178,125
American Electric Power Co., Inc.   300  12,413
Boston Edison Co.   200  5,425
Central & South West Corp.   900  22,725
Central Louisiana Electric Co., Inc.   800  21,700
DQE, Inc.   600  17,175
Entergy Corp.   300  8,063
Kansas City Power & Light Co.   200  5,775
Pinnacle West Capital Corp.   500  15,813
Portland General Corp.   700  27,475
Southern Co.   400  8,750
TECO Energy, Inc.   200  4,850
United Illuminating Co.   200  5,900
  334,189
TOTAL ELECTRIC UTILITY   517,351

 SHARES VALUE (NOTE 1)
GAS - 24.9%
GAS & OTHER SERVICES - 0.9%
MDU Resources Group, Inc.   1,200 $ 26,550
UGI Corp.   1,000  23,000
Western Resources, Inc.   100  3,063
  52,613
GAS DISTRIBUTION - 7.4%
Eastern Enterprises Co.   1,500  49,313
Energen Corp.   1,600  49,200
K N Energy, Inc.   1,400  54,425
MCN Corp.   4,800  155,400
NUI Corp.   400  9,400
National Fuel Gas Co.   200  8,450
New Jersey Resources Corp.   200  5,975
NICOR, Inc.   400  14,450
Northwest Natural Gas Co.   100  2,500
Pacific Enterprises  3,000  90,375
Peoples Energy Corp.   200  6,650
WICOR, Inc.   300  10,500
  456,638
GAS TRANSMISSION - 7.6%
Enron Corp.   3,300  136,125
ONEOK, Inc.   600  17,775
Sonat, Inc.   4,000  213,000
TPC Corp. (a)  900  9,788
USX-Delhi Group  100  1,625
Williams Companies, Inc.   2,400  96,300
  474,613
GAS TRANSMISSION & DISTRIBUTION - 9.0%
Bay State Gas Co.   300  7,763
Columbia Gas System, Inc. (The)  1,600  104,200
Consolidated Natural Gas Co.   400  22,250
ENSERCH Corp.   4,600  104,650
Equitable Resources, Inc.   400  13,000
Noram Energy Corp.   1,800  28,125
PanEnergy Corp.   2,600  119,925
Questar Corp.   3,000  117,375
Tejas Gas Corp. (a)   800  35,200
Yankee Energy System, Inc.   400  9,000
  561,488
TOTAL GAS   1,545,352
HOLDING COMPANIES - 0.6%
CINergy Corp.   1,000  34,500
INDEPENDENT POWER - 0.0%
STEAM SUPPLY - 0.0%
Bonneville Pacific Corp. (a)  300  281
OIL & GAS - 2.9%
CRUDE PETROLEUM & GAS - 0.1%
Occidental Petroleum Corp.   300  7,650
PETROLEUM REFINERS - 2.8%
Coastal Corp. (The)  3,600  174,150
TOTAL OIL & GAS   181,800
TELEPHONE SERVICES - 51.6%
AT&T Corp.   3,800  149,625
ALLTEL Corp.   200  6,425
Ameritech Corp.   3,800  227,050
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TELEPHONE SERVICES - CONTINUED
BCE, Inc.   500 $ 25,185
Bell Atlantic Corp.   2,700  181,575
BellSouth Corp.   5,800  257,375
Cincinnati Bell, Inc.   1,100  68,063
GTE Corp.   5,300  249,100
MCI Communications Corp.   9,900  347,738
NYNEX Corp.   4,100  207,563
Pacific Telesis Group  6,600  259,050
SBC Communications, Inc.   4,400  241,450
Sprint Corp.   6,500  264,875
U.S. West Communications Group   4,700  154,513
U.S. West Media Group (a)  4,300  80,088
WorldCom, Inc. (a)  19,350  486,169
  3,205,844
TOTAL COMMON STOCKS
 (Cost $5,335,920)   5,820,798
CONVERTIBLE PREFERRED STOCKS - 0.3%
ELECTRIC UTILITY - 0.3%
COMBINATION UTILITIES - 0.3%
Citizens Utilities Trust $2.50
 (Cost $19,495)  400  19,300
CASH EQUIVALENTS - 5.9%

Taxable Central Cash Fund (b)
 (Cost $368,523)  368,523  368,523
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $5,723,938)  $ 6,208,621
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.39%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $5,723,938. Net unrealized appreciation aggregated $484,683, of which $517,358 related to appreciated investment securities and $32,675 related to depreciated investment securities.
ADVISOR UTILITIES GROWTH FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value                                                                                 $ 6,208,621
(cost $5,723,938) - See accompanying schedule

Receivable for fund shares sold                                                                                     173,418

Dividends receivable                                                                                                16,415

Interest receivable                                                                                                 1,491

Prepaid expenses                                                                                                    34,673

Receivable from investment adviser for expense reductions                                                           24,545

 TOTAL ASSETS                                                                                                       6,459,163

LIABILITIES

Payable for investments purchased                                                                      $ 153,326

Distribution fees payable                                                                               1,352

Other payables and accrued expenses                                                                     17,250

 TOTAL LIABILITIES                                                                                                  171,928

NET ASSETS                                                                                                         $ 6,287,235

Net Assets consist of:

Paid in capital                                                                                                    $ 5,795,349

Undistributed net investment income                                                                                 1,897

Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions                 5,306

Net unrealized appreciation (depreciation) on investments                                                           484,683

NET ASSETS                                                                                                         $ 6,287,235

CALCULATION OF MAXIMUM                                                                                              $11.68
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE and redemption
  price per share ($406,213 (divided by)
  34,764 shares)

 Maximum offering price per share                                                                                   $12.33
 (100/94.75 of $11.68)

 CLASS T:                                                                                                           $11.67
 NET ASSET VALUE and redemption
  price per share ($3,993,297 (divided by)
  342,101 shares)

 Maximum offering price per share                                                                                   $12.09
 (100/96.50 of $11.67)

 INSTITUTIONAL CLASS:                                                                                               $11.69
 NET ASSET VALUE, offering price
  and redemption price per share
  ($1,887,725 (divided by) 161,453 shares)


STATEMENT OF OPERATIONS

 SEPTEMBER 3, 1996 (COMMENCEMENT OF OPERATIONS) TO
 JANUARY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                           $ 34,521
Dividends

Interest                                                                                     5,229

 TOTAL INCOME                                                                                39,750

EXPENSES

Management fee                                                                   $ 8,271

Transfer agent fees                                                               567
Class A

 Class T                                                                          2,302

 Institutional Class                                                              1,079

Distribution fees                                                                 275
Class A

 Class T                                                                          3,257

Accounting fees and expenses                                                      25,000

Non-interested trustees' compensation                                             5

Custodian fees and expenses                                                       5,962

Registration fees                                                                 12,593
Class A

 Class T                                                                          10,739

 Institutional Class                                                              10,883

Audit                                                                             7,563

Legal                                                                             635

 Total expenses before reductions                                                 89,131

 Expense reductions                                                               (64,724    24,407
                                                                                 )

NET INVESTMENT INCOME                                                                        15,343

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                            48,972

 Foreign currency transactions                                                    15         48,987

Change in net unrealized appreciation (depreciation) on investment securities                484,683

NET GAIN (LOSS)                                                                              533,670

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ 549,013


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SEPTEMBER 3, 1996
                                    (COMMENCEMENT
                                    OF
                                    OPERATIONS) TO
                                    JANUARY 31, 1997
                                    (UNAUDITED)


Operations                                                                  $ 15,343
Net investment income

 Net realized gain (loss)                                                    48,987

 Change in net unrealized appreciation (depreciation)                        484,683

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             549,013

Distributions to shareholders                                                (816)
From net investment income
 Class A

  Class T                                                                    (6,500)

  Institutional Class                                                        (6,130)

 From net realized gain                                                      (2,993)
 Class A

  Class T                                                                    (23,832)

  Institutional Class                                                        (16,856)

 TOTAL DISTRIBUTIONS                                                         (57,127)

Share transactions - net increase (decrease)                                 5,795,349

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                    6,287,235

NET ASSETS

 Beginning of period                                                         -

 End of period (including undistributed net investment income of $1,897)    $ 6,287,235



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
      SEPTEMBER 3, 1996
      (COMMENCEMENT OF
      OPERATIONS) TO
      JANUARY 31, 1997

      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                              $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income                                                                                                   .05

 Net realized and unrealized gain (loss)                                                                                 1.77

 Total from investment operations                                                                                 1.82

Less Distributions

 From net investment income                                                                                           (.03)

 From net realized gain                                                                                                   (.11)

 Total distributions                                                                                                      (.14)

Redemption fees added to paid in capital                                                                                  -

Net asset value, end of period                                                                                        $ 11.68

TOTAL RETURN B, C                                                                                                         18.28%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                              $ 406

Ratio of expenses to average net assets                                                                                 1.75% A
                                                                                                                   , E

Ratio of net investment income to average net assets                                                                    1.11% A

Portfolio turnover                                                                                                   22% A

Average commission rate F                                                                                             $ .0183

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D
NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F A FUND
IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD
AND FUND TO FUND DEPENDING
ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



FINANCIAL HIGHLIGHTS - CLASS T
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997

      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                             $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income                                                                                               .04

 Net realized and unrealized gain (loss)                                                                                  1.77

 Total from investment operations                                                                                     1.81

Less Distributions

 From net investment income                                                                                             (.03)

 From net realized gain                                                                                                 (.11)

 Total distributions                                                                                                   (.14)

Redemptions fees added to paid in capital                                                                              -

Net asset value, end of period                                                                                         $ 11.67

TOTAL RETURN B, C                                                                                                      18.18%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                               $ 3,993

Ratio of expenses to average net assets                                                                                2.00% A
                                                                                                                    , E

Ratio of net investment income to average net assets                                                                      .86% A

Portfolio turnover                                                                                                   22% A

Average commission rate F                                                                                             $ .0183

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D
NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F A FUND
IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD
AND FUND TO FUND DEPENDING
ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      JANUARY 31, 1997

      (UNAUDITED)




SELECTED PER-SHARE DATA D                                                                                              $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income                                                                                               .06

 Net realized and unrealized gain (loss)                                                                                1.78

 Total from investment operations                                                                                       1.84

Less Distributions

 From net investment income                                                                                               (.04)

 From net realized gain                                                                                                (.11)

 Total distributions                                                                                                     (.15)

Redemptions fees added to paid in capital                                                                                 -

Net asset value, end of period                                                                                        $ 11.69

TOTAL RETURN B, C                                                                                                     18.49%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                             $ 1,888

Ratio of expenses to average net assets                                                                               1.50% A
                                                                                                                         , E

Ratio of net investment income to average net assets                                                                  1.36% A

Portfolio turnover                                                                                                      22% A

Average commission rate F                                                                                             $ .0183

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX
OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Utilities Growth Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, redemption fees, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
On November 14, 1996, the Board of Trustees approved the creation of an additional class of shares, Class B shares. Offering of the new class commences on March 3, 1997. Class B shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a contingent deferred sales charge levied on Class B share redemptions. This charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $5,644,440 and $337,997, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and .50% of the average net assets of the Class A and Class T shares, respectively. For the period, the fund paid FDC $275 and $3,257 under the Class A and Class T Plans, all of which was paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% for selling Class A and Class T shares of the fund, respectively.
For the period, FDC received sales charges of $11,595 and $34,737 on sales of Class A and Class T shares of the fund, of which $8,974 and $28,590 were paid to securities dealers, banks, and other financial institutions. TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A, Class T and Institutional Class shares. Prior to January 1, 1997, State Street Bank and Trust Company acted in that capacity for the fund's Class T shares, and delegated certain of these services to FIIOC for which FIIOC received its allocable
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
share of all such fees. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annualized rates of
 .51%, .35%, and .17% of the average net assets of Class A, Class T, and Institutional Class, respectively.
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $276 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above annual rates of 1.75%, 2.00%, and 1.50% of average net assets for Class A, Class T, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $15,008, $25,122, and $24,594 for Class A, Class T, and Institutional Class, respectively.
6. BENEFICIAL INTEREST.
At the end of the period, FMR and its affiliates were record owners of approximately 16.9% of the total outstanding shares of the fund.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                                 SHARES          DOLLARS

                                 PERIOD ENDED    PERIOD ENDED
                                 JANUARY 31,     JANUARY 31,

                                 1997 A          1997 A



CLASS A                           38,111         $ 401,344
Shares sold

Reinvestment of distributions     351             3,875

Shares redeemed                   (3,698)         (41,314)

Redemption fees                   -               21

Net increase (decrease)           34,764         $ 363,926

CLASS T                           343,832        $ 3,788,767
Shares sold

Reinvestment of distributions     2,654           29,247

Shares redeemed                   (4,385)         (49,466)

Redemption fees                   -               135

Net increase (decrease)           342,101        $ 3,768,683

INSTITUTIONAL CLASS               161,370        $ 1,662,250
Shares sold

Reinvestment of distributions     1,243           13,709

Shares redeemed                   (1,160)         (13,309)

Redemption fees                   -               90

Net increase (decrease)           161,453        $ 1,662,740

A SHARE TRANSACTIONS FOR EACH CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JANUARY 31, 1997.






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Balanced Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Growth & Income Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Strategic Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)